UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22110

AdvisorShares Trust

(Exact name of registrant as specified in charter)

2 Bethesda Metro Center, Suite 1330

Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

Dan Ahrens

2 Bethesda Metro Center, Suite 1330

Bethesda, Maryland 20814

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ADVISORSHARES TRUST

2 Bethesda Metro Center
Suite 1330
Bethesda, Maryland 20814
www.advisorshares.com
877.THE.ETF1

Semi-Annual Report

December 31, 2013

[This page intentionally left blank.]

ADVISORSHARES TRUST
Letter from the CEO of AdvisorShares Investments, LLC

December 31, 2013

Thank you for being a shareholder in AdvisorShares ETFs. We are pleased to provide you with this semi-annual report for the period ending December 31, 2013. We hit an important milestone in our growth during this past year when we crossed the $1 billion in assets under management threshold. As CEO of AdvisorShares, I want to thank you because as much as hitting this milestone is a testament to the hard work of our employees and our portfolio management teams, it is also a testament to the trust and faith that you have shown in AdvisorShares and in our actively managed ETF products. Speaking for all AdvisorShares employees, a heartfelt thank you!

From December 31, 2012 through December 31, 2013, our total assets under management increased from $611,035,589 to $1,047,558,808. In this same period, the number of Active ETFs across all sponsors increased from 55 ETFs to 71 ETFs, and total assets under management increased almost 50% to approximately $15,000,000,000.

During this period, we launched the following actively managed ETFs:

•	MINC — AdvisorShares Newfleet Multi-Sector Income ETF (Multi-Sector Income Strategy);
•	HDGI — AdvisorShares Athena International Bear ETF (International Equity All-Short Strategy).

In December of 2013, the Board of Trustees made the decision to reorganize one of our ETFs while substantially maintaining its investment objective. The AdvisorShares Global Alpha & Beta ETF (NYSE Arca: RRGR) was renamed the AdvisorShares EquityPro ETF (NYSE Arca: EPRO) and The Elements Financial Group of Irvine, California was brought in as the new portfolio manager. We carefully review the entire AdvisorShares actively managed ETF suite on an ongoing basis, and determined that it was in the best interest of shareholders to make this change due to its performance and associated costs. As a leading innovator of actively managed ETFs, we remain steadfastly committed to providing a diversified line-up of alternative and core strategies to help investors realize their financial goals.

Calendar year 2014 will be another year of explosive growth from our product pipeline, as we are planning to launch over eight new ETFs into the marketplace, providing you with even more quality investment managers and innovative investment strategies, which provide transparency, intra-day liquidity, and operating efficiency.

In addition to reading this report, I encourage you to visit www.advisorshares.com to learn more about all of the actively managed ETFs currently offered by AdvisorShares and others which will be launching soon. You will find detailed information on each investment strategy along with manager commentary from each ETF’s portfolio management team. To hear a short manager commentary in an audio format, please log in and look for the “Manager Minutes” box to listen to the portfolio manager discuss the current positioning of an ETF. 2013 also saw the re-launching of our blog which includes non-product related insight from a number of our portfolio managers. I encourage to regularly check it out at www.alphabaskets.com.

ADVISORSHARES TRUST
Letter from the CEO of AdvisorShares Investments, LLC (continued)

December 31, 2013

I appreciate your support and use of our ETFs and hope that you continue to find them helpful to your investment goals.

Sincerely,
Noah Hamman
CEO, AdvisorShares Investments

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. ADRs are subject to the risk of change in political or economic conditions and exchange rates in foreign countries. Certain funds may participate in leveraged transactions to include selling securities short which creates the risk of magnified capital losses. Under certain market conditions, short sales can increase the volatility and decrease the liquidity of certain securities or positions, and may lower the Fund’s return or result in a loss. There is no guarantee that the individual Funds’ will achieve the stated investment objectives. The risks associated with each Fund include the risks associated with the underlying ETFs, which can result in higher volatility, and are detailed in each Fund’s prospectus and on each Fund’s webpage.

The views in this report were those of the Fund’s CEO as of December 31, 2013 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

ADVISORSHARES TRUST

Shareholder Expense Examples

As a shareholder of the Fund, you incur transaction cost and ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an initial investment of $1,000 invested at July 1, 2013 and held for the period ended December 31, 2013.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses attributable to your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses for the period. You may use this information to compare the ongoing costs of investing in the Funds and other ETF funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value 7/1/2013	Ending Account Value 12/31/2013	Annualized Expense Ratio for the Period(1)	Expenses Paid
AdvisorShares Accuvest Global Long Short ETF
Actual	$1,000.00	$1,017.40	1.50%	$7.63
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.64	1.50%	$7.63
AdvisorShares Accuvest Global Opportunities ETF
Actual	$1,000.00	$1,088.90	1.25%	$6.58
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
AdvisorShares Athena International Bear ETF(2)
Actual	$1,000.00	$902.80	1.50%	$6.49
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,015.92	1.50%	$7.62

ADVISORSHARES TRUST

Shareholder Expense Examples (continued)

Fund Name	Beginning Account Value 7/1/2013	Ending Account Value 12/31/2013	Annualized Expense Ratio for the Period(1)	Expenses Paid
AdvisorShares Cambria Global Tactical ETF
Actual	$1,000.00	$1,046.70	1.25%	$6.45
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
AdvisorShares EquityPro ETF(3)
Actual	$1,000.00	$1,125.10	1.25%	$6.70
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$7.63
AdvisorShares Global Echo ETF
Actual	$1,000.00	$1,114.10	1.50%	$7.99
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.64	1.50%	$7.63
AdvisorShares Madrona Domestic ETF
Actual	$1,000.00	$1,188.80	1.25%	$6.90
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
AdvisorShares Madrona Global Bond ETF
Actual	$1,000.00	$1,022.10	0.95%	$4.84
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84
AdvisorShares Madrona International ETF
Actual	$1,000.00	$1,206.90	1.25%	$6.95
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
AdvisorShares Meidell Tactical Advantage ETF
Actual	$1,000.00	$1,056.80	1.35%	$7.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.40	1.35%	$6.87
AdvisorShares Newfleet Multi-Sector Income ETF
Actual	$1,000.00	$1,021.70	0.75%	$3.82
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
AdvisorShares Peritus High Yield ETF
Actual	$1,000.00	$1,069.30	1.18%	$6.15
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,019.26	1.18%	$6.01

ADVISORSHARES TRUST

Shareholder Expense Examples (continued)

Fund Name	Beginning Account Value 7/1/2013	Ending Account Value 12/31/2013	Annualized Expense Ratio for the Period(1)	Expenses Paid
AdvisorShares Pring Turner Business Cycle ETF
Actual	$1,000.00	$1,049.00	1.49%	$7.70
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.69	1.49%	$7.58
AdvisorShares QAM Equity Hedge ETF
Actual	$1,000.00	$1,086.20	1.50%	$7.89
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.64	1.50%	$7.63
AdvisorShares Ranger Equity Bear ETF
Actual	$1,000.00	$789.70	1.64%	$7.40
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,016.94	1.64%	$8.34
AdvisorShares STAR Global Buy-Write ETF
Actual	$1,000.00	$1,058.00	1.85%	$9.60
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,015.88	1.85%	$9.40
AdvisorShares TrimTabs Float Shrink ETF
Actual	$1,000.00	$1,184.10	0.99%	$5.45
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04
AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF
Actual	$1,000.00	$1,152.10	1.25%	$6.78
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36

(1)	Expense ratios reflect expense caps through the period ended December 31, 2013.
(2)	Fund commenced operations on July 18, 2013. Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending value for the period, multiplied by 166/365 (to reflect commencement of operation).
(3)	Formerly known as, AdvisorShares Global Alpha & Beta ETF.

ADVISORSHARES
ACCUVEST GLOBAL LONG SHORT ETF
Schedule of Investments

December 31, 2013 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 99.0%
Equity Fund — 99.0%
iShares Core S&P 500 ETF	15,558	$2,888,343
iShares MSCI Austria Capped ETF(a)	100,942	1,999,661
iShares MSCI China ETF(a)	169,095	8,153,761
iShares MSCI Germany ETF(a)	207,093	6,577,274
iShares MSCI Japan ETF(a)	700,844	8,501,238
iShares MSCI Netherlands ETF	121,010	3,137,789
iShares MSCI Russia Capped ETF(a)	274,175	6,004,432
iShares MSCI South Korea Capped ETF(a)	59,371	3,839,523
iShares MSCI Taiwan ETF(a)	121,968	1,758,778
Total Exchange Traded Funds (Cost $39,816,766)		42,860,799
MONEY MARKET FUND — 1.1%
Dreyfus Cash Management – Investor Class, 0.00%(b) (Cost $465,257)	465,257	465,257
Total Investments — 100.1% (Cost $40,282,023)		43,326,056
Liabilities in Excess of Other Assets — (0.1)%		(22,675)
Net Assets — 100.0%		$43,303,381

ETF — Exchange Traded Fund

(a)	All or a portion of this security has been segregated as collateral for open swap contracts. The aggregate market value of the collateral posted was $26,190,371 which includes cash in the amount of $663,518 as of December 31, 2013.
(b)	Rate shown reflects the 7-day yield as of December 31, 2013.

See accompanying Notes to Financial Statements.

ADVISORSHARES
ACCUVEST GLOBAL LONG SHORT ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	99.0%
Money Market Fund	1.1
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Total Return Swaps contracts outstanding as of December 31, 2013.

Reference Entity	Number of Contracts	Annual Financing Rate Received (Paid)	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
iShares MSCI Australia ETF	(67,518)	(1.50)%	06/09/2015	$(1,687,275)	$(1,648,818)	$38,457
iShares MSCI Brazil Capped ETF	(50,450)	(0.75)	06/09/2015	(2,245,530)	(2,255,278)	(9,748)
iShares MSCI Canada ETF	(57,715)	(0.38)	06/09/2015	(1,650,072)	(1,683,401)	(33,329)
iShares MSCI Chile Capped ETF	(89,869)	(1.50)	06/09/2015	(4,142,062)	(4,276,230)	(134,168)
iShares MSCI Italy Capped ETF	(159,587)	(0.94)	04/09/2015	(2,366,675)	(2,489,694)	(123,019)
iShares MSCI South Africa ETF	(43,166)	(4.00)	06/09/2015	(2,608,521)	(2,791,024)	(182,503)
iShares MSCI Switzerland Capped ETF	(74,909)	0.68	06/09/2015	(2,364,877)	(2,470,132)	(105,255)
iShares MSCI Thailand Capped ETF	(28,506)	(2.00)	06/09/2015	(2,073,241)	(1,959,819)	113,423
iShares MSCI Turkey ETF	(10,000)	(5.00)	06/09/2015	(535,400)	(478,460)	56,940
WisdomTree India Earnings Fund	(144,723)	(2.25)	06/09/2015	(2,451,608)	(2,527,803)	(76,195)
Net Unrealized Depreciation						$(455,397)

Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

See accompanying Notes to Financial Statements.

ADVISORSHARES
ACCUVEST GLOBAL OPPORTUNITIES ETF
Schedule of Investments

December 31, 2013 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 99.2%
Equity Fund — 99.2%
Global X Norway 30 ETF	114,416	$1,907,818
iShares MSCI China ETF(a)	97,639	4,708,153
iShares MSCI Germany ETF(a)	120,423	3,824,634
iShares MSCI Japan ETF	417,886	5,068,957
iShares MSCI Russia Capped ETF	159,473	3,492,459
iShares MSCI South Korea Capped ETF	34,423	2,226,135
Total Exchange Traded Funds (Cost $19,677,770)		21,228,156
MONEY MARKET FUND — 1.5%
Dreyfus Cash Management – Investor Class, 0.00%(b) (Cost $322,564)	322,564	322,564
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 15.6%
BNY Mellon Securities Lending Overnight Fund, 0.09%(c) (Cost $3,342,825)	3,342,825	3,342,825
Total Investments — 116.3% (Cost $23,343,159)		24,893,545
Liabilities in Excess of Other Assets — (16.3)%		(3,482,539)
Net Assets — 100.0%		$21,411,006

ETF — Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,259,243; the aggregate market value of the collateral held by the fund is $3,342,825.
(b)	Rate shown reflects the 7-day yield as of December 31, 2013.
(c)	Rate shown reflects the 1-day yield as of December 31, 2013.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	99.2%
Money Market Fund	17.1
Total Investments	116.3
Liabilities in Excess of Other Assets	(16.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES
ATHENA INTERNATIONAL BEAR ETF
Schedule of Investments

December 31, 2013 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND — 130.7%
Goldman Sachs Financial Square Fund, 0.06%(a)	1,475,113	$1,475,113
Total Investments Before Securities Sold, Not Yet Purchased (Cost $1,475,113)		1,475,113
Securities Sold, Not Yet Purchased — (71.3)%
COMMON STOCKS — (71.3)%
Auto Manufacturers — (3.5)%
Volvo AB (Sweden)(b)	(2,970)	(39,017)
Auto Parts & Equipment — (2.2)%
Magna International, Inc. (Canada)	(300)	(24,618)
Banks — (21.1)%
Bank of Ireland (Ireland)*(b)	(1,090)	(15,707)
Bank of Montreal (Canada)	(920)	(61,327)
Canadian Imperial Bank of Commerce (Canada)	(550)	(46,976)
Toronto-Dominion Bank (The) (Canada)	(1,210)	(114,030)
Total Banks		(238,040)
Chemicals — (2.9)%
Akzo Nobel NV (Netherlands)(b)	(940)	(24,318)
Braskem SA (Brazil)*(b)	(450)	(8,032)
Total Chemicals		(32,350)
Diversified Financial Services — (0.4)%
Altisource Portfolio Solutions SA (Luxembourg)*	(30)	(4,759)
Electronics — (0.8)%
Sensata Technologies Holding NV (Netherlands)*	(240)	(9,305)
Entertainment — (0.5)%
Lions Gate Entertainment Corp.	(190)	(6,015)
Insurance — (13.4)%
ACE Ltd. (Switzerland)	(460)	(47,624)
Allied World Assurance Company Holdings AG (Switzerland)	(50)	(5,641)
Arch Capital Group Ltd.* (Bermuda)	(180)	(10,744)
Assured Guaranty Ltd. (Bermuda)	(250)	(5,898)
Everest Re Group Ltd. (Bermuda)	(70)	(10,911)
PartnerRe Ltd. (Bermuda)	(70)	(7,380)
RenaissanceRe Holdings Ltd. (Bermuda)	(60)	(5,840)
Sun Life Financial, Inc. (Canada)	(810)	(28,617)
White Mountains Insurance Group Ltd.	(10)	(6,031)
Willis Group Holdings PLC (United Kingdom)	(240)	(10,754)
XL Group PLC (Ireland)	(380)	(12,099)
Total Insurance		(151,539)

See accompanying Notes to Financial Statements.

ADVISORSHARES
ATHENA INTERNATIONAL BEAR ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Leisure Time — (3.4)%
Carnival PLC (United Kingdom)(b)	(930)	$(38,548)
Media — (2.2)%
Pearson PLC (United Kingdom)(b)	(1,100)	(24,640)
Mining — (1.1)%
Norsk Hydro ASA (Norway)(b)	(2,760)	(12,310)
Miscellaneous Manufacturing — (2.4)%
Ingersoll-Rand PLC (Ireland)	(450)	(27,720)
Oil & Gas Services — (0.4)%
Frank's International NV (Netherlands)	(180)	(4,860)
Pharmaceuticals — (0.5)%
Taro Pharmaceutical Industries Ltd. (Israel)*	(60)	(5,934)
Real Estate — (1.2)%
Brookfield Office Properties, Inc.	(690)	(13,282)
Retail — (1.0)%
Tim Hortons, Inc. (Canada)	(200)	(11,676)
Semiconductors — (0.9)%
Marvell Technology Group Ltd	(690)	(9,922)
Software — (1.8)%
Dassault Systemes SA (France)(b)	(160)	(19,888)
Telecommunications — (11.2)%
Telecom Italia SpA (Italy)(b)	(2,440)	(24,303)
Telefonica SA (Spain)(b)	(6,230)	(101,798)
Total Telecommunications		(126,101)
Transportation — (0.4)%
Teekay Corp. (Bermuda)	(90)	(4,321)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(768,563)]		(804,845)
Total Investments — 59.4% (Cost $706,550)		670,268
Other Assets in Excess of Liabilities — 40.6%		457,987
Net Assets — 100.0%		$1,128,255

PLC — Public Limited Company

*	Non-income producing security
(a)	Rate shown reflects the 7-day yield as of December 31, 2013.
(b)	American Depositary Receipt

Cash of $1,511,042 has been segregated to cover margin requirement for open short sales as of December 31, 2013.

See accompanying Notes to Financial Statements.

ADVISORSHARES
ATHENA INTERNATIONAL BEAR ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Auto Manufacturers	(3.5)%
Auto Parts & Equipment	(2.2)
Banks	(21.1)
Chemicals	(2.9)
Diversified Financial Services	(0.4)
Electronics	(0.8)
Entertainment	(0.5)
Insurance	(13.4)
Leisure Time	(3.4)
Media	(2.2)
Mining	(1.1)
Miscellaneous Manufacturing	(2.4)
Oil & Gas Services	(0.4)
Pharmaceuticals	(0.5)
Real Estate	(1.2)
Retail	(1.0)
Semiconductors	(0.9)
Software	(1.8)
Telecommunications	(11.2)
Transportation	(0.4)
Money Market Fund	130.7
Total Investments	59.4
Other Assets in Excess of Liabilities	40.6
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES
CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments

December 31, 2013 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 95.0%
Asset Allocation Fund — 4.7%
WisdomTree Managed Futures Strategy Fund*	50,590	$2,101,509
Commodity Fund — 3.6%
PowerShares DB Energy Fund*	31,602	921,198
United States Commodity Index Fund*(a)	12,467	699,150
Total Commodity Fund		1,620,348
Currency Fund — 1.8%
CurrencyShares British Pound Sterling Trust*(a)	1,274	207,917
CurrencyShares Euro Trust*	1,477	200,857
CurrencyShares Swiss Franc Trust*(a)	1,839	201,959
WisdomTree Chinese Yuan Fund	7,989	203,528
Total Currency Fund		814,261
Debt Fund — 37.9%
iShares 1–3 Year Treasury Bond ETF	2,025	170,869
iShares 3–7 Year Treasury Bond ETF	7,180	861,815
iShares 7–10 Year Treasury Bond ETF(a)	20,790	2,063,200
iShares Core Total U.S. Bond Market ETF	9,160	974,899
iShares iBoxx $ High Yield Corporate Bond ETF	19,174	1,780,881
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	6,129	699,993
iShares MBS ETF	9,300	972,501
iShares TIPS Bond ETF	8,848	972,395
Market Vectors International High Yield Bond ETF	10,000	272,500
PIMCO Enhanced Short Maturity ETF	1,686	170,792
PowerShares Emerging Markets Sovereign Debt Portfolio(a)	18,756	506,412
PowerShares Fundamental High Yield Corporate Bond Portfolio(a)	78,435	1,506,736
PowerShares Senior Loan Portfolio	17,150	426,692
SPDR Barclays International Treasury Bond ETF	16,789	969,397
SPDR Barclays TIPS ETF(a)	17,869	972,252
SPDR Blackstone/GSO Senior Loan ETF	8,577	429,022
Vanguard Short-Term Bond ETF	2,128	170,091
Vanguard Total Bond Market ETF	26,017	2,081,100
Vanguard Total International Bond ETF	19,622	973,644
Total Debt Fund		16,975,191

See accompanying Notes to Financial Statements.

ADVISORSHARES
CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Equity Fund — 47.0%
Cambria Shareholder Yield ETF(a)	45,930	$1,348,964
Consumer Discretionary Select Sector SPDR Fund	10,868	726,308
Energy Select Sector SPDR Fund(a)	7,401	655,062
Financial Select Sector SPDR Fund	31,439	687,257
Global X FTSE Greece 20 ETF	82,421	1,856,945
Health Care Select Sector SPDR Fund	27,370	1,517,393
Industrial Select Sector SPDR Fund	14,154	739,688
iShares China Large-Cap ETF(a)	22,227	852,405
iShares MSCI Austria Capped ETF(a)	35,695	707,118
iShares MSCI Belgium Capped ETF(a)	60,867	997,604
iShares MSCI EAFE Small-Cap ETF	19,242	980,957
iShares MSCI France ETF	25,824	734,693
iShares MSCI Ireland Capped ETF(a)	58,806	2,108,195
iShares MSCI Italy Capped ETF(a)	47,617	742,349
iShares MSCI Spain Capped ETF(a)	54,656	2,108,082
iShares MSCI Taiwan ETF	60,247	868,762
Market Vectors Russia ETF(a)	29,601	854,581
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(a)	8,307	365,259
PowerShares FTSE RAFI Emerging Markets Portfolio	3,257	66,736
PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio	2,624	256,444
PowerShares QQQ Trust, Series 1	3,173	279,097
SPDR S&P Emerging Markets SmallCap ETF	3,793	176,033
Vanguard FTSE All-World ex-US ETF	7,115	360,944
Vanguard FTSE Emerging Markets ETF	6,455	265,559
Vanguard Mid-Cap ETF	1,799	197,926
WisdomTree Emerging Markets Equity Income Fund	1,739	88,741
WisdomTree International SmallCap Dividend Fund(a)	7,854	494,252
Total Equity Fund		21,037,354
Total Exchange Traded Funds (Cost $39,334,732)		42,548,663

See accompanying Notes to Financial Statements.

ADVISORSHARES
CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND — 5.5%
Invesco Government & Agency Portfolio – Private Investment Class, 0.03%(b) (Cost $2,492,551)	2,492,551	$2,492,551
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 14.1%
BNY Mellon Securities Lending Overnight Fund, 0.09%(c) (Cost $6,305,550)	6,305,550	6,305,550
Total Investments — 114.6% (Cost $48,132,833)		51,346,764
Liabilities in Excess of Other Assets — (14.6)%		(6,553,470)
Net Assets — 100.0%		$44,793,294

ETF — Exchange Traded Fund

MBS — Mortgage Backed Securities

TIPS — Treasury Inflation Protected Securities

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $6,135,171; the aggregate market value of the collateral held by the fund is $6,305,550.
(b)	Rate shown reflects the 7-day yield as of December 31, 2013.
(c)	Rate shown reflects the 1-day yield as of December 31, 2013.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Asset Allocation Fund	4.7%
Commodity Fund	3.6
Currency Fund	1.8
Debt Fund	37.9
Equity Fund	47.0
Money Market Fund	19.6
Total Investments	114.6
Liabilities in Excess of Other Assets	(14.6)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES
EQUITYPRO ETF†
Schedule of Investments

December 31, 2013 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 97.8%
Equity Fund — 97.8%
iShares Global Consumer Discretionary ETF(a)	17,700	$1,488,216
iShares Global Consumer Staples ETF	26,561	2,286,637
iShares Global Energy ETF	37,311	1,612,581
iShares Global Financials ETF	26,609	1,493,829
iShares Global Healthcare ETF	26,446	2,277,001
iShares Global Industrials ETF(a)	22,879	1,633,789
iShares Global Tech ETF(a)	17,700	1,474,235
iShares Global Telecomm ETF	22,579	1,542,394
iShares Global Materials ETF	26,678	1,662,840
iShares Global Utilities ETF	33,765	1,491,738
Total Exchange Traded Funds (Cost $16,610,334)		16,963,260
MONEY MARKET FUND — 2.7%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 0.01%(b) (Cost $471,740)	471,740	471,740
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 4.9%
BNY Mellon Securities Lending Overnight Fund, 0.09%(c) (Cost $855,075)	855,075	855,075
Total Investments — 105.4% (Cost $17,937,149)		18,290,075
Liabilities in Excess of Other Assets — (5.4)%		(935,008)
Net Assets — 100.0%		$17,355,067

ETF — Exchange Traded Fund

†	Formerly known as, AdvisorShares Global Alpha & Beta ETF.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $837,234; the aggregate market value of the collateral held by the fund is $855,075.
(b)	Rate shown reflects the 7-day yield as of December 31, 2013.
(c)	Rate shown reflects the 1-day yield as of December 31, 2013.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	97.8%
Money Market Fund	7.6
Total Investments	105.4
Liabilities in Excess of Other Assets	(5.4)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES
GLOBAL ECHO ETF
Schedule of Investments

December 31, 2013 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 54.0%
Auto Parts & Equipment — 2.7%
Johnson Controls, Inc.	2,449	$125,634
Tenneco, Inc.*	636	35,978
Total Auto Parts & Equipment		161,612
Banks — 1.2%
City National Corp.	516	40,878
Tompkins Financial Corp.	609	31,296
Total Banks		72,174
Beverages — 0.4%
Reed’s, Inc.*(a)	2,780	22,184
Biotechnology — 3.0%
Illumina, Inc.*	530	58,628
Novozymes A/S (Denmark)(b)	2,842	120,103
Total Biotechnology		178,731
Building Materials — 2.1%
Apogee Enterprises, Inc.	1,761	63,238
Toto Ltd. (Japan)(b)	1,997	63,346
Total Building Materials		126,584
Commercial Services — 2.5%
Automatic Data Processing, Inc.	697	56,325
MasterCard, Inc., Class A	88	73,520
Where Food Comes From, Inc.*	11,070	22,140
Total Commercial Services		151,985
Computers — 4.3%
Apple, Inc.	178	99,877
EMC Corp.	1,749	43,987
Silver Spring Networks, Inc.*	1,646	34,566
Stratasys Ltd. (Israel)*	380	51,186

See accompanying Notes to Financial Statements.

ADVISORSHARES
GLOBAL ECHO ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Computers — 4.3% (continued)
Teradata Corp.*	740	$33,663
Total Computers		263,279
Cosmetics/Personal Care — 0.7%
Procter & Gamble Co. (The)	537	43,717
Distribution/Wholesale — 1.0%
LKQ Corp.*	1,859	61,161
Diversified Financial Services — 1.9%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	2,420	33,783
MarketAxess Holdings, Inc.	350	23,405
Wageworks, Inc.*	955	56,765
Total Diversified Financial Services		113,953
Electronics — 1.0%
Itron, Inc.*	341	14,128
Thermo Fisher Scientific, Inc.	410	45,653
Total Electronics		59,781
Energy — Alternate Sources — 0.3%
Enphase Energy, Inc.*(a)	3,082	19,540
Environmental Control — 1.8%
Clean Harbors, Inc.*	530	31,779
Stericycle, Inc.*	409	47,514
Tomra Systems ASA (Norway)(b)	2,992	27,864
Total Environmental Control		107,157
Food — 2.9%
Boulder Brands, Inc.*	1,864	29,563
Nestle SA (Switzerland)(b)	331	24,358
SunOpta, Inc. (Canada)*	1,600	16,016

See accompanying Notes to Financial Statements.

ADVISORSHARES
GLOBAL ECHO ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Food — 2.9% (continued)
United Natural Foods, Inc.*	1,437	$108,336
Total Food		178,273
Healthcare – Products — 2.1%
Covidien PLC (Ireland)	615	41,881
Haemonetics Corp.*	390	16,431
Life Technologies Corp.*	929	70,418
Total Healthcare – Products		128,730
Healthcare – Services — 0.6%
Laboratory Corp. of America Holdings*	400	36,548
Home Builders — 0.7%
Daiwa House Industry Co. Ltd. (Japan)(b)	208	40,389
Internet — 3.2%
Amazon.com, Inc.*	150	59,819
eBay, Inc.*	679	37,270
F5 Networks, Inc.*	394	35,799
Google, Inc., Class A*	57	63,880
Total Internet		196,768
Machinery – Diversified — 2.6%
Rockwell Automation, Inc.	330	38,993
Tennant Co.	370	25,090
Xylem, Inc.	2,709	93,731
Total Machinery – Diversified		157,814
Miscellaneous Manufacturing — 1.2%
Aptargroup, Inc.	729	49,433
Pure Technologies Ltd. (Canada)*	3,741	23,157
Total Miscellaneous Manufacturing		72,590
Office Furnishings — 0.9%
Interface, Inc.	2,561	56,240

See accompanying Notes to Financial Statements.

ADVISORSHARES
GLOBAL ECHO ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Pharmaceuticals — 4.2%
GlaxoSmithKline PLC (United Kingdom)(b)	1,071	$57,181
Isis Pharmaceuticals, Inc.*	800	31,872
Novo Nordisk AG (Switzerland)(b)	799	64,224
Perrigo Co. PLC	336	51,562
Teva Pharmaceutical Industries Ltd. (Israel)(b)	1,253	50,220
Total Pharmaceuticals		255,059
Real Estate — 0.4%
Jones Lang LaSalle, Inc.	245	25,086
Real Estate Investment Trusts — 0.7%
Prologis, Inc.	1,117	41,273
Retail — 1.1%
CVS Caremark Corp.	939	67,204
Semiconductors — 1.9%
Cree, Inc.*	774	48,429
First Solar, Inc.*	467	25,517
NXP Semiconductor NV (Netherlands)*	849	38,995
Total Semiconductors		112,941
Software — 1.3%
Adobe Systems, Inc.*	849	50,838
Fiserv, Inc.*	470	27,754
Total Software		78,592
Telecommunications — 3.3%
Cisco Systems, Inc.	1,918	43,059
Corning, Inc.	1,793	31,951
IPG Photonics Corp.*(a)	522	40,512
Telenor ASA (Norway)(b)	457	32,708
Vodafone Group PLC (United Kingdom)(b)	1,267	49,806
Total Telecommunications		198,036

See accompanying Notes to Financial Statements.

ADVISORSHARES
GLOBAL ECHO ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares/ Principal	Value
Transportation — 2.2%
Canadian National Railway Co. (Canada)	1,358	$77,433
Union Pacific Corp.	321	53,928
Total Transportation		131,361
Water — 1.8%
American Water Works Co., Inc.	982	41,500
Severn Trent PLC (United Kingdom)(a)(b)	2,442	68,974
Total Water		110,474
Total Common Stocks (Cost $2,541,542)		3,269,236
ASSET BACKED SECURITIES — 6.6%
SBA, 4.08%, 07/25/38@.	148,548	172,073
SBAP, Class 1, Series 2009-20H, 4.45%, 08/01/29	214,597	229,252
Total Asset Backed Securities (Cost $414,679)		401,325
COMMERCIAL MORTGAGE BACKED SECURITY — 4.2%
Government National Mortgage Association, Class AC, Series 2011 – 109, 3.25%, 04/16/43 (Cost $267,165)	250,000	258,350
MUNICIPAL BOND — 6.6%
New York State Housing Finance Agency, 0.10%, 05/15/34@ (Cost $400,000)	400,000	400,000
EXCHANGE TRADED FUNDS — 22.4%
Debt Fund — 10.2%
ProShares Short 20+ Year Treasury*	1,200	39,492
SPDR Barclays Capital 1–3 Month T-Bill ETF*	12,658	579,357
Total Debt Fund		618,849
Equity Fund — 12.2%
AdvisorShares Ranger Equity Bear ETF*†	1,300	16,588
First Trust ISE Global Wind Energy Index ETF(a)	1,900	21,565
Global X Lithium ETF	4,200	54,633
Guggenheim S&P Global Water Index ETF	1,800	49,770

See accompanying Notes to Financial Statements.

ADVISORSHARES
GLOBAL ECHO ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Equity Fund — 12.2% (continued)
iShares MSCI KLD 400 Social ETF(a)	3,600	$249,048
PowerShares Cleantech Portfolio(a)	1,900	60,363
PowerShares Global Clean Energy Portfolio	6,400	77,376
PowerShares Water Resources Portfolio	2,900	76,038
PowerShares Wilderhill Clean Energy Portfolio	4,400	28,116
ProShares Short MSCI Emerging Markets*(a)	300	7,890
ProShares Short Real Estate*(a)	3,600	95,580
Total Equity Fund		736,967
Total Exchange Traded Funds (Cost $1,285,035)		1,355,816
MONEY MARKET FUNDS — 6.3%
Federated Government Obligation Fund, Class IS, 0.01%(c)	19,619	19,619
Fidelity Institutional Money Market Government Portfolio – Class I, 0.01%(c)	184,330	184,330
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.01%(c)	175,685	175,686
Total Money Market Funds (Cost $379,635)		379,635
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 5.4%
BNY Mellon Securities Lending Overnight Fund, 0.09%(d) (Cost $327,399)	327,399	327,399
Total Investments — 105.5% (Cost $5,615,455)		6,391,761
Liabilities in Excess of Other Assets — (5.5%)		(335,853)
Net Assets — 100.0%		$6,055,908

ETF — Exchange Traded Fund

PLC — Public Limited Company

*	Non-income producing security
@	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2013.
†	Affiliated Company
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $318,158; the aggregate market value of the collateral held by the fund is $327,399.
(b)	American Depositary Receipt
(c)	Rate shown reflects the 7-day yield as of December 31, 2013.
(d)	Rate shown reflects the 1-day yield as of December 31, 2013.

See accompanying Notes to Financial Statements.

ADVISORSHARES
GLOBAL ECHO ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Asset Backed Securities	6.6%
Auto Parts & Equipment	2.7
Banks	1.2
Beverages	0.4
Biotechnology	3.0
Building Materials	2.1
Commercial Mortgage Backed Security	4.2
Commercial Services	2.5
Computers	4.3
Cosmetics/Personal Care	0.7
Debt Fund	10.2
Distribution/Wholesale	1.0
Diversified Financial Services	1.9
Electronics	1.0
Energy – Alternate Sources	0.3
Environmental Control	1.8
Equity Fund	12.2
Food	2.9
Healthcare – Products	2.1
Healthcare – Services	0.6
Home Builders	0.7
Internet	3.2
Machinery – Diversified	2.6
Miscellaneous Manufacturing	1.2
Money Market Fund	11.7
Municipal Bond	6.6
Office Furnishings	0.9
Pharmaceuticals	4.2
Real Estate	0.4
Real Estate Investment Trusts	0.7
Retail	1.1
Semiconductors	1.9
Software	1.3
Telecommunications	3.3
Transportation	2.2
Water	1.8
Total Investments	105.5
Liabilities in Excess of Other Assets	(5.5)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments

December 31, 2013 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.0%
Advertising — 0.5%
Interpublic Group of Cos., Inc. (The)	4,044	$71,579
Omnicom Group, Inc.	434	32,276
Total Advertising		103,855
Aerospace/Defense — 1.4%
Boeing Co. (The)	466	63,604
General Dynamics Corp.	273	26,085
L-3 Communications Holdings, Inc.	134	14,319
Lockheed Martin Corp.	212	31,516
Northrop Grumman Corp.	296	33,925
Raytheon Co.	705	63,943
Rockwell Collins, Inc.	340	25,133
United Technologies Corp.	517	58,835
Total Aerospace/Defense		317,360
Agriculture — 1.0%
Altria Group, Inc.	874	33,553
Archer-Daniels-Midland Co.	1,470	63,798
Lorillard, Inc.	1,228	62,235
Philip Morris International, Inc.	438	38,163
Reynolds American, Inc.	563	28,144
Total Agriculture		225,893
Airlines — 0.8%
Delta Air Lines, Inc.	3,332	91,530
Southwest Airlines Co.	5,083	95,764
Total Airlines		187,294
Apparel — 0.7%
NIKE, Inc., Class B	482	37,904
Ralph Lauren Corp.	377	66,567
VF Corp.	976	60,844
Total Apparel		165,315
Auto Manufacturers — 0.9%
Ford Motor Co.	4,419	68,185
General Motors Co.*	2,267	92,652
PACCAR, Inc.	697	41,242
Total Auto Manufacturers		202,079

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Auto Parts & Equipment — 1.2%
BorgWarner, Inc.	1,422	$79,504
Goodyear Tire & Rubber Co. (The)	3,774	90,010
Johnson Controls, Inc.	1,759	90,237
Total Auto Parts & Equipment		259,751
Banks — 4.1%
Bank of America Corp.	2,267	35,297
Bank of New York Mellon Corp. (The)	1,806	63,102
BB&T Corp.	906	33,812
Capital One Financial Corp.	751	57,534
Citigroup, Inc.	1,459	76,029
Comerica, Inc.	452	21,488
Fifth Third Bancorp	2,136	44,920
Goldman Sachs Group, Inc. (The)	247	43,783
Huntington Bancshares, Inc.	2,853	27,531
JPMorgan Chase & Co.	728	42,573
KeyCorp	1,258	16,882
M&T Bank Corp.	541	62,983
Morgan Stanley	1,891	59,302
Northern Trust Corp.	849	52,545
PNC Financial Services Group, Inc.	491	38,092
Regions Financial Corp.	2,786	27,554
State Street Corp.	876	64,290
SunTrust Banks, Inc.	805	29,632
US Bancorp	665	26,866
Wells Fargo & Co.	1,163	52,800
Zions Bancorporation	724	21,691
Total Banks		898,706
Beverages — 1.3%
Beam, Inc.	289	19,669
Brown-Forman Corp., Class B	360	27,205
Coca-Cola Co. (The)	530	21,894
Coca-Cola Enterprises, Inc.	1,028	45,366
Constellation Brands, Inc., Class A*	942	66,298
Dr Pepper Snapple Group, Inc.	657	32,009
Molson Coors Brewing Co., Class B	345	19,372
Monster Beverage Corp.*	563	38,155
PepsiCo, Inc.	267	22,145
Total Beverages		292,113

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc.*	467	$62,139
Amgen, Inc.	334	38,129
Biogen Idec, Inc.*	220	61,545
Celgene Corp.*	434	73,329
Gilead Sciences, Inc.*	1,023	76,879
Regeneron Pharmaceuticals, Inc.*	130	35,781
Total Biotechnology		347,802
Building Materials — 0.4%
Masco Corp.	3,926	89,395
Chemicals — 2.6%
Air Products & Chemicals, Inc.	285	31,857
Airgas, Inc.	315	35,233
CF Industries Holdings, Inc.	343	79,933
Dow Chemical Co. (The)	895	39,738
E.I. du Pont de Nemours & Co.	518	33,654
Eastman Chemical Co.	647	52,213
Ecolab, Inc.	313	32,636
FMC Corp.	619	46,710
International Flavors & Fragrances, Inc.	297	25,536
Monsanto Co.	512	59,674
Mosaic Co. (The)	313	14,796
PPG Industries, Inc.	133	25,225
Praxair, Inc.	283	36,798
Sherwin-Williams Co. (The)	253	46,425
Sigma-Aldrich Corp.	187	17,580
Total Chemicals		578,008
Coal — 0.1%
CONSOL Energy, Inc.	391	14,874
Peabody Energy Corp.	402	7,851
Total Coal		22,725
Commercial Services — 2.9%
ADT Corp. (The)	736	29,786
Automatic Data Processing, Inc.	266	21,495
Cintas Corp.	623	37,125
Equifax, Inc.	792	54,719
H&R Block, Inc.	2,442	70,916
Iron Mountain, Inc.	1,092	33,142
MasterCard, Inc., Class A	73	60,989
McGraw Hill Financial Inc. (The)	956	74,759
Moody’s Corp.	626	49,122

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Commercial Services — 2.9% (continued)
Quanta Services, Inc.*	1,526	$48,161
Robert Half International, Inc.	1,303	54,713
Total System Services, Inc.	1,726	57,441
Western Union Co. (The)	2,745	47,351
Total Commercial Services		639,719
Computers — 2.9%
Apple, Inc.	145	81,361
Cognizant Technology Solutions Corp., Class A*	817	82,501
Computer Sciences Corp.	1,513	84,546
EMC Corp.	3,004	75,551
International Business Machines Corp.	431	80,843
NetApp, Inc.	1,737	71,460
SanDisk Corp.	1,188	83,801
Teradata Corp.*	1,712	77,879
Western Digital Corp.	116	9,732
Total Computers		647,674
Cosmetics/Personal Care — 0.6%
Avon Products, Inc.	3,167	54,536
Colgate-Palmolive Co.	296	19,302
Estee Lauder Cos., Inc. (The), Class A	376	28,320
Procter & Gamble Co. (The)	329	26,784
Total Cosmetics/Personal Care		128,942
Distribution/Wholesale — 0.8%
Fastenal Co.	767	36,440
Fossil Group, Inc.*	567	68,006
Genuine Parts Co.	370	30,780
W.W. Grainger, Inc.	181	46,231
Total Distribution/Wholesale		181,457
Diversified Financial Services — 4.6%
American Express Co.	661	59,973
Ameriprise Financial, Inc.	770	88,588
BlackRock, Inc.	182	57,598
Charles Schwab Corp. (The)	1,768	45,968
CME Group, Inc.	322	25,264
Discover Financial Services	1,329	74,358
E*TRADE Financial Corp.*	3,903	76,655
Franklin Resources, Inc.	1,215	70,142
IntercontinentalExchange Group, Inc.	338	76,023

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Diversified Financial Services — 4.6% (continued)
Invesco Ltd.	2,260	$82,264
Legg Mason, Inc.	2,130	92,612
NASDAQ OMX Group, Inc. (The)	2,000	79,600
SLM Corp.	2,704	71,061
T. Rowe Price Group, Inc.	598	50,094
Visa, Inc., Class A	302	67,249
Total Diversified Financial Services		1,017,449
Electric — 1.4%
AES Corp. (The)	2,648	38,422
Ameren Corp.	335	12,114
American Electric Power Co., Inc.	286	13,368
CMS Energy Corp.	639	17,106
Consolidated Edison, Inc.	184	10,171
Dominion Resources, Inc.	241	15,590
DTE Energy Co.	224	14,871
Duke Energy Corp.	161	11,111
Edison International	370	17,131
Integrys Energy Group, Inc.	226	12,297
NextEra Energy, Inc.	201	17,210
Northeast Utilities	543	23,018
Pepco Holdings, Inc.	660	12,626
PG&E Corp.	221	8,902
Pinnacle West Capital Corp.	236	12,489
Public Service Enterprise Group, Inc.	235	7,529
SCANA Corp.	334	15,675
Southern Co. (The)	332	13,648
TECO Energy, Inc.(a)	650	11,206
Wisconsin Energy Corp.	324	13,394
Xcel Energy, Inc.	537	15,004
Total Electric		312,882
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	1,016	53,513
Emerson Electric Co.	605	42,459
Total Electrical Components & Equipment		95,972
Electronics — 1.6%
Agilent Technologies, Inc.	651	37,231
Amphenol Corp., Class A	445	39,685
FLIR Systems, Inc.	1,322	39,792
Honeywell International, Inc.	599	54,731
Jabil Circuit, Inc.	3,548	61,877

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Electronics — 1.6% (continued)
PerkinElmer, Inc.	1,311	$54,052
Thermo Fisher Scientific, Inc.	325	36,189
Waters Corp.*	260	26,000
Total Electronics		349,557
Engineering & Construction — 0.6%
Fluor Corp.	717	57,568
Jacobs Engineering Group, Inc.*	1,087	68,470
Total Engineering & Construction		126,038
Entertainment — 0.3%
International Game Technology	3,862	70,134
Environmental Control — 0.3%
Republic Services, Inc.	301	9,993
Stericycle, Inc.*	261	30,320
Waste Management, Inc.	804	36,076
Total Environmental Control		76,389
Food — 2.3%
Campbell Soup Co.	390	16,879
ConAgra Foods, Inc.	1,591	53,617
General Mills, Inc.	450	22,459
Hershey Co. (The)	220	21,391
Hormel Foods Corp.	785	35,458
JM Smucker Co. (The)	256	26,527
Kellogg Co.	412	25,161
Kraft Foods Group, Inc.	358	19,303
Kroger Co. (The)	1,092	43,167
McCormick & Co., Inc.	307	21,158
Mondelez International, Inc., Class A	1,242	43,843
Safeway, Inc.	1,380	44,947
Sysco Corp.	780	28,158
Tyson Foods, Inc., Class A	2,229	74,582
Whole Foods Market, Inc.	417	24,115
Total Food		500,765
Forest Products & Paper — 0.5%
International Paper Co.	1,811	88,793
MeadWestvaco Corp.	680	25,113
Total Forest Products & Paper		113,906

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Gas — 0.2%
AGL Resources, Inc.	262	$12,374
CenterPoint Energy, Inc.	480	11,126
NiSource, Inc.	529	17,394
Sempra Energy	147	13,195
Total Gas		54,089
Hand/Machine Tools — 0.4%
Snap-On, Inc.	444	48,627
Stanley Black & Decker, Inc.	379	30,581
Total Hand/Machine Tools		79,208
Healthcare – Products — 2.6%
Baxter International, Inc.	601	41,800
Becton Dickinson and Co.	248	27,401
Boston Scientific Corp.*	1,438	17,285
C.R. Bard, Inc.	255	34,155
CareFusion Corp.*	1,246	49,616
DENTSPLY International, Inc.	909	44,068
Edwards Lifesciences Corp.*	593	38,996
Hospira, Inc.*	800	33,024
Intuitive Surgical, Inc.*	84	32,263
Life Technologies Corp.*	475	36,005
Medtronic, Inc.	406	23,300
Patterson Cos., Inc.	808	33,290
St. Jude Medical, Inc.	755	46,772
Stryker Corp.	418	31,408
Varian Medical Systems, Inc.*	562	43,662
Zimmer Holdings, Inc.	464	43,240
Total Healthcare – Products		576,285
Healthcare – Services — 2.9%
Aetna, Inc.	1,247	85,532
Cigna Corp.	1,022	89,405
DaVita HealthCare Partners Inc.*	1,043	66,095
Humana, Inc.	787	81,234
Laboratory Corp. of America Holdings*	622	56,832
Quest Diagnostics, Inc.	1,023	54,771
Tenet Healthcare Corp*.	761	32,053
UnitedHealth Group, Inc.	1,156	87,047
WellPoint, Inc.	840	77,608
Total Healthcare – Services		630,577

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Home Builders — 1.0%
D.R. Horton, Inc.*	4,210	$93,967
Lennar Corp., Class A	393	15,547
PulteGroup, Inc.	5,013	102,115
Total Home Builders		211,629
Home Furnishings — 0.8%
Harman International Industries, Inc.	1,024	83,815
Whirlpool Corp.	627	98,351
Total Home Furnishings		182,166
Household Products/Wares — 0.4%
Avery Dennison Corp.	785	39,399
Clorox Co. (The)	229	21,242
Kimberly-Clark Corp.	201	20,997
Total Household Products/Wares		81,638
Housewares — 0.2%
Newell Rubbermaid, Inc.	1,326	42,976
Insurance — 5.2%
Aflac, Inc.	855	57,114
Allstate Corp. (The)	1,251	68,229
American International Group, Inc.	1,316	67,182
Assurant, Inc.	948	62,919
Berkshire Hathaway, Inc., Class B*	278	32,960
Chubb Corp. (The)	669	64,645
Genworth Financial, Inc., Class A*	5,790	89,919
Hartford Financial Services Group, Inc. (The)	2,152	77,967
Lincoln National Corp.	1,627	83,986
Marsh & McLennan Cos., Inc.	919	44,443
MetLife, Inc.	1,601	86,326
Principal Financial Group, Inc.	1,655	81,608
Progressive Corp. (The)	1,368	37,305
Prudential Financial, Inc.	974	89,822
Torchmark Corp.	719	56,190
Travelers Cos., Inc. (The)	729	66,004
Unum Group	1,989	69,774
Total Insurance		1,136,393
Internet — 2.6%
Amazon.com, Inc.*	29	11,565
eBay, Inc.*	1,232	67,624
Expedia, Inc.	1,292	90,001
F5 Networks, Inc.*	659	59,877

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Internet — 2.6% (continued)
Google, Inc., Class A*	62	$69,484
Netflix, Inc.*	33	12,150
priceline.com, Inc.*	64	74,394
Symantec Corp.	1,911	45,061
TripAdvisor, Inc.*	411	34,043
VeriSign, Inc.*	776	46,389
Yahoo! Inc.*	1,362	55,079
Total Internet		565,667
Iron/Steel — 0.3%
Cliffs Natural Resources, Inc.(a)	669	17,535
Nucor Corp.	1,003	53,540
Total Iron/Steel		71,075
Leisure Time — 0.5%
Carnival Corp. (Panama)	1,049	42,138
Harley-Davidson, Inc.	828	57,331
Total Leisure Time		99,469
Lodging — 0.7%
Marriott International, Inc., Class A	1,209	59,676
Starwood Hotels & Resorts Worldwide, Inc.	291	23,120
Wynn Resorts Ltd.	345	67,003
Total Lodging		149,799
Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	187	16,981
Joy Global, Inc.(a)	1,222	71,475
Total Machinery – Construction & Mining		88,456
Machinery – Diversified — 1.4%
Cummins, Inc.	347	48,917
Deere & Co.	731	66,762
Flowserve Corp.	903	71,183
Rockwell Automation, Inc.	329	38,875
Roper Industries, Inc.	340	47,151
Xylem, Inc.	910	31,486
Total Machinery – Diversified		304,374
Media — 3.1%
Cablevision Systems Corp., Class A	700	12,551
CBS Corp., Class B	932	59,406
Comcast Corp., Class A	1,217	63,241

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Media — 3.1% (continued)
DIRECTV*	1,285	$88,781
Discovery Communications, Inc., Class A*	736	66,549
Gannett Co., Inc.	813	24,048
Scripps Networks Interactive, Inc., Class A	594	51,328
Time Warner Cable, Inc.	498	67,479
Time Warner, Inc.	750	52,290
Twenty-First Century Fox, Inc., Class A	1,852	65,153
Viacom, Inc., Class B	729	63,671
Walt Disney Co. (The)	779	59,516
Total Media		674,013
Metal Fabricate/Hardware — 0.3%
Precision Castparts Corp.	249	67,056
Mining — 0.6%
Alcoa, Inc.	8,796	93,502
Freeport-McMoRan Copper & Gold, Inc.	1,229	46,382
Total Mining		139,884
Miscellaneous Manufacturing — 2.0%
3M Co.	348	48,807
Danaher Corp.	627	48,405
Dover Corp.	712	68,737
General Electric Co.	1,812	50,790
Illinois Tool Works, Inc.	316	26,569
Leggett & Platt, Inc.	2,194	67,882
Pall Corp.	361	30,811
Parker Hannifin Corp.	206	26,500
Textron, Inc.	1,777	65,323
Total Miscellaneous Manufacturing		433,824
Office/Business Equipment — 0.6%
Pitney Bowes, Inc.	2,569	59,858
Xerox Corp.	5,927	72,131
Total Office/Business Equipment		131,989
Oil & Gas — 6.0%
Anadarko Petroleum Corp.	121	9,598
Cabot Oil & Gas Corp.	1,576	61,086
Chesapeake Energy Corp.	2,891	78,462

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Oil & Gas — 6.0% (continued)
Chevron Corp.	150	$18,736
ConocoPhillips	258	18,228
Denbury Resources, Inc.*	4,323	71,027
Diamond Offshore Drilling, Inc.	1,257	71,548
EOG Resources, Inc.	278	46,659
EQT Corp.	754	67,694
Exxon Mobil Corp.	884	89,461
Helmerich & Payne, Inc.	95	7,987
Hess Corp.	168	13,944
Marathon Oil Corp.	2,148	75,824
Marathon Petroleum Corp.	981	89,987
Murphy Oil Corp.	1,036	67,216
Newfield Exploration Co.*	1,171	28,842
Noble Energy, Inc.	824	56,123
Occidental Petroleum Corp.	591	56,204
Phillips 66	959	73,968
Pioneer Natural Resources Co.	98	18,039
QEP Resources, Inc.	1,025	31,416
Range Resources Corp.	212	17,874
Rowan Cos. PLC, Class A*	2,187	77,332
Southwestern Energy Co.*(a)	660	25,958
Tesoro Corp.	1,676	98,046
Valero Energy Corp.	1,132	57,053
Total Oil & Gas		1,328,312
Oil & Gas Services — 1.9%
Baker Hughes, Inc.	1,412	78,027
Cameron International Corp.*	1,230	73,222
FMC Technologies, Inc.*	1,173	61,242
Halliburton Co.	1,591	80,743
National Oilwell Varco, Inc.	660	52,490
Schlumberger Ltd.	818	73,710
Total Oil & Gas Services		419,434
Packaging & Containers — 0.9%
Ball Corp.	1,084	56,000
Bemis Co., Inc.	589	24,125
Owens-Illinois, Inc.*	2,232	79,861

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Packaging & Containers — 0.9% (continued)
Sealed Air Corp.	1,362	$46,376
Total Packaging & Containers		206,362
Pharmaceuticals — 3.7%
Abbott Laboratories	1,289	49,407
AbbVie, Inc.	290	15,315
Actavis PLC*	544	91,392
Allergan, Inc.	539	59,872
AmerisourceBergen Corp.	870	61,170
Bristol-Myers Squibb Co.	294	15,626
Cardinal Health, Inc.	760	50,776
Express Scripts Holding Co.*	1,223	85,904
Forest Laboratories, Inc.*	1,177	70,655
Johnson & Johnson	205	18,776
McKesson Corp.	463	74,728
Mead Johnson Nutrition Co.	264	22,113
Merck & Co., Inc.	247	12,362
Mylan, Inc.*	1,550	67,270
Perrigo Co. PLC	380	58,315
Pfizer, Inc.	469	14,365
Zoetis, Inc.	1,402	45,831
Total Pharmaceuticals		813,877
Pipelines — 0.6%
Kinder Morgan, Inc.	2,139	77,004
ONEOK, Inc.	494	30,717
Spectra Energy Corp.	348	12,396
Williams Cos., Inc. (The)	478	18,436
Total Pipelines		138,553
Real Estate — 0.3%
CBRE Group, Inc., Class A*	2,848	74,902

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Real Estate Investment Trust — 0.6%
American Tower Corp.	368	$29,374
Apartment Investment & Management Co., Class A	260	6,737
AvalonBay Communities, Inc.	60	7,094
HCP, Inc.	231	8,390
Host Hotels & Resorts, Inc.	1,212	23,561
Kimco Realty Corp.	404	7,979
Plum Creek Timber Co., Inc.	183	8,511
Public Storage	62	9,332
Simon Property Group, Inc.	61	9,282
Ventas, Inc.	124	7,103
Vornado Realty Trust	107	9,500
Weyerhaeuser Co.	342	10,797
Total Real Estate Investment Trust		137,660
Retail — 9.3%
Abercrombie & Fitch Co., Class A	2,248	73,982
AutoNation, Inc.*	1,576	78,311
AutoZone, Inc.*	170	81,250
Bed Bath & Beyond, Inc.*	889	71,387
Best Buy Co., Inc.	824	32,861
CarMax, Inc.*	910	42,788
Chipotle Mexican Grill, Inc.*	55	29,303
Coach, Inc.	1,189	66,739
Costco Wholesale Corp.	254	30,228
CVS Caremark Corp.	1,104	79,013
Darden Restaurants, Inc.	416	22,618
Dollar General Corp.*	1,150	69,368
Dollar Tree, Inc.*	1,123	63,360
Family Dollar Stores, Inc.	601	39,047
GameStop Corp., Class A	1,314	64,728
Gap, Inc. (The)	1,950	76,206
Home Depot, Inc. (The)	941	77,482
Kohl’s Corp.	1,165	66,114
L Brands, Inc.	708	43,790
Lowe’s Cos., Inc.	1,438	71,253
Macy’s, Inc.	1,764	94,198
McDonald’s Corp.	351	34,057
Nordstrom, Inc.	962	59,452
O’Reilly Automotive, Inc.*	442	56,890
PetSmart, Inc.	915	66,566

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Retail — 9.3% (continued)
PVH Corp.	491	$66,786
Ross Stores, Inc.	684	51,252
Staples, Inc.	1,258	19,990
Starbucks Corp.	511	40,057
Target Corp.	860	54,412
Tiffany & Co.	619	57,431
TJX Cos., Inc. (The)	754	48,052
Urban Outfitters, Inc.*	1,931	71,640
Walgreen Co.	993	57,038
Wal-Mart Stores, Inc.	592	46,584
Yum! Brands, Inc.	533	40,300
Total Retail		2,044,533
Savings & Loans — 0.2%
People’s United Financial, Inc.	2,345	35,456
Semiconductors — 5.0%
Altera Corp.	597	19,420
Analog Devices, Inc.	913	46,499
Applied Materials, Inc.	4,500	79,605
Broadcom Corp., Class A	2,814	83,435
First Solar, Inc.*	1,396	76,278
Intel Corp.	2,757	71,572
KLA-Tencor Corp.	1,068	68,843
Lam Research Corp.*	1,498	81,566
Linear Technology Corp.	891	40,585
LSI Corp.	8,378	92,326
Microchip Technology, Inc.(a)	948	42,423
Micron Technology, Inc.*	4,774	103,882
NVIDIA Corp.	2,775	44,456
QUALCOMM, Inc.	1,084	80,487
Teradyne, Inc.*	4,377	77,123
Texas Instruments, Inc.	997	43,778
Xilinx, Inc.	971	44,588
Total Semiconductors		1,096,866
Software — 3.7%
Adobe Systems, Inc.*	321	19,221
Akamai Technologies, Inc.*	651	30,714

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Software — 3.7% (continued)
Autodesk, Inc.*	964	$48,518
CA, Inc.	2,416	81,298
Cerner Corp.*	420	23,411
Citrix Systems, Inc.*	1,099	69,512
Dun & Bradstreet Corp. (The)	514	63,093
Electronic Arts, Inc.*	2,838	65,104
Fidelity National Information Services, Inc.	1,228	65,919
Fiserv, Inc.*	972	57,397
Intuit, Inc.	705	53,806
Microsoft Corp.	1,164	43,568
Oracle Corp.	2,162	82,718
Paychex, Inc.	507	23,084
Red Hat, Inc.*	1,215	68,089
Salesforce.com, Inc.*	184	10,155
Total Software		805,607
Telecommunications — 2.1%
AT&T, Inc.	659	23,170
CenturyLink, Inc.	263	8,377
Cisco Systems, Inc.	2,978	66,856
Corning, Inc.	5,042	89,848
Crown Castle International Corp.*	240	17,623
Frontier Communications Corp.(a)	12,658	58,860
Harris Corp.	155	10,821
JDS Uniphase Corp.*	3,915	50,817
Juniper Networks, Inc.*	3,399	76,715
Motorola Solutions, Inc.	432	29,160
Verizon Communications, Inc.	724	35,577
Total Telecommunications		467,824
Toys/Games/Hobbies — 0.3%
Hasbro, Inc.	585	32,181
Mattel, Inc.	868	41,299
Total Toys/Games/Hobbies		73,480

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Transportation — 2.4%
C.H. Robinson Worldwide, Inc.	671	$39,146
CSX Corp.	2,249	64,704
Expeditors International of Washington, Inc.	439	19,426
FedEx Corp.	463	66,565
Kansas City Southern	412	51,018
Norfolk Southern Corp.	812	75,378
Ryder System, Inc.	1,128	83,224
Union Pacific Corp.	477	80,136
United Parcel Service, Inc., Class B	418	43,923
Total Transportation		523,520
Total Common Stocks (Cost $16,474,305)		21,838,133
MONEY MARKET FUND — 1.0%
Fidelity Institutional Prime Money Market Portfolio – Class I, 0.01%(b) (Cost $219,998)	219,998	219,998
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.9%
BNY Mellon Securities Lending Overnight Fund, 0.09%(c) (Cost $189,656)	189,656	189,656
Total Investments — 100.9% (Cost $16,883,959)		22,247,787
Liabilities in Excess of Other Assets — (0.9)%		(201,104)
Net Assets — 100.0%		$22,046,683

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $207,667; the aggregate market value of the collateral held by the fund is $214,749. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $25,093.
(b)	Rate shown reflects the 7-day yield as of December 31, 2013.
(c)	Rate shown reflects the 1-day yield as of December 31, 2013.

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	0.5%
Aerospace/Defense	1.4
Agriculture	1.0
Airlines	0.8
Apparel	0.7
Auto Manufacturers	0.9
Auto Parts & Equipment	1.2
Banks	4.1
Beverages	1.3
Biotechnology	1.6
Building Materials	0.4
Chemicals	2.6
Coal	0.1
Commercial Services	2.9
Computers	2.9
Cosmetics/Personal Care	0.6
Distribution/Wholesale	0.8
Diversified Financial Services	4.6
Electric	1.4
Electrical Components & Equipment	0.4
Electronics	1.6
Engineering & Construction	0.6
Entertainment	0.3
Environmental Control	0.3
Food	2.3
Forest Products & Paper	0.5
Gas	0.2
Hand/Machine Tools	0.4
Healthcare – Products	2.6
Healthcare – Services	2.9
Home Builders	1.0
Home Furnishings	0.8
Household Products/Wares	0.4
Housewares	0.2
Insurance	5.2
Internet	2.6
Iron/Steel	0.3
Leisure Time	0.5
Lodging	0.7
Machinery – Construction & Mining	0.4
Machinery – Diversified	1.4
Media	3.1

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Metal Fabricate/Hardware	0.3%
Mining	0.6
Miscellaneous Manufacturing	2.0
Office/Business Equipment	0.6
Oil & Gas	6.0
Oil & Gas Services	1.9
Packaging & Containers	0.9
Pharmaceuticals	3.7
Pipelines	0.6
Real Estate	0.3
Real Estate Investment Trust	0.6
Retail	9.3
Savings & Loans	0.2
Semiconductors	5.0
Software	3.7
Telecommunications	2.1
Toys/Games/Hobbies	0.3
Transportation	2.4
Money Market Fund	1.9
Total Investments	100.9
Liabilities in Excess of Other Assets	(0.9)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA GLOBAL BOND ETF
Schedule of Investments

December 31, 2013 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 99.3%
Debt Fund — 99.3%
AdvisorShares Peritus High Yield ETF†(a)	50,844	$2,629,652
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	19,174	2,189,863
iShares International Treasury Bond ETF	6,481	650,498
PIMCO 1–5 Year U.S. TIPS Index ETF(a)	12,396	654,757
PIMCO Canada Bond Index ETF	4,667	432,258
PowerShares Build America Bond Portfolio	40,009	1,092,246
PowerShares Emerging Markets Sovereign Debt Portfolio(a)	63,174	1,705,698
PowerShares Financial Preferred Portfolio(a)	90,043	1,525,328
PowerShares Insured National Municipal Bond Portfolio	57,849	1,328,213
PowerShares International Corporate Bond Portfolio(a)	45,012	1,328,304
PowerShares Senior Loan Portfolio(a)	80,280	1,997,366
SPDR Barclays Convertible Securities ETF	19,233	898,758
SPDR DB International Government Inflation-Protected Bond ETF	10,937	639,268
Vanguard Intermediate-Term Government Bond ETF(a)	10,326	647,853
Vanguard Long-Term Government Bond ETF(a)	9,842	629,396
Vanguard Mortgage-Backed Securities ETF	29,791	1,521,724
Vanguard Short-Term Bond ETF	8,195	655,026
WisdomTree Emerging Markets Corporate Bond Fund	17,421	1,292,638
Total Exchange Traded Funds (Cost $22,124,510)		21,818,846
MONEY MARKET FUND — 0.7%
Fidelity Institutional Prime Money Market Portfolio – Class I, 0.01%(b) (Cost $166,221)	166,221	166,221
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 30.5%
BNY Mellon Securities Lending Overnight Fund, 0.09%(c) (Cost $6,707,087)	6,707,087	6,707,087
Total Investments — 130.5% (Cost $28,997,818)		28,692,154
Liabilities in Excess of Other Assets — (30.5)%		(6,713,735)
Net Assets — 100.0%		$21,978,419

ETF — Exchange Traded Fund

TIPS — Treasury Inflation Protected Securities

†	Affiliated Company
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $6,545,589; the aggregate market value of the collateral held by the fund is $6,707,087.
(b)	Rate shown reflects the 7-day yield as of December 31, 2013.
(c)	Rate shown reflects the 1-day yield as of December 31, 2013.

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA GLOBAL BOND ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Debt Fund	99.3%
Money Market Fund	31.2
Total Investments	130.5
Liabilities in Excess of Other Assets	(30.5)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments

December 31, 2013 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 100.2%
Advertising — 0.8%
Publicis Groupe SA (France)(a)	3,267	$75,043
WPP PLC (United Kingdom)(a)	676	77,645
Total Advertising		152,688
Aerospace/Defense — 2.4%
BAE Systems PLC (United Kingdom)(a)	575	16,842
Embraer SA (Brazil)(a)	2,234	71,890
European Aeronautic Defence and Space Co. NV (Netherlands)(a)	7,322	140,216
Finmeccanica SpA (Italy)*(a)	32,027	120,742
Rolls-Royce Holdings PLC (United Kingdom)*(a)	932	98,820
Total Aerospace/Defense		448,510
Agriculture — 0.6%
British American Tobacco PLC (United Kingdom)(a)	504	54,140
Imperial Tobacco Group PLC (United Kingdom)(a)	831	64,635
Total Agriculture		118,775
Airlines — 0.3%
Ryanair Holdings PLC (Ireland)*(a)	1,308	61,384
Apparel — 0.8%
Adidas AG (Germany)(a)	1,645	105,659
LVMH Moet Hennessy Louis Vuitton SA (France)(a)	1,049	38,393
Total Apparel		144,052
Auto Manufacturers — 4.1%
Bayerische Motoren Werke AG (Germany)(a)	681	26,852
Daimler AG (Germany)(a)	369	32,228
Fiat SpA (Italy)*(a)	14,476	120,151
Honda Motor Co. Ltd. (Japan)(a)	3,176	131,328
Nissan Motor Co. Ltd. (Japan)(a)(b)	6,195	104,076
Tata Motors Ltd. (India)(a)	3,640	112,112
Toyota Motor Corp. (Japan)(a)	993	121,066
Volvo AB (Sweden)(a)(b)	7,579	99,565
Total Auto Manufacturers		747,378
Auto Parts & Equipment — 0.3%
Cie Generale des Etablissements Michelin (France)(a)	1,596	34,075
Nokian Renkaat OYJ (Finland)(a)	742	17,793
Total Auto Parts & Equipment		51,868

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Banks — 10.4%
Australia & New Zealand Banking Group Ltd. (Australia)(a)(b)	1,097	$31,648
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	9,784	121,224
Banco Bradesco SA (Brazil)(a)	2,103	26,351
Banco Santander SA (Spain)(a)(b)	13,875	125,846
Bancolombia SA (Colombia)(a)	1,029	50,442
BNP Paribas SA (France)(a)	2,743	107,526
Commerzbank AG (Germany)(a)(b)	3,551	57,881
Credit Suisse Group AG (Switzerland)*(a)	3,692	114,600
HSBC Holdings PLC (United Kingdom)(a)	1,996	110,039
Intesa Sanpaolo SpA (Italy)(a)	7,332	109,613
Itau Unibanco Holding SA (Brazil)(a)	6,194	84,053
Lloyds Banking Group PLC (United Kingdom)*(a)(b)	23,527	125,164
National Australia Bank Ltd. (Australia)(a)	565	17,543
Nordea Bank AB (Sweden)(a)(b)	7,276	98,299
PT Bank Mandiri Persero Tbk (Indonesia)(a)	14,085	90,989
Royal Bank of Scotland Group PLC (United Kingdom)*(a)	10,495	118,908
Sberbank of Russia (Russia)(a)	7,144	89,800
Societe Generale SA (France)(a)	10,676	124,365
Sumitomo Mitsui Trust Holdings, Inc. (Japan)(a)	11,598	61,353
Turkiye Garanti Bankasi AS (Turkey)(a)	15,915	51,087
UBS AG (Switzerland)*	6,062	116,694
United Overseas Bank Ltd. (Singapore)(a)	2,160	72,619
Westpac Banking Corp. (Australia)(a)	496	14,409
Total Banks		1,920,453
Beverages — 2.4%
Anheuser-Busch InBev NV (Belgium)(a)	446	47,481
Carlsberg A/S, Class B (Denmark)(a)(b)	4,149	91,693
Diageo PLC (United Kingdom)(a)	453	59,986
Fomento Economico Mexicano SAB de CV (Mexico)(a)	249	24,370
Kirin Holdings Co. Ltd. (Japan)(a)(b)	3,290	47,376
Pernod Ricard SA (France)(a)	2,103	47,780
SABMiller PLC (United Kingdom)(a)	893	45,793
Treasury Wine Estates Ltd. (Australia)(a)(b)	20,193	86,830
Total Beverages		451,309

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Building Materials — 0.6%
CRH PLC (Ireland)(a)	1,080	$27,594
Desarrolladora Homex SAB de CV (Mexico)*(a)	71,622	83,798
Total Building Materials		111,392
Chemicals — 3.8%
Air Liquide SA (France)(a)	841	23,859
Akzo Nobel NV (Netherlands)(a)	3,427	88,656
BASF SE (Germany)(a)	365	39,343
Koninklijke DSM NV (Netherlands)(a)(b)	5,211	102,865
Linde AG (Germany)(a)(b)	3,237	67,987
Lonza Group AG (Switzerland)*(a)	11,984	113,249
Methanex Corp. (Canada)	1,120	66,349
Nitto Denko Corp. (Japan)(a)	3,635	77,535
Sasol Ltd. (South Africa)(a)	1,462	72,296
Syngenta AG (Switzerland)(a)	710	56,757
Total Chemicals		708,896
Commercial Services — 2.6%
Brambles Ltd. (Australia)(a)(b)	2,114	37,291
Experian PLC (Ireland)(a)	2,784	51,309
iSoftStone Holdings Ltd.(China)*(a)(b)	22,248	113,910
New Oriental Education & Technology Group Inc. (China)(a)	2,828	89,082
SGS SA (Switzerland)(a)	1,881	43,206
TAL Education Group*(a)	3,433	75,492
WNS Holdings Ltd.(India)*(a)	1,816	39,788
WuXi Pharmatech Cayman, Inc. (China)*(a)	923	35,425
Total Commercial Services		485,503
Computers — 1.6%
Cap Gemini SA (France)(a)(b)	1,751	59,306
CGI Group, Inc., Class A (Canada)*	910	30,449
Infosys Ltd. (India)(a)	550	31,130
Lenovo Group Ltd. (Hong Kong)(a)	5,528	135,049
Wipro Ltd. (India)(a)(b)	3,203	40,326
Total Computers		296,260

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Cosmetics/Personal Care — 0.1%
L'Oreal SA (France)(a)	433	$15,220
Distribution/Wholesale — 0.3%
Wolseley PLC (United Kingdom)(a)(b)	9,997	57,182
Diversified Financial Services — 2.9%
Daiwa Securities Group, Inc. (Japan)(a)(b)	13,906	140,311
Deutsche Boerse AG (Germany)(a)	1,637	13,505
Fly Leasing Ltd. (Ireland)(a)	4,223	67,864
Julius Baer Group Ltd. (Switzerland)*(a)(b)	10,930	105,474
Noah Holdings Ltd.(China)(a)(b)	4,272	76,896
Nomura Holdings, Inc. (Japan)(a)(b)	16,580	128,827
Total Diversified Financial Services		532,877
Electric — 1.3%
EDP – Energias de Portugal SA (Portugal)(a)(b)	1,972	72,116
Korea Electric Power Corp. (South Korea)(a)(b)	6,311	104,826
Power Assets Holdings Ltd. (Hong Kong)(a)(b)	2,544	20,377
SSE PLC (United Kingdom)(a)	1,872	42,607
Total Electric		239,926
Electrical Components & Equipment — 1.8%
Canadian Solar, Inc.*(b)	3,842	114,569
Hitachi Ltd. (Japan)(a)(b)	1,351	103,230
Nidec Corp. (Japan)(a)(b)	3,220	79,566
Schneider Electric SA (France)(a)(b)	2,433	42,699
Total Electrical Components & Equipment		340,064
Electronics — 1.0%
LG Display Co. Ltd. (South Korea)(a)(b)	10,744	130,432
Sony Corp. (Japan)(a)	2,622	45,335
Total Electronics		175,767
Energy – Alternate Sources — 0.6%
Vestas Wind Systems A/S (Denmark)*(a)(b)	10,461	102,728
Engineering & Construction — 1.0%
ABB Ltd. (Switzerland)*(a)	4,042	107,355
JGC Corp. (Japan)(a)(b)	1,000	78,100
Total Engineering & Construction		185,455
Entertainment — 0.4%
Bona Film Group Ltd.(China)*(a)(b)	12,481	71,641

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Food — 2.4%
BRF SA (Brazil)(a)	3,237	$67,556
Carrefour SA (France)(a)	18,661	147,049
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil)(a)(b)	1,183	52,845
Danone SA (France)(a)	847	12,298
Delhaize Group SA (Belgium)(a)	747	44,387
Koninklijke Ahold NV (Netherlands)(a)	740	13,327
Nestle SA (Switzerland)(a)	291	21,415
Tesco PLC (United Kingdom)(a)	1,114	18,760
Unilever NV (Netherlands)(c)	484	19,471
Unilever PLC (United Kingdom)(a)	688	28,345
WM Supermarkets PLC (United Kingdom)(a)(b)	686	15,003
Total Food		440,456
Food Service — 0.5%
Compass Group PLC (United Kingdom)(a)(b)	5,505	88,790
Forest Products & Paper — 1.9%
Fibria Celulose SA (Brazil)*(a)(b)	3,529	41,219
Stora ENSO OYJ (Finland)(a)	11,186	112,419
Svenska Cellulosa AB SCA (Sweden)(a)(b)	3,219	99,403
UPM-Kymmene OYJ (Finland)(a)	5,232	89,101
Total Forest Products & Paper		342,142
Gas — 0.4%
Centrica PLC (United Kingdom)(a)(b)	1,103	25,568
Hong Kong & China Gas Co. Ltd. (Hong Kong)(a)	15,867	36,811
Snam SpA (Italy)(a)(b)	1,139	12,745
Total Gas		75,124
Healthcare – Products — 1.4%
Essilor International SA (France)(a)(b)	459	24,570
Luxottica Group SpA (Italy)(a)	1,167	62,925
Mindray Medical International Ltd. (China)(a)(b)	1,231	44,759
Smith & Nephew PLC (United Kingdom)(a)(b)	597	42,829
Trinity Biotech PLC (Ireland)(a)	3,270	82,208
Total Healthcare – Products		257,291
Healthcare – Services — 0.2%
Fresenius Medical Care AG & Co. KGaA (Germany)(a)	841	29,923

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Holding Companies – Diversified — 0.5%
Jardine Strategic Holdings Ltd. (Hong Kong)(a)(b)	5,212	$83,444
Home Furnishings — 0.5%
Electrolux AB (Sweden)(a)	1,888	99,328
Insurance — 4.4%
Aegon NV, Class G (Netherlands)(c)	5,977	56,662
AIA Group Ltd. (Hong Kong)(a)	3,224	64,964
Allianz SE (Germany)(a)	4,778	86,625
Aviva PLC (United Kingdom)(a)(b)	4,353	65,948
AXA SA (France)(a)	3,595	100,264
ING Groep NV (Netherlands)*(a)	9,475	132,745
MS&AD Insurance Group Holdings (Japan)(a)	8,850	118,590
Prudential PLC (United Kingdom)(a)(b)	2,078	93,510
Zurich Insurance Group AG (Switzerland)*(a)(b)	3,477	101,424
Total Insurance		820,732
Internet — 3.5%
Baidu, Inc. (China)*(a)	208	36,999
Bitauto Holdings Ltd.(China)*(a)	1,812	57,911
Ctrip.com International Ltd. (China)*(a)	363	18,012
Giant Interactive Group, Inc. (China)(a)	9,650	108,466
Jiayuan.com International Ltd.(China)(a)(b)	2,600	15,600
NetEase, Inc. (China)(a)	889	69,875
Perfect World Co. Ltd.(China)(a)	3,933	69,929
Qihoo 360 Technology Co. Ltd. (China)*(a)	153	12,554
QIWI PLC (Cyprus)(a)	562	31,472
Soufun Holdings Ltd.(a)	1,999	164,738
Yahoo Japan Corp. (Japan)(a)	4,765	52,987
Total Internet		638,543
Iron/Steel — 1.2%
Cia Siderurgica Nacional SA (Brazil)(a)(b)	15,999	99,194
Gerdau SA (Brazil)(a)	7,196	56,417
POSCO (South Korea)(a)	355	27,690
Ternium SA (Luxembourg)(a)(b)	1,325	41,472
Total Iron/Steel		224,773

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Leisure Time — 0.3%
Carnival PLC (United Kingdom)(a)	518	$21,471
SEGA Sammy Holdings, Inc. (Japan)(a)(b)	5,799	36,940
Total Leisure Time		58,411
Lodging — 1.8%
China Lodging Group Ltd.(China)*(a)	2,676	81,511
Home Inns & Hotels Management, Inc.*(a)	2,100	91,644
InterContinental Hotels Group PLC (United Kingdom)(a)	1,192	39,848
Melco Crown Entertainment Ltd., Class Participation Certificate (Hong Kong)*(a)	2,859	112,130
Total Lodging		325,133
Machinery – Construction & Mining — 0.5%
Komatsu Ltd. (Japan)(a)	4,075	83,863
Machinery – Diversified — 0.4%
Alstom SA (France)(a)	22,261	80,140
Media — 1.1%
British Sky Broadcasting Group PLC (United Kingdom)(a)	1,487	83,614
Pearson PLC (United Kingdom)(a)	1,473	32,995
Phoenix New Media Ltd.*(a)(b)	5,314	51,174
Reed Elsevier NV (Netherlands)(a)	852	36,355
Total Media		204,138
Metal Fabricate/Hardware — 0.3%
Assa Abloy AB (Sweden)(a)(b)	2,009	53,138
Mining — 3.7%
Anglo American PLC (United Kingdom)(a)	6,136	66,821
B2Gold Corp. (Canada)*	37,902	76,562
BHP Billiton Ltd. (Australia)(a)	1,379	94,048
BHP Billiton PLC (United Kingdom)(a)	549	34,104
Cameco Corp. (Canada)(b)	6,027	125,181
Eldorado Gold Corp. (Canada)	8,457	48,120
First Majestic Silver Corp. (Canada)*(b)	1,305	12,789
Harmony Gold Mining Co. Ltd. (South Africa)(a)	20,741	52,475
Newcrest Mining Ltd. (Australia)(a)(b)	4,149	29,209
Rio Tinto PLC (United Kingdom)(a)(b)	2,164	122,114
Silver Wheaton Corp. (Canada)	984	19,867
Total Mining		681,290

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Miscellaneous Manufacturing — 0.6%
Siemens AG (Germany)(a)	659	$91,278
Smiths Group PLC (United Kingdom)(a)(b)	977	24,620
Total Miscellaneous Manufacturing		115,898
Office/Business Equipment — 1.4%
Canon, Inc. (Japan)(a)(b)	2,582	82,624
Seiko Epson Corp. (Japan)(a)(b)	13,562	183,345
Total Office/Business Equipment		265,969
Oil & Gas — 5.4%
BG Group PLC (United Kingdom)(a)	4,908	106,455
Canadian Natural Resources Ltd.	2,198	74,380
Enerplus Corp. (Canada)	6,029	109,607
Petrobras Argentina SA (Argentina)*(a)	21,168	117,483
PetroChina Co. Ltd. (China)(a)	557	61,125
Petroleo Brasileiro SA (Brazil)(a)	7,273	100,222
Precision Drilling Corp. (Canada)	11,683	109,470
Repsol YPF SA (Spain)(a)	1,641	41,501
Vermilion Energy, Inc. (Canada)(b)	2,130	125,904
YPF SA (Argentina)(a)	4,819	158,834
Total Oil & Gas		1,004,981
Oil & Gas Services — 1.0%
CGG (France)*(a)(b)	5,511	95,616
Petrofac Ltd. (United Kingdom)(a)(b)	9,219	92,282
Total Oil & Gas Services		187,898
Pharmaceuticals — 4.3%
Astellas Pharma, Inc. (Japan)(a)	7,787	115,528
Bayer AG (Germany)(a)	637	90,454
Dr Reddy's Laboratories Ltd. (India)(a)	1,197	49,113
GlaxoSmithKline PLC (United Kingdom)(a)	1,023	54,618
Grifols SA (Spain)(a)(b)	3,182	114,934
Novartis AG (Switzerland)(a)	382	30,705
Novo Nordisk A/S (Denmark)(a)	450	83,142
Roche Holding AG (Switzerland)(a)	851	59,740
Sanofi (France)(a)	439	23,544
Shire PLC (Ireland)(a)	528	74,601
Teva Pharmaceutical Industries Ltd. (Israel)(a)	1,331	53,347

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Pharmaceuticals — 4.3% (continued)
Valeant Pharmaceuticals International, Inc. (Canada)*	421	$49,425
Total Pharmaceuticals		799,151
Real Estate — 0.9%
Cheung Kong Holdings Ltd. (Hong Kong)(a)(b)	1,520	24,031
E-House China Holdings Ltd.(China)(a)	8,842	133,338
Total Real Estate		157,369
Retail — 2.3%
Cie Financiere Richemont SA (Switzerland)(a)	7,152	71,520
Hennes & Mauritz AB (Sweden)(a)	3,641	33,351
Inditex SA (Spain)(a)(b)	1,014	33,482
Kering (France)(a)	3,205	68,042
Kingfisher PLC (United Kingdom)(a)(b)	7,045	90,458
Marks & Spencer Group PLC (United Kingdom)(a)	4,400	63,070
Swatch Group AG (The) (Switzerland)(a)	2,149	71,347
Total Retail		431,270
Semiconductors — 5.9%
Advanced Semiconductor Engineering, Inc. (Taiwan)(a)	22,056	105,869
ARM Holdings PLC (United Kingdom)(a)(b)	1,262	69,082
ASML Holding NV (Netherlands)(c)	1,218	114,126
Himax Technologies, Inc. (Taiwan)(a)(b)	10,483	154,205
Infineon Technologies AG (Germany)(a)	5,009	54,197
RDA Microelectronics, Inc.(China)(a)	3,550	63,474
Semiconductor Manufacturing International Corp. (China)*(a)(b)	17,392	67,829
Silicon Motion Technology Corp. (Taiwan)(a)	8,670	122,680
Siliconware Precision Industries Co. (Taiwan)(a)	17,636	105,463
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(a)	5,213	90,915
Tokyo Electron Ltd. (Japan)(a)(b)	4,847	67,034
United Microelectronics Corp. (Taiwan)(a)	38,316	78,165
Total Semiconductors		1,093,039
Software — 3.1%
Changyou.com Ltd.(China)*(a)(b)	2,553	81,824
Dassault Systemes SA (France)(a)	260	32,318
NQ Mobile, Inc.(China)*(a)	4,082	60,005
Open Text Corp. (Canada)	528	48,555
Pactera Technology International Ltd.(China)*(a)	16,909	120,899

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Software — 3.1% (continued)
SAP AG (Germany)(a)(b)	1,154	$100,559
Shanda Games Ltd.(China)*(a)	25,882	118,540
Total Software		562,700
Telecommunications — 7.6%
BT Group PLC (United Kingdom)(a)	508	32,070
China Unicom Ltd. (Hong Kong)(a)	6,534	98,402
Deutsche Telekom AG (Germany)(a)	3,584	61,860
KDDI Corp. (Japan)(a)(b)	8,057	124,400
KT Corp. (South Korea)(a)	2,988	44,431
Mobile TeleSystems OJSC (Russia)(a)	672	14,535
NICE Systems Ltd. (Israel)(a)	2,210	90,522
Nippon Telegraph & Telephone Corp. (Japan)(a)	2,358	63,760
Orange SA (France)(a)	8,036	99,245
Portugal Telecom SGPS SA (Portugal)(a)(b)	18,576	80,248
PT Telekomunikasi Indonesia Tbk (Indonesia)(a)	1,038	37,212
Singapore Telecommunications Ltd. (Singapore)(a)(b)	1,780	51,798
SK Telecom Co. Ltd. (South Korea)(a)(b)	4,290	105,620
SoftBank Corp. (Japan)(a)	1,712	75,003
Telecom Argentina SA (Argentina)(a)	4,888	84,269
Telecom Corp. of New Zealand Ltd. (New Zealand)(a)	1,497	14,186
Telefonaktiebolaget LM Ericsson (Sweden)(a)	8,902	108,960
Telstra Corp. Ltd. (Australia)(a)	1,540	36,098
Tim Participacoes SA (Brazil)(a)	726	19,050
Turkcell Iletisim Hizmetleri AS (Turkey)*(a)	2,537	33,869
VimpelCom Ltd. (Netherands)(a)	9,638	124,716
Total Telecommunications		1,400,254
Transportation — 1.7%
Canadian Pacific Railway Ltd. (Canada)	607	91,851
Deutsche Post AG (Germany)(a)	2,088	76,630
East Japan Railway Co. (Japan)(a)(b)	2,854	38,186
TNT Express NV (Netherlands)(a)	12,200	112,850
Total Transportation		319,517

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Water — 0.9%
Suez Environnement Co. (France)(a)(b)	8,769	$79,184
Veolia Environnement SA (France)(a)	5,663	92,647
Total Water		171,831
Total Common Stocks (Cost $16,455,236)		18,515,864
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 21.6%
BNY Mellon Securities Lending Overnight Fund, 0.09%(d) (Cost $3,986,977)	3,986,977	3,986,977
Total Investments — 121.8% (Cost $20,442,213)		22,502,841
Liabilities in Excess of Other Assets — (21.8)%		(4,022,815)
Net Assets — 100.0%		$18,480,026

PLC — Public Limited Company

*	Non-income producing security
(a)	American Depositary Receipt
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,903,462; the aggregate market value of the collateral held by the fund is $4,028,437. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $41,460.
(c)	Registered Shares
(d)	Rate shown reflects the 1-day yield as of December 31, 2013.

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	0.8%
Aerospace/Defense	2.4
Agriculture	0.6
Airlines	0.3
Apparel	0.8
Auto Manufacturers	4.1
Auto Parts & Equipment	0.3
Banks	10.4
Beverages	2.4
Building Materials	0.6
Chemicals	3.8
Commercial Services	2.6
Computers	1.6
Cosmetics/Personal Care	0.1
Distribution/Wholesale	0.3
Diversified Financial Services	2.9
Electric	1.3
Electrical Components & Equipment	1.8
Electronics	1.0
Energy – Alternate Sources	0.6
Engineering & Construction	1.0
Entertainment	0.4
Food	2.4
Food Service	0.5
Forest Products & Paper	1.9
Gas	0.4
Healthcare – Products	1.4
Healthcare – Services	0.2
Holding Companies – Diversified	0.5
Home Furnishings	0.5
Insurance	4.4
Internet	3.5
Iron/Steel	1.2
Leisure Time	0.3
Lodging	1.8
Machinery – Construction & Mining	0.5
Machinery – Diversified	0.4
Media	1.1
Metal Fabricate/Hardware	0.3
Mining	3.7

See accompanying Notes to Financial Statements.

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Miscellaneous Manufacturing	0.6%
Office/Business Equipment	1.4
Oil & Gas	5.4
Oil & Gas Services	1.0
Pharmaceuticals	4.3
Real Estate	0.9
Retail	2.3
Semiconductors	5.9
Software	3.1
Telecommunications	7.6
Transportation	1.7
Water	0.9
Money Market Fund	21.6
Total Investments	121.8
Liabilities in Excess of Other Assets	(21.8)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES
MEIDELL TACTICAL ADVANTAGE ETF
Schedule of Investments

December 31, 2013 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 96.7%
Equity Fund — 96.7%
Guggenheim S&P 500 Equal Weight ETF	2,900	$206,625
iShares Core S&P 500 ETF	4	742
iShares Core S&P Mid-Cap ETF(a)	3	401
iShares Core S&P Small-Cap ETF(a)	8	874
iShares Russell 1000 ETF(a)	5	516
iShares S&P 100 ETF	9,157	754,079
iShares S&P 500 Growth ETF	16	1,580
iShares S&P 500 Value ETF	10	855
iShares S&P MidCap 400 Growth ETF	7	1,052
iShares S&P SmallCap 600 Growth ETF(a)	10	1,189
iShares S&P SmallCap 600 Value ETF(a)	15	1,671
PowerShares QQQ Trust, Series 1	11	967
SPDR S&P 500 ETF Trust	11,438	2,112,255
SPDR S&P MidCap 400 ETF Trust	6,118	1,494,016
Vanguard Growth ETF	16,511	1,536,349
Vanguard Mid-Cap Growth ETF	16,834	1,519,269
Vanguard S&P 500 ETF	8,949	1,513,723
Vanguard Small-Cap ETF	13,604	1,495,760
Vanguard Small-Cap Growth ETF	13,129	1,605,677
Vanguard Small-Cap Value ETF	14,839	1,444,873
Vanguard Value ETF	19,703	1,505,112
Total Exchange Traded Funds (Cost $15,176,738)		15,197,585
MONEY MARKET FUND — 3.6%
Dreyfus Institutional Reserves Treasury Fund – Institutional Class, 0.00%(b) (Cost $567,723)	567,723	567,723
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 26.1%
BNY Mellon Securities Lending Overnight Fund, 0.09%(c) (Cost $4,095,324)	4,095,324	4,095,324
Total Investments — 126.4% (Cost $19,839,785)		19,860,632
Liabilities in Excess of Other Assets — (26.4)%		(4,142,304)
Net Assets — 100.0%		$15,718,328

See accompanying Notes to Financial Statements.

ADVISORSHARES
MEIDELL TACTICAL ADVANTAGE ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ETF — Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $4,010,629; the aggregate market value of the collateral held by the fund is $4,095,324.
(b)	Rate shown reflects the 7-day yield as of December 31, 2013.
(c)	Rate shown reflects the 1-day yield as of December 31, 2013.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	96.7%
Money Market Fund	29.7
Total Investments	126.4
Liabilities in Excess of Other Assets	(26.4)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES
NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments

December 31, 2013 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS — 24.5%
Communications — 0.3%
T-Mobile USA, Inc., 6.46%, 04/28/19	$275,000	$292,875
Consumer Discretionary — 1.9%
Boyd Gaming Corp., 9.13%, 12/01/18(a)	210,000	229,425
CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 06/01/20	205,000	222,937
Dish DBS Corp., 4.63%, 07/15/17	230,000	241,500
DR Horton, Inc., 3.63%, 02/15/18	75,000	76,406
Hyatt Hotels Corp., 3.88%, 08/15/16	35,000	36,978
MGM Resorts International, 7.63%, 01/15/17	165,000	188,513
Rent-A-Center, Inc., 6.63%, 11/15/20	175,000	186,375
Time Warner Cable, Inc., 6.75%, 07/01/18	205,000	230,120
Wyndham Worldwide Corp., 2.50%, 03/01/18	450,000	448,913
Total Consumer Discretionary		1,861,167
Consumer, Cyclical — 1.0%
America West Airlines 1999-1 Pass-Through Trust, Series 991G, 7.93%, 01/02/19	457,995	491,199
American Axle & Manufacturing, Inc., 5.13%, 02/15/19	115,000	118,737
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18‡	10,000	10,250
Toll Brothers Finance Corp., 4.00%, 12/31/18	330,000	336,600
Total Consumer, Cyclical		956,786
Diversified — 0.0%†
Alphabet Holding Co., Inc., 7.75%, 11/01/17‡	25,000	25,828
Energy — 1.0%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.63%, 08/01/20	100,000	112,750
Chesapeake Energy Corp., 5.38%, 06/15/21	175,000	182,000
Forest Oil Corp., 7.25%, 06/15/19(a)	92,000	90,045
Parker Drilling Co., 9.13%, 04/01/18	175,000	186,375
Plains Exploration & Production Co., 6.50%, 11/15/20	210,000	232,022
QEP Resources, Inc., 6.88%, 03/01/21	225,000	242,438
Total Energy		1,045,630

See accompanying Notes to Financial Statements.

ADVISORSHARES
NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Principal	Value
Financials — 11.7%
Ally Financial, Inc., 3.50%, 07/18/16	$450,000	$465,455
Ally Financial, Inc., 4.75%, 09/10/18	225,000	236,250
American International Group, Inc., 3.38%, 08/15/20	200,000	201,460
Associated Banc-Corp., 5.13%, 03/28/16	60,000	64,168
Aviation Capital Group Corp., 3.88%, 09/27/16‡	50,000	51,678
Bank of America Corp., 2.00%, 01/11/18	95,000	94,922
Bank of America Corp., Series L, 5.65%, 05/01/18	200,000	227,875
Bank of America Corp., 5.49%, 03/15/19	66,000	73,147
Barclays Bank PLC, 5.20%, 07/10/14 (United Kingdom)	100,000	102,510
Bear Stearns Cos. LLC (The), 7.25%, 02/01/18	75,000	89,884
Capital One Financial Corp., 6.15%, 09/01/16	400,000	447,671
Citigroup, Inc., 5.50%, 02/15/17	450,000	496,184
CNA Financial Corp., 5.85%, 12/15/14	100,000	104,763
Countrywide Financial Corp., 6.25%, 05/15/16	130,000	143,535
DDR Corp., 7.88%, 09/01/20	180,000	222,666
DDR Corp., 3.50%, 01/15/21	145,000	141,353
Denali Borrower LLC, 5.63%, 10/15/20‡	50,000	49,687
E*Trade Financial Corp., 6.38%, 11/15/19	175,000	188,781
Fifth Third Bancorp, 4.50%, 06/01/18	66,000	70,451
Ford Motor Credit Co. LLC, 8.13%, 01/15/20	455,000	569,658
General Electric Capital Corp., Series G, 5.63%, 05/01/18	295,000	339,099
Genworth Holdings, Inc., 7.63%, 09/24/21(a)	200,000	238,357
Goldman Sachs Group, Inc. (The), 5.63%, 01/15/17	670,000	738,818
HCP, Inc., 3.75%, 02/01/19	175,000	181,970
Health Care REIT, Inc., 4.70%, 09/15/17	220,000	239,344
HSBC Finance Corp., 6.68%, 01/15/21	225,000	258,903
HSBC USA, Inc., 1.63%, 01/16/18	200,000	197,403
HSBC USA, Inc., 2.63%, 09/24/18	225,000	229,051
Huntington Bancshares, Inc., 7.00%, 12/15/20	200,000	232,253
ING US, Inc., 2.90%, 02/15/18	230,000	235,468
International Lease Finance Corp., 3.88%, 04/15/18	200,000	200,875
Jefferies Group LLC, 5.13%, 04/13/18	275,000	298,493
JPMorgan Chase & Co., 6.13%, 06/27/17	280,000	318,282

See accompanying Notes to Financial Statements.

ADVISORSHARES
NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Principal	Value
Financials — 11.7% (continued)
Lazard Group LLC, 4.25%, 11/14/20	$275,000	$274,808
Lincoln National Corp., 8.75%, 07/01/19	125,000	161,077
Lincoln National Corp., 6.05%, 04/20/67@	100,000	99,750
Morgan Stanley, 5.55%, 04/27/17	425,000	474,460
Morgan Stanley, 2.13%, 04/25/18(a)	180,000	178,630
National Retail Properties, Inc., 5.50%, 07/15/21	250,000	272,171
Nationstar Mortgage LLC, 6.50%, 08/01/18	235,000	240,288
Prudential Financial, Inc., 5.20%, 03/15/44@	300,000	291,750
Regions Financial Corp., 5.75%, 06/15/15	325,000	346,417
Santander Holdings USA, Inc., 3.00%, 09/24/15	115,000	118,805
SLM Corp., 4.63%, 09/25/17	175,000	182,091
SLM Corp., 4.88%, 06/17/19	110,000	109,740
State Street Corp., 4.96%, 03/15/18	300,000	325,780
Ventas Realty LP, 4.00%, 04/30/19	180,000	189,359
Wells Fargo & Co., 5.13%, 09/15/16	75,000	82,608
Willis North America, Inc., 6.20%, 03/28/17	250,000	271,575
Zions Bancorporation, 4.50%, 03/27/17	195,000	206,626
Total Financials		11,576,349
Health Care — 0.8%
Community Health Systems, Inc., 5.13%, 08/15/18	170,000	175,950
Express Scripts Holding Co., 3.50%, 11/15/16	150,000	158,691
HCA, Inc., 6.50%, 02/15/20	185,000	203,731
Tenet Healthcare Corp., 6.25%, 11/01/18	150,000	166,687
Tenet Healthcare Corp., 6.00%, 10/01/20‡	105,000	109,791
Total Health Care		814,850
Industrials — 4.8%
Atlas Air 2000-1 Class A Pass-Through Trust, Series 00-1, 8.71%, 01/02/19	590,418	612,558
CNH Capital LLC, 3.25%, 02/01/17‡	35,000	35,787
Continental Airlines 1998-1 Class A Pass-Through Trust, Series 981A, 6.65%, 09/15/17	419,104	440,563
Delta Air Lines 2009-1 Class A Pass-Through Trust, Series A, 7.75%, 12/17/19	215,512	247,839

See accompanying Notes to Financial Statements.

ADVISORSHARES
NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Principal	Value
Industrials — 4.8% (continued)
Delta Air Lines 2012-1 Class A Pass-Through Trust, Series A, 4.75%, 05/07/20	$334,775	$358,209
Delta Air Lines Class A Pass-Through Trust, Series 2010-2A, 4.95%, 05/23/19	812,982	875,988
Deluxe Corp., 7.00%, 03/15/19	170,000	182,750
HD Supply, Inc., 8.13%, 04/15/19	170,000	190,188
Kratos Defense & Security Solutions, Inc., 10.00%, 06/01/17	255,000	276,356
Ryder System, Inc., 2.50%, 03/01/17	125,000	127,265
Spirit Aerosystems, Inc., 7.50%, 10/01/17	100,000	104,250
Textron, Inc., 4.63%, 09/21/16	400,000	431,484
UAL 2009-2a Pass-Through Trust, Series 09-2, 9.75%, 01/15/17	596,282	685,724
United Rentals North America, Inc., 7.38%, 05/15/20	150,000	167,063
Total Industrials		4,736,024
Information Technology — 0.5%
Dun & Bradstreet Corp. (The), 3.25%, 12/01/17	300,000	303,506
Equinix, Inc., 4.88%, 04/01/20	175,000	175,000
First Data Corp., 11.75%, 08/15/21‡	20,000	21,200
Total Information Technology		499,706
Materials — 0.9%
Calumet Specialty Products Partners LP, 9.38%, 05/01/19	100,000	111,500
Hexion US Finance Corp., 6.63%, 04/15/20	175,000	180,250
Huntsman International LLC, 4.88%, 11/15/20	200,000	198,000
International Paper Co., 9.38%, 05/15/19	75,000	98,484
Libbey Glass, Inc., 6.88%, 05/15/20	96,000	104,160
Reynolds Group Issuer LLC, 7.88%, 08/15/19	150,000	166,500
Total Materials		858,894
Telecommunication Services — 1.2%
AT&T, Inc., 3.88%, 08/15/21	210,000	213,100
Centurylink, Inc., Series N, 6.00%, 04/01/17	150,000	166,125
Frontier Communications Corp., 7.13%, 03/15/19	250,000	270,625
Qwest Corp., 6.50%, 06/01/17	75,000	84,821
Sprint Communications, Inc., 6.00%, 12/01/16	170,000	185,938

See accompanying Notes to Financial Statements.

ADVISORSHARES
NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Principal	Value
Telecommunication Services — 1.2% (continued)
Verizon Communications, Inc., 2.50%, 09/15/16	$45,000	$46,562
Verizon Communications, Inc., 3.65%, 09/14/18	50,000	52,986
Verizon Communications, Inc., 4.60%, 04/01/21	125,000	132,242
Total Telecommunication Services		1,152,399
Utilities — 0.4%
Energy Transfer Partners LP, 4.15%, 10/01/20	250,000	254,008
NRG Energy, Inc., 8.50%, 06/15/19	170,000	182,325
Total Utilities		436,333
Total Corporate Bonds (Cost $24,282,420)		24,256,841
FOREIGN BONDS — 5.0%
Communications — 0.5%
Telecom Italia Capital SA, 7.18%, 06/18/19 (Luxembourg)	175,000	197,313
Thomson Reuters Corp., 1.30%, 02/23/17 (Canada)	330,000	328,796
Total Communications		526,109
Consumer, Non-cyclical — 0.3%
Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18 (Mexico)	250,000	248,778
Energy — 1.2%
Petrobras International Finance Co., 3.50%, 02/06/17 (Brazil)	400,000	404,660
Petroleos Mexicanos, 6.00%, 03/05/20 (Mexico)	350,000	390,600
Rosneft Finance SA, 7.50%, 07/18/16 (Russia)	195,000	219,863
Weatherford Bermuda Holdings Ltd., 9.63%, 03/01/19	150,000	192,934
Total Energy		1,208,057
Financials — 2.1%
Aircastle Ltd., 4.63%, 12/15/18	285,000	287,850
Aircastle Ltd., 6.25%, 12/01/19	250,000	269,062
Banco Santander Brasil SA, 4.50%, 04/06/15 (Brazil)	250,000	258,125
Banco Santander Chile, 2.12%, 06/07/18 (Chile)@‡	200,000	201,100
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., 2.13%, 10/13/15 (Netherlands)	250,000	256,556
Corp. Andina de Fomento, 3.75%, 01/15/16 (Supranational)	100,000	104,470
Intesa Sanpaolo SpA, 3.13%, 01/15/16 (Italy)	200,000	203,913

See accompanying Notes to Financial Statements.

ADVISORSHARES
NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Principal	Value
Financials — 2.1% (continued)
Royal Bank of Scotland Group PLC, 6.40%, 10/21/19 (United Kingdom)	$350,000	$403,810
XLIT Ltd., 2.30%, 12/15/18 (Ireland)	110,000	108,166
Total Financials		2,093,052
Foreign Government — 0.4%
Korea Finance Corp., 4.63%, 11/16/21 (South Korea)	375,000	397,844
Health Care — 0.1%
Valant Pharmaceuticals International, 6.75%, 08/15/18 (Canada)‡	120,000	132,450
Materials — 0.3%
Methanex Corp., 3.25%, 12/15/19 (Canada)	100,000	99,383
Vale Overseas Ltd., 4.38%, 01/11/22 (Brazil)	170,000	166,021
Total Materials		265,404
Telecommunication — 0.1%
Telefonica Emisiones SAU, 6.42%, 06/20/16 (Spain)	100,000	111,685
Total Foreign Bonds (Cost $5,027,979)		4,983,379
ASSET BACKED SECURITIES — 11.5%
AmeriCredit Automobile Receivables Trust, Class D, Series 2012-4, 2.68%, 10/09/18	1,050,000	1,059,755
AmeriCredit Automobile Receivables Trust 2011-2, Class D, Series 2011-2, 4.00%, 05/08/17	955,000	988,326
AmeriCredit Automobile Receivables Trust 2013-2, Class D, Series 2013-2, 2.42%, 05/08/19	575,000	571,140
Asset Backed Funding Certificates Trust, Class A6, Series 2005-AQ1, 4.78%, 06/25/35#	298,531	308,433
Bayview Financial Acquisition Trust, Class 1A2, Series 2007-A, 6.21%, 05/28/37#	769,492	827,914
Carmax Auto Owner Trust, Class A3, Series 2012-1, 0.89%, 09/15/16	243,526	244,209
CarMax Auto Owner Trust 2012-1, Class B, Series 2012-1, 1.76%, 08/15/17	500,000	509,780
CKE Restaurant Holdings, Inc., Class A2, Series 2013-1A, 4.47%, 03/20/43‡	306,513	306,644

See accompanying Notes to Financial Statements.

ADVISORSHARES
NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES — 11.5% (continued)
Cronos Containers Program Ltd., Class A, Series 2012-2A, 3.81%, 09/18/27 (Bermuda)‡	$262,500	$263,096
Domino's Pizza Master Issuer LLC, Class A2, Series 2012-1A, 5.22%, 01/25/42‡	267,781	284,189
Drug Royalty II LP 1 2012-1, Class A1, Series 2012-1, 4.24%, 01/15/25@‡	196,768	200,959
Exeter Automobile Receivables Trust, Class B, Series 2013-2A, 3.09%, 07/16/18‡	180,000	181,158
Exeter Automobile Receivables Trust 2013-1, Class C, Series 2013-1A, 3.52%, 02/15/19‡	500,000	494,180
GSAA Trust, Class AF4, Series 2005-1, 5.47%, 11/25/34#	284,806	298,727
Honda Auto Receivables 2011-3 Owner Trust, Class A4, Series 2011-3, 1.17%, 11/21/14	750,000	754,999
Mid-State Trust, Class A4, Series 1997-6, 7.79%, 07/01/35	474,699	514,415
Residential Funding Mortgage Securities II Home Loan Trust, Class AIIB, Series 2003-HS2, 0.41%, 06/25/28@	230,122	215,322
Santander Drive Auto Receivables Trust, Class C, Series 2012-3, 3.01%, 04/16/18	260,000	267,672
Santander Drive Auto Receivables Trust, Class D, Series 2012-6, 2.52%, 09/17/18	350,000	351,309
Santander Drive Auto Receivables Trust 2012-2, Class D, Series 2012-2, 3.87%, 02/15/18	300,000	315,048
Santander Drive Auto Receivables Trust 2012-4, Class C, Series 2012-4, 2.94%, 12/15/17	360,000	370,658
Santander Drive Auto Receivables Trust 2012-5, Class A3, Series 2012-5, 0.83%, 12/15/16	239,000	239,087
Santander Drive Auto Receivables Trust 2013-3, Class C, Series 2013-3, 1.81%, 04/15/19	600,000	596,447
Sierra Timeshare Receivables Funding LLC, Class B, Series 2012-2A, 3.42%, 03/20/29‡	346,108	351,386
Silverleaf Finance XV LLC, Class A, Series 2012-D, 3.00%, 03/17/25‡	372,290	375,785
Structured Asset Securities Corp. Assistance Loan Trust, Class A, Series 2003-AL1, 3.36%, 04/25/31‡	37,083	36,524
Trip Rail Master Funding LLC, Class A1A, Series 2011-1A, 4.37%, 07/15/41‡	444,637	467,455
Total Asset Backed Securities (Cost $11,463,964)		11,394,617

See accompanying Notes to Financial Statements.

ADVISORSHARES
NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES — 38.8%
Commercial Mortgage Backed Securities — 12.2%
BAMLL-DB Trust, Class A2FX, Series 2012-OSI, 3.35%, 04/13/29‡	$274,872	$283,623
Bayview Financial Mortgage Pass-Through Trust 2006-A, Class 1A2, Series 2006-A, 5.48%, 02/28/41#	231,942	235,229
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2004-T14, 5.20%, 01/12/41@	253,910	253,925
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW18, 5.70%, 06/11/50	750,000	844,281
Capital Auto Receivables Asset Trust/Ally, Class C, Series 2013-1, 1.74%, 10/22/18	295,000	291,535
Carfinance Capital Auto Trust 2013-2, Class B, Series 2013-2A, 3.15%, 08/15/19‡	350,000	349,679
CD Commercial Mortgage Trust, Class A4, Series 2007-CD4, 5.32%, 12/11/49	780,000	855,410
Citigroup Commercial Mortgage Trust 2007-C6, Class A1A, Series 2007-C6, 5.71%, 12/10/49@	473,436	526,848
Commercial Mortgage Trust 2007-GG11, Class AM, Series 2007-GG11, 5.87%, 12/10/49@	175,000	192,202
Countrywide Asset-Backed Certificates, Class AF6, Series 2004-12, 4.63%, 03/25/35@	466,138	477,031
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class A1A, Series 2007-C1, 5.36%, 02/15/40	209,369	223,655
GS Mortgage Securities Trust, Class A4, Series 2007-GG10, 5.81%, 08/10/45@(a)	1,000,000	1,100,256
Hilton USA Trust 2013-HLT, Class EFX, Series 2013-HLT, 4.45%, 11/05/30@‡	250,000	252,785
Irwin Home Equity Loan Trust 2003-A, Class M1, Series 2003-A, 1.71%, 10/25/27@	613,669	598,993
JPMorgan Mortgage Trust 2004-A3, Class 1A1, Series 2004-A3, 2.48%, 07/25/34@	150,221	151,253
LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C7, 5.87%, 09/15/45@	686,244	762,674
Master Alternative Loan Trust 2004-4, Class 6A1, Series 2004-4, 5.50%, 04/25/34	288,877	307,119
RASC Series 2004-KS2 Trust, Class AI6, Series 2004-KS2, 4.30%, 03/25/34@	283,240	287,249

See accompanying Notes to Financial Statements.

ADVISORSHARES
NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES — 38.8% (continued)
Rialto Real Estate Fund LLC, Class A, Series 2013-LT2, 2.83%, 05/22/28‡	$153,861	$154,237
Santander Drive Auto Receivables Trust 2013-1, Class D, Series 2013-1, 2.27%, 01/15/19	500,000	494,774
Santander Drive Auto Receivables Trust 2013-5, Class D, Series 2013-5, 2.73%, 10/15/19	300,000	297,532
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-5, 2.45%, 05/25/34@	597,728	591,733
Wachovia Bank Commercial Mortgage Trust, Class AM, Series 2007-C30, 5.38%, 12/15/43	270,000	291,112
Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C31, 5.51%, 04/15/47	770,000	841,956
Wachovia Bank Commercial Mortgage Trust, Class A3, Series 2007-C32, 5.75%, 06/15/49@	975,000	1,081,012
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-Ar4 Trust, Class 2A1, Series 2003-AR4, 2.22%, 08/25/33@	284,905	285,188
Total Commercial Mortgage Backed Securities		12,031,291
Fixed Income — 20.0%
A10 Securitization 2013-1 LLC, Class A, Series 2013-1, 2.40%, 11/15/25‡	600,000	598,964
Bear Stearns ARM Trust 2004-1, Class 21A1, Series 2004-1, 2.40%, 04/25/34@	618,763	607,989
Bear Stearns ARM Trust 2004-10, Class 15A1, Series 2004-10, 2.66%, 01/25/35@	713,735	721,683
Bear Stearns ARM Trust 2004-10, Class 12A3, Series 2004-10, 2.69%, 01/25/35@	379,625	377,259
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR13, Class AM, Series 2006-PW13, 5.58%, 09/11/41@	800,000	874,594
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR15, Class AM, Series 2007-PW15, 5.36%, 02/11/44	350,000	361,631
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17, Class A4, Series 2007-PW17, 5.69%, 06/11/50@	650,000	728,903
Citigroup Mortgage Loan Trust, Inc., Class A3, Series 2004-UST1, 2.32%, 08/25/34@	217,697	217,965
Commercial Mortgage Trust 2004-GG1, Class A7, Series 2004-GG1, 5.32%, 06/10/36@	111,418	112,023

See accompanying Notes to Financial Statements.

ADVISORSHARES
NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Principal	Value
Fixed Income — 20.0% (continued)
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-8, 4.50%, 12/25/19	$274,496	$280,595
DBUBS 2011-LC3 Mortgage Trust, Class A2, Series 2011-LC3A, 3.64%, 08/10/44	1,050,000	1,104,093
GMACM Mortgage Loan Trust 2003-J7, Class A10, Series 2003-J7, 5.50%, 11/25/33	1,115,518	1,155,068
GMACM Mortgage Loan Trust 2004-AR1, Class 12A, Series 2004-AR1, 3.17%, 06/25/34@	476,319	487,188
GSR Mortgage Loan Trust, Class 2A2, Series 2007-1F, 5.50%, 01/25/37	47,335	44,945
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7, Class AM, Series 2006-LDP7, 5.87%, 04/15/45@	1,190,000	1,312,710
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Class A3, Series 2006-LDP9, 5.34%, 05/15/47	745,000	816,666
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LDP10, Class AM, Series 2007-LDPX, 5.46%, 01/15/49@	275,000	285,085
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Class A4, Series 2007-LD12, 5.88%, 02/15/51@	500,000	560,490
LB Commercial Mortgage Trust 2007-C3, Class A4, Series 2007-C3, 5.89%, 07/15/44@	610,000	684,326
LB-UBS Commercial Mortgage Trust 2007-C6, Class A4, Series 2007-C6, 5.86%, 07/15/40@	1,095,084	1,192,632
MASTR Asset Securitization Trust 2004-6, Class 4A1, Series 2004-6, 5.00%, 07/25/19	157,858	164,436
Merrill Lynch Mortgage Trust 2006-C1, Class AM, Series 2006-C1, 5.69%, 05/12/39@	420,000	453,356
Morgan Stanley Capital I Trust 2007-IQ14, Class A4, Series 2007-IQ14, 5.69%, 04/15/49@	800,000	887,429
RALI Series 2003-QS22 Trust, Class A3, Series 2003-QS22, 5.38%, 12/26/33	291,249	299,542
RALI Series 2004-QS8 Trust, Class A6, Series 2004-QS8, 5.50%, 06/25/34	478,702	494,374
Structured Asset Securities Corp., Class 2A, Series 2003-37A, 3.54%, 12/25/33@	194,116	193,421
Structured Asset Securities Corp. Mortgage Pass-Through Certificates SER 2003-33h, Class 1A1, Series 2003-33H, 5.50%, 10/25/33	614,661	631,426

See accompanying Notes to Financial Statements.

ADVISORSHARES
NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Principal	Value
Fixed Income — 20.0% (continued)
Wachovia Bank Commercial Mortgage Trust Series 2005-C20, Class AMFX, Series 2005-C20, 5.18%, 07/15/42@	$300,000	$318,573
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class AM, Series 2007-C31, 5.59%, 04/15/47@	1,100,000	1,200,091
WaMu Mortgage Pass-Through Certificates, Class A1, Series 2003-AR6, 2.44%, 06/25/33@	330,924	336,117
Wells Fargo Mortgage Backed Securities 2003-J Trust, Class 5A1, Series 2003-J, 2.49%, 10/25/33@	336,166	336,637
Wells Fargo Mortgage Backed Securities 2004-A Trust, Class A1, Series 2004-A, 3.30%, 02/25/34@	398,217	401,296
Wells Fargo Mortgage Backed Securities 2004-K Trust, Class 1A2, Series 2004-K, 2.62%, 07/25/34@	687,459	689,093
Wells Fargo Mortgage Backed Securities 2004-K Trust, Class 2A12, Series 2004-K, 4.74%, 07/25/34@	294,157	295,576
Wells Fargo Mortgage Backed Securities 2004-Z Trust, Class 2A1, Series 2004-Z, 2.61%, 12/25/34@	309,588	313,076
Wells Fargo Mortgage Backed Securities 2006-16 Trust, Class A5, Series 2006-16, 5.00%, 11/25/36	222,670	229,438
Total Fixed Income		19,768,690
Industrials — 2.2%
America West Airlines 2000-1 Pass-Through Trust, Series 001G, 8.06%, 07/02/20	187,245	200,352
America West Airlines 2001-1 Pass-Through Trust, Series 011G, 7.10%, 04/02/21	654,770	700,604
Continental Airlines 1999-2 Class C-2 Pass-Through Trust, Series AMBC, 6.24%, 03/15/20	282,978	310,569
Continental Airlines 2000-1 Class A-1 Pass-Through Trust, Series 00A1, 8.05%, 11/01/20	343,851	393,262
Northwest Airlines 2002-1 Class G-2 Pass-Through Trust, Series 02-1, 6.26%, 11/20/21	505,896	540,081
Total Industrials		2,144,868

See accompanying Notes to Financial Statements.

ADVISORSHARES
NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Principal	Value
Non-Agency Mortgage-Backed Securities — 2.5%
Alternative Loan Trust 2004-22cb, Class 1A1, Series 2004-22CB, 6.00%, 10/25/34	$238,437	$243,990
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, Class AM, Series 2006-PW14, 5.24%, 12/11/38	185,000	201,434
Commercial Mortgage Trust 2007-GG9, Class A4, Series 2007-GG9, 5.44%, 01/10/17	500,000	550,006
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7, Class A4, Series 2006-LDP7, 5.87%, 04/15/45@	150,000	163,922
Morgan Stanley Capital I Trust 2006-IQ12, Class A4, Series 2006-IQ12, 5.33%, 12/15/43	496,661	542,644
Morgan Stanley Capital I Trust 2007-IQ14, Class AM, Series 2007-IQ14, 5.70%, 04/15/49@	226,000	234,548
Sequoia Mortgage Trust 2012-3, Class A1, Series 2012-3, 3.50%, 07/25/42@	585,393	573,186
Total Non-Agency Mortgage-Backed Securities		2,509,730
Residential Mortgage Backed Securities — 1.9%
Banc of America Funding 2004-A Trust, Class 5A1, Series 2004-A, 2.37%, 07/20/34@	443,407	439,781
Banc of America Mortgage Trust 2004-7, Class 6A3, Series 2004-7, 4.50%, 08/25/19	1,384,915	1,405,130
Total Residential Mortgage Backed Securities		1,844,911
Total Mortgage Backed Securities (Cost $38,874,817)		38,299,490
U.S. TREASURY NOTES — 7.3%
U.S. Treasury Note, 0.25%, 05/31/15	2,000,000	2,001,054
U.S. Treasury Note, 0.38%, 06/30/15	2,500,000	2,505,370
U.S. Treasury Note, 0.25%, 07/31/15	2,750,000	2,750,107
Total U.S. Treasury Notes (Cost $7,247,496)		7,256,531
U.S. GOVERNMENT AGENCY SECURITIES — 3.3%
Federal Home Loan Mortgage Corporation, Class J, Series 2012-4011, 4.00%, 12/15/41	959,116	964,343
Federal National Mortgage Association, Class NA, Series 2009-36, 5.00%, 06/25/37	269,750	291,946
Federal National Mortgage Association, Class PA, Series 2012-10, 4.00%, 11/25/41	735,282	756,939

See accompanying Notes to Financial Statements.

ADVISORSHARES
NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Principal	Value
U.S. GOVERNMENT AGENCY SECURITIES — 3.3% (continued)
Government National Mortgage Association, Class G, Series 2009-46, 4.50%, 09/20/34	$520,211	$535,212
Government National Mortgage Association, Class CA, Series 2009-22, 4.50%, 12/16/35	291,939	300,989
Government National Mortgage Association, Class KA, Series 2011-140, 4.00%, 03/20/37	357,348	367,581
Total U.S. Government Agency Securities (Cost $3,230,363)		3,217,010
TERM LOANS — 7.6%
Consumer Discretionary — 3.2%
Boyd Gaming Corp., 4.00%, 08/14/20@	198,503	199,402
Caesars Entertainment Corp., 9.50%, 10/31/16@	222,680	224,807
CBAC Borrower LLC, 8.25%, 07/02/20@	200,000	207,188
CityCenter Holdings LLC, 5.00%, 10/16/20@	125,000	127,079
Dell, Inc., 4.50%, 04/29/20@	135,000	135,627
Hilton Worldwide Finance LLC, 3.75%, 10/26/20@	182,368	184,225
Landry's, Inc., 4.75%, 04/24/18@	216,533	218,478
Leslie's Poolmart, Inc., 4.25%, 10/16/19@	198,493	199,608
MGM Resorts International, 3.50%, 12/20/19@	121,083	121,499
Scientific Games International, Inc., 4.25%, 10/18/20@	140,000	140,473
Seminole Hard Rock Entertainment, Inc.,3.50%, 05/14/20@	59,700	59,824
Seven Seas Cruises S. DE R.L., 4.75%, 12/21/18@	225,000	228,094
SRAM LLC, 4.00%, 04/10/20@	212,232	212,585
SRAM LLC, 5.25%, 04/10/20@	4,472	4,480
Univision Communications, Inc., 4.00%, 03/01/20@	413,420	415,917
Univision Communications, Inc., 4.50%, 03/01/20@	223,313	224,987
Zuffa LLC, 4.50%, 02/25/20@	222,750	224,768
Total Consumer Discretionary		3,129,041
Consumer Staples — 0.5%
Hostess Brands, Inc., 6.75%, 04/09/20@	225,000	233,438
Rite Aid Corp., 4.00%, 02/21/20@	223,872	225,177
Total Consumer Staples		458,615

See accompanying Notes to Financial Statements.

ADVISORSHARES
NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Principal	Value
Diversified Media — 0.2%
Tribune Company, 0.00%, 11/20/20@(b)	$171,000	$170,332
Health Care — 0.4%
Davita, Inc., 4.00%, 11/01/19@	222,750	224,838
IASIS Healthcare LLC, 4.50%, 05/03/18@	222,750	225,024
Total Health Care		449,862
Industrials — 0.9%
Air Canada, 5.50%, 09/26/19@	235,000	239,015
Avis Budget Car Rental LLC, 3.00%, 03/15/19@	198,500	198,574
Doncasters Group Ltd., 5.50%, 04/09/20@	272,938	276,292
Fieldwood Energy LLC, 3.88%, 09/28/18@	25,935	26,153
Filtration Group, Inc., 4.50%, 11/20/20@	53,000	53,630
McJunkin Red Man Corp., 5.00%, 11/08/19@	86,000	87,371
Total Industrials		881,035
Information Technology — 1.6%
Alcatel-Lucent USA Inc., 5.75%, 01/30/19@	198,496	199,725
Blue Coat Systems, Inc., 4.50%, 05/31/19@	209,475	210,522
CDW LLC, 3.25%, 04/29/20@	347,686	347,283
First Data Corp., 4.16%, 03/23/18@	250,000	250,815
Interactive Data Corp., 3.75%, 02/11/18@	224,503	225,119
Ion Trading Technologies Ltd., 4.50%, 05/22/20@	208,950	210,811
Kronos Inc., 4.50%, 10/30/19@	4,986	5,039
Spansion LLC, 0.00%, 12/18/19@(b)	123,000	123,461
Total Information Technology		1,572,775
Materials — 0.4%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.), 4.25%, 06/30/19@	222,750	225,952
Ineos US Finance LLC, 4.00%, 05/04/18@	198,743	199,779
Total Materials		425,731
Telecommunication Services — 0.4%
Level 3 Financing, Inc., 4.00%, 01/15/20@	225,000	227,063
Windstream Corp., 3.50%, 01/23/20@	222,750	223,516
Total Telecommunication Services		450,579
Total Term Loans (Cost $7,529,567)		7,537,970

See accompanying Notes to Financial Statements.

ADVISORSHARES
NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND — 1.3%
BofA Cash Reserves Money Market Fund – Capital Class — 0.02%,(c) (Cost $1,259,188)	$1,259,188	$1,259,188
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.2%
BNY Mellon Securities Lending Overnight Fund, 0.09%(d) (Cost $1,133,630)	1,133,630	1,133,630
Total Investments — 100.5% (Cost $100,049,424)		99,338,656
Liabilities in Excess of Other Assets — (0.5%)		(515,242)
Net Assets — 100.0%		$98,823,414

PLC —  Public Limited Company

†	Less than 0.05%
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2013.
#	Represents step coupon bond. Rate shown reflects the rate in effect as of December 31, 2013.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,105,478; the aggregate market value of the collateral held by the fund is $1,133,630.
(b)	This Loan will settle after December 31, 2013 at which time the interest rate will be determined.
(c)	Rate shown reflects the 7-day yield as of December 31, 2013.
(d)	Rate shown reflects the 1-day yield as of December 31, 2013.

See accompanying Notes to Financial Statements.

ADVISORSHARES
NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Asset Backed Securities	11.5%
Commercial Mortgage Backed Securities	12.2
Communications	0.8
Consumer Discretionary	5.1
Consumer Staples	0.5
Consumer, Cyclical	1.0
Consumer, Non-cyclical	0.3
Diversified	0.0†
Diversified Media	0.2
Energy	2.2
Financials	13.8
Fixed Income	20.0
Foreign Government	0.4
Health Care	1.3
Industrials	7.9
Information Technology	2.1
Materials	1.6
Non-Agency Mortgage-Backed Securities	2.5
Residential Mortgage Backed Securities	1.9
Telecommunication	0.1
Telecommunication Services	1.6
U.S. Government Agency Securities	3.3
U.S. Treasury Notes	7.3
Utilities	0.4
Money Market Fund	2.5
Total Investments	100.5
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

†	Less than 0.05%

See accompanying Notes to Financial Statements.

ADVISORSHARES
PERITUS HIGH YIELD ETF
Schedule of Investments

December 31, 2013 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS — 64.6%
Advertising — 2.7%
Affinion Group, Inc., 7.88%, 12/15/18(a)	$8,825,000	$7,986,625
Sitel Worldwide Corp., 11.00%, 08/01/17‡	4,000,000	4,290,000
Total Advertising		12,276,625
Aerospace/Defense — 1.5%
Erickson Air-Crane, Inc., 8.25%, 05/01/20‡(a)	6,795,000	7,066,800
Agriculture — 2.3%
North Atlantic Trading Co., 11.50%, 07/15/16‡	3,770,000	4,109,300
Southern States Cooperative, Inc., 10.00%, 08/15/21‡	6,650,000	6,467,125
Total Agriculture		10,576,425
Auto Manufacturers — 1.6%
Navistar International Corp., 8.25%, 11/01/21(a)	7,273,000	7,563,920
Beverages — 1.6%
Innovation Ventures LLC/Innovation Ventures Finance Corp., 9.50%, 08/15/19‡(a)	7,325,000	7,141,875
Coal — 3.2%
Arch Coal, Inc., 9.88%, 06/15/19	8,445,000	7,558,275
Murray Energy Corp., 8.63%, 06/15/21‡	7,010,000	7,290,400
Total Coal		14,848,675
Commercial Services — 3.5%
DynCorp International, Inc., 10.38%, 07/01/17(a)	5,829,000	5,989,297
Harland Clarke Holdings Corp., 9.50%, 05/15/15	4,481,000	4,506,206
Harland Clarke Holdings Corp., 9.75%, 08/01/18‡	1,200,000	1,306,500
StoneMor Partners LP/Cornerstone Family Services of WV, 7.88%, 06/01/21‡	3,915,000	4,091,175
Total Commercial Services		15,893,178
Computers — 1.2%
Stream Global Services, Inc., 11.25%, 10/01/14	5,549,000	5,576,745
Diversified Financial Services — 2.5%
CNG Holdings, Inc./OH, 9.38%, 05/15/20‡	6,874,000	6,358,450
GFI Group, Inc., 10.38%, 07/19/18#(a)	4,825,000	5,030,062
Total Diversified Financial Services		11,388,512
Electronics — 1.5%
KEMET Corp., 10.50%, 05/01/18	6,760,000	6,709,300
Entertainment — 1.2%
Gibson Brands, Inc., 8.88%, 08/01/18‡	5,220,000	5,533,200

See accompanying Notes to Financial Statements.

ADVISORSHARES
PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Principal	Value
Environmental Control — 3.6%
Casella Waste Systems, Inc., 7.75%, 02/15/19	$5,114,000	$5,267,420
EnergySolutions, Inc./EnergySolutions LLC, 10.75%, 08/15/18	4,050,000	4,343,625
Nuverra Environmental Solutions, Inc., 9.88%, 04/15/18(a)	6,880,000	6,742,400
Total Environmental Control		16,353,445
Food — 4.3%
American Seafoods Group LLC/American Seafoods Finance, Inc., 10.75%, 05/15/16‡	6,895,000	7,170,800
Simmons Foods, Inc., 10.50%, 11/01/17‡	5,930,000	6,330,275
SUPERVALU, Inc., 6.75%, 06/01/21(a)	6,150,000	6,103,875
Total Food		19,604,950
Forest Products & Paper — 1.1%
Verso Paper Holdings LLC/Verso Paper, Inc., 11.75%, 01/15/19	4,750,000	5,058,750
Healthcare – Products — 1.2%
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19(a)	4,790,000	5,436,650
Healthcare – Services — 5.3%
Kindred Healthcare, Inc., 8.25%, 06/01/19	2,705,000	2,894,350
Radiation Therapy Services, Inc., 8.88%, 01/15/17	5,905,000	5,993,575
Radnet Management, Inc., 10.38%, 04/01/18(a)	3,955,000	3,964,888
Select Medical Corp., 6.38%, 06/01/21	5,330,000	5,236,725
Vantage Oncology LLC/Vantage Oncology Finance Co., 9.50%, 06/15/17‡	6,160,000	6,344,800
Total Healthcare – Services		24,434,338
Household Products/Wares — 1.2%
Central Garden & Pet Co., 8.25%, 03/01/18	5,820,000	5,689,050
Leisure Time — 1.3%
ICON Health & Fitness, 11.88%, 10/15/16‡(a)	6,850,000	6,130,750
Metal Fabricate/Hardware — 1.6%
American Piping Products, Inc., 12.88%, 11/15/17‡	7,405,000	7,293,925
Mining — 1.4%
Molycorp, Inc., 10.00%, 06/01/20(a)	6,565,000	6,548,588
Miscellaneous Manufacturing — 1.9%
Iracore International Holdings, Inc., 9.50%, 06/01/18‡(a)	3,255,000	3,434,025
J.B. Poindexter & Co., Inc., 9.00%, 04/01/22‡	5,093,000	5,462,242
Total Miscellaneous Manufacturing		8,896,267

See accompanying Notes to Financial Statements.

ADVISORSHARES
PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Principal	Value
Oil & Gas — 3.7%
Quicksilver Resources, Inc., 9.13%, 08/15/19(a)	$6,175,000	$6,298,500
Talos Production LLC/Talos Production Finance, Inc., 9.75%, 02/15/18‡	3,800,000	3,904,500
Venoco, Inc., 8.88%, 02/15/19	6,740,000	6,672,600
Total Oil & Gas		16,875,600
Oil & Gas Services — 2.9%
Forbes Energy Services Ltd., 9.00%, 06/15/19	7,060,000	6,954,100
Seitel, Inc., 9.50%, 04/15/19	6,185,000	6,277,775
Total Oil & Gas Services		13,231,875
Packaging & Containers — 0.9%
Exopack Holding Corp., 10.00%, 06/01/18‡	3,904,000	4,255,360
Retail — 1.0%
Ferrellgas Partners LP, 8.63%, 06/15/20	4,552,000	4,813,740
Software — 1.4%
Southern Graphics, Inc., 8.38%, 10/15/20‡	5,975,000	6,214,000
Storage/Warehousing — 1.0%
Niska Gas Storage Partners LLC, 8.88%, 03/15/18	4,350,000	4,545,750
Telecommunications — 6.8%
Cincinnati Bell, Inc., 8.75%, 03/15/18	5,255,000	5,544,025
EarthLink, Inc., 7.38%, 06/01/20	4,230,000	4,240,575
EarthLink, Inc., 8.88%, 05/15/19(a)	5,430,000	5,375,700
Fairpoint Communications, Inc., 8.75%, 08/15/19‡	5,150,000	5,484,750
Frontier Communications Corp., 7.63%, 04/15/24	5,680,000	5,694,200
NII Capital Corp., 10.00%, 08/15/16(a)	9,560,000	5,114,600
Total Telecommunications		31,453,850
Transportation — 1.2%
Era Group, Inc., 7.75%, 12/15/22	5,415,000	5,604,525
Total Corporate Bonds (Cost $293,285,756)		297,016,668
FOREIGN BONDS — 19.3%
Airlines — 1.5%
Air Canada, 8.75%, 04/01/20 (Canada)‡	6,465,000	6,901,387
Beverages — 1.3%
CEDC Finance Corp. International, Inc., 8.00%, 04/30/18 (Poland)	6,635,000	6,186,447
Environmental Control — 2.6%
Tervita Corp., 8.00%, 11/15/18 (Canada)‡	6,685,000	6,935,687
Tervita Corp., 10.88%, 02/15/18 (Canada)‡	4,750,000	4,850,938
Total Environmental Control		11,786,625

See accompanying Notes to Financial Statements.

ADVISORSHARES
PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Principal/ Shares	Value
Forest Products & Paper — 2.0%
Exopack Holdings SA, 7.88%, 11/01/19‡	$2,800,000	$2,870,000
Millar Western Forest Products Ltd., 8.50%, 04/01/21 (Canada)	6,150,000	6,349,875
Total Forest Products & Paper		9,219,875
Mining — 2.9%
HudBay Minerals, Inc., 9.50%, 10/01/20 (Canada)	6,160,000	6,360,200
HudBay Minerals, Inc., 9.50%, 10/01/20 (Canada)‡	500,000	512,500
IAMGOLD Corp., 6.75%, 10/01/20 (Canada)‡	7,675,000	6,638,875
Total Mining		13,511,575
Miscellaneous Manufacturing — 1.3%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 02/01/19 (Luxembourg)‡	5,660,000	5,872,250
Oil & Gas — 3.2%
Connacher Oil And Gas Ltd., 8.50%, 08/01/19 (Canada)‡(a)	9,450,000	6,544,125
Lightstream Resources Ltd., 8.63%, 02/01/20 (Canada)‡	7,945,000	8,064,175
Total Oil & Gas		14,608,300
Telecommunications — 1.4%
NII International Telecom SCA, 11.38%, 08/15/19 (Luxembourg)‡(a)	7,605,000	6,388,200
Transportation — 3.1%
CHC Helicopter SA, 9.25%, 10/15/20 (Luxembourg)	2,486,000	2,691,095
CHC Helicopter SA, 9.38%, 06/01/21 (Luxembourg)(a)	5,790,000	5,963,700
Navios Maritime Holdings, Inc., 8.13%, 02/15/19 (Marshall Islands)(a)	5,497,000	5,675,653
Total Transportation		14,330,448
Total Foreign Bonds (Cost $87,520,555)		88,805,107
COMMON STOCKS — 1.9%
Oil & Gas — 1.0%
Canadian Oil Sands Ltd. (Canada)(a)	235,575	4,431,166
Pipelines — 0.9%
Niska Gas Storage Partners LLC	283,672	4,186,999
Total Common Stocks (Cost $8,552,701)		8,618,165
TERM LOANS — 12.0%
Apparel — 1.5%
SK Spice Sarl, 9.50%, 09/30/18 (Luxembourg)	7,000,000	6,978,125
Commercial Services — 1.0%
Harland Clarke Holdings Corp., 7.00%, 05/22/18	4,471,875	4,513,396

See accompanying Notes to Financial Statements.

ADVISORSHARES
PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Principal/ Shares	Value
Environmental Control — 1.0%
GSE Environmental, Inc., 9.00%, 05/27/16	$5,092,559	$4,710,617
Oil & Gas — 1.6%
Teine Energy Ltd, 7.50%, 05/17/19 (Canada)	6,964,912	7,069,386
Retail — 2.2%
Collective Brands Inc., 7.25%, 10/09/19	5,984,925	6,014,789
Hudson’s Bay Co., 8.25%, 11/04/21 (Canada)	4,000,000	4,070,760
Total Retail		10,085,549
Software — 1.3%
Vitera Healthcare Solutions LLC, 9.25%, 11/04/21	6,000,000	6,060,000
Telecommunications — 2.2%
Avaya Inc., 8.00%, 03/31/18	3,000,000	3,049,500
Global Tel*Link Corp, 9.00%, 11/20/20	7,375,000	7,061,563
Total Telecommunications		10,111,063
Transportation — 1.2%
YRC Worldwide, Inc., 10.00%, 03/31/15	5,753,766	5,638,691
Total Term Loans (Cost $54,953,210)		55,166,827
MONEY MARKET FUND — 3.1%
BlackRock Liquidity Funds TempFund Portfolio – Dollar Class, 0.04%(b) (Cost $14,350,886)	14,350,886	14,350,886
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 12.9%
BNY Mellon Securities Lending Overnight Fund, 0.09%(c) (Cost $59,608,290)	59,608,290	59,608,290
Total Investments — 113.8% (Cost $518,271,398)		523,565,943
Liabilities in Excess of Other Assets — (13.8%)		(63,502,276)
Net Assets — 100.0%		$460,063,667

LP — Limited Partnership

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Represents step coupon bond. Rate shown reflects the rate in effect at December 31, 2013.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $58,140,108; the aggregate market value of the collateral held by the fund is $59,608,290.
(b)	Rate shown reflects the 7-day yield as of December 31, 2013.
(c)	Rate shown reflects the 1-day yield as of December 31, 2013.

See accompanying Notes to Financial Statements.

ADVISORSHARES
PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	2.7%
Aerospace/Defense	1.5
Agriculture	2.3
Airlines	1.5
Apparel	1.5
Auto Manufacturers	1.6
Beverages	2.9
Coal	3.2
Commercial Services	4.5
Computers	1.2
Diversified Financial Services	2.5
Electronics	1.5
Entertainment	1.2
Environmental Control	7.2
Food	4.3
Forest Products & Paper	3.1
Healthcare – Products	1.2
Healthcare – Services	5.3
Household Products/Wares	1.2
Leisure Time	1.3
Metal Fabricate/Hardware	1.6
Mining	4.3
Miscellaneous Manufacturing	3.2
Oil & Gas	9.5
Oil & Gas Services	2.9
Packaging & Containers	0.9
Pipelines	0.9
Retail	3.2
Software	2.7
Storage/Warehousing	1.0
Telecommunications	10.4
Transportation	5.5
Money Market Fund	16.0
Total Investments	113.8
Liabilities in Excess of Other Assets	(13.8)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES
PRING TURNER BUSINESS CYCLE ETF
Schedule of Investments

December 31, 2013 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 56.3%
Banks — 4.2%
Royal Bank of Canada (Canada)	1,673	$112,476
Wells Fargo & Co.	2,399	108,914
Total Banks		221,390
Coal — 2.0%
Alliance Resource Partners, LP	1,373	105,721
Commercial Services — 2.9%
Apollo Education Group, Inc., Class A*	5,556	151,790
Electric — 1.2%
MDU Resources Group, Inc.	2,047	62,536
Holding Companies – Diversified — 1.9%
Leucadia National Corp.	3,594	101,854
Insurance — 4.9%
American International Group, Inc.	2,513	128,289
Aon PLC (United Kingdom)	1,545	129,610
Total Insurance		257,899
Iron/Steel — 2.3%
Reliance Steel & Aluminum Co.	1,611	122,178
Mining — 9.5%
Alamos Gold, Inc. (Canada)	6,755	81,938
First Majestic Silver Corp. (Canada)*	7,997	78,370
Franco-Nevada Corp. (Canada)	2,363	96,269
Royal Gold, Inc.	1,926	88,731
Sandstorm Gold Ltd. (Canada)*(a)	15,910	67,936
Silver Wheaton Corp. (Canada)	4,500	90,855
Total Mining		504,099
Oil & Gas — 6.7%
Enerplus Corp. (Canada)(a)	7,321	133,096
Seadrill Ltd. (Norway)	2,385	97,976
Whiting Petroleum Corp.*	1,955	120,956
Total Oil & Gas		352,028

See accompanying Notes to Financial Statements.

ADVISORSHARES
PRING TURNER BUSINESS CYCLE ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Pharmaceuticals — 2.0%
Pfizer, Inc.	3,478	$106,531
Pipelines — 3.6%
Kinder Morgan, Inc.	2,559	92,124
Spectra Energy Corp.	2,765	98,489
Total Pipelines		190,613
Semiconductors — 2.5%
Intel Corp.	5,076	131,773
Software — 4.4%
Microsoft Corp.	2,998	112,215
Paychex, Inc.	2,591	117,968
Total Software		230,183
Telecommunications — 3.7%
Cisco Systems, Inc.	4,394	98,645
Verizon Communications, Inc.	1,996	98,084
Total Telecommunications		196,729
Transportation — 4.5%
Navios Maritime Partners, LP (Greece)	7,084	135,446
Union Pacific Corp.	604	101,472
Total Transportation		236,918
Total Common Stocks (Cost $2,833,330)		2,972,242
EXCHANGE TRADED FUNDS — 21.5%
Debt Fund — 18.8%
AdvisorShares Peritus High Yield ETF†(a)	5,023	259,790
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF(a)	9,466	253,500
iShares 20+ Year Treasury Bond ETF(a)	1,734	176,625
PIMCO Enhanced Short Maturity ETF	500	50,650
PowerShares Senior Loan Portfolio	10,097	251,213
Total Debt Fund		991,778
Equity Fund — 2.7%
SPDR S&P International Dividend ETF	3,083	146,289
Total Exchange Traded Funds (Cost $1,167,925)		1,138,067

See accompanying Notes to Financial Statements.

ADVISORSHARES
PRING TURNER BUSINESS CYCLE ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND — 21.0%
Dreyfus Government Cash Management – Investor Shares, 0.01%(b)
(Cost $1,107,664)	1,107,664	$1,107,664
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 9.0%
BNY Mellon Securities Lending Overnight Fund, 0.09%(c)
(Cost $474,323)	474,323	474,323
Total Investments — 107.8% (Cost $5,583,242)		5,692,296
Liabilities in Excess of Other Assets — (7.8)%		(411,073)
Net Assets — 100.0%		$5,281,223

LP — Limited Partnership

PLC — Public Limited Company

ETF — Exchange Traded Fund

*	Non-income producing security
†	Affiliated Company
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $452,537; the aggregate market value of the collateral held by the fund is $474,323.
(b)	Rate shown reflects the 7-day yield as of December 31, 2013.
(c)	Rate shown reflects the 1-day yield as of December 31, 2013.

See accompanying Notes to Financial Statements.

ADVISORSHARES
PRING TURNER BUSINESS CYCLE ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Banks	4.2%
Coal	2.0
Commercial Services	2.9
Debt Fund	18.8
Electric	1.2
Equity Fund	2.7
Holding Companies – Diversified	1.9
Insurance	4.9
Iron/Steel	2.3
Mining	9.5
Oil & Gas	6.7
Pharmaceuticals	2.0
Pipelines	3.6
Semiconductors	2.5
Software	4.4
Telecommunications	3.7
Transportation	4.5
Money Market Fund	30.0
Total Investments	107.8
Liabilities in Excess of Other Assets	(7.8)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES
QAM EQUITY HEDGE ETF
Schedule of Investments

December 31, 2013 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED NOTES — 0.6%
Equity Fund — 0.6%
iPath MSCI India Index ETN	287	$16,348
JPMorgan Alerian MLP Index ETN	601	27,856
Total Exchange Traded Notes (Cost $41,450)		44,204
EXCHANGE TRADED FUNDS — 92.5%
Currency Fund — 0.9%
SPDR Gold Shares*	370	42,983
WisdomTree Brazilian Real Fund*	137	2,370
WisdomTree Indian Rupee Fund*	722	14,397
Total Currency Fund		59,750
Debt Fund — 25.9%
Guggenheim Enhanced Short Duration ETF	6,955	348,932
iShares Short Treasury Bond ETF(a)	4,090	450,923
PIMCO Enhanced Short Maturity ETF	3,441	348,573
SPDR Barclays 1–3 Month T-Bill ETF*(a)	9,822	449,553
SPDR SSgA Ultra Short Term Bond ETF	5,342	214,161
Total Debt Fund		1,812,142
Equity Fund — 65.7%
First Trust Dow Jones Internet Index Fund*	3,326	199,094
First Trust Europe AlphaDEX Fund	1,375	45,980
First Trust South Korea AlphaDEX Fund	409	11,534
Global X Brazil Consumer ETF	2,431	38,969
Global X Nigeria Index ETF	1,732	27,781
Guggenheim Canadian Energy Income ETF	411	6,046
Guggenheim China Small Cap Index ETF	8,146	217,009
Guggenheim China Technology ETF	1,886	66,142
Guggenheim Raymond James SB-1 Equity ETF	3,331	111,688
Guggenheim Russell 1000 Equal Weight ETF	5,397	251,122
Guggenheim S&P 500 Equal Weight ETF	9,637	686,636
Guggenheim S&P 500 Equal Weight Financials ETF	7,942	314,940
Guggenheim S&P 500 Equal Weight Healthcare ETF	100	11,042

See accompanying Notes to Financial Statements.

ADVISORSHARES
QAM EQUITY HEDGE ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Equity Fund — 65.7% (continued)
Guggenheim S&P 500 Equal Weight Technology ETF	223	$17,187
Guggenheim S&P Midcap 400 Pure Growth ETF	250	30,733
iShares Core S&P Small-Cap ETF	954	104,186
iShares Global Materials ETF	303	18,886
iShares Japan Large-Cap ETF	2,005	105,603
iShares Latin American 40 ETF	2,550	94,452
iShares Microcap ETF	1,143	85,976
iShares MSCI Brazil Small-Cap ETF	175	3,469
iShares MSCI EAFE ETF	517	34,670
iShares MSCI Europe Financials ETF	685	17,159
iShares MSCI Frontier 100 ETF	6,040	203,790
iShares MSCI Hong Kong ETF	757	15,594
iShares MSCI India Small-Cap ETF	1,466	32,487
iShares MSCI Israel Capped ETF	69	3,327
iShares MSCI Pacific Ex-Japan ETF	680	31,776
iShares MSCI Poland Capped ETF	503	14,929
iShares MSCI South Korea Capped ETF	156	10,089
iShares MSCI Taiwan ETF	923	13,310
iShares MSCI Thailand Capped ETF	289	19,840
iShares MSCI Turkey ETF	34	1,620
iShares MSCI United Kingdom ETF	642	13,405
iShares MSCI United Kingdom Small-Cap ETF	2,245	94,627
iShares MSCI USA Momentum Index Fund	4,330	259,930
iShares Nasdaq Biotechnology ETF	325	73,794
iShares North American Natural Resources ETF	4,296	186,403
iShares Russell 1000 Growth ETF	1,443	124,026
iShares Russell 1000 Value ETF	1,033	97,267
iShares Russell 2000 Growth ETF	2,768	375,092
iShares Russell 2000 Value ETF	261	25,970
iShares U.S. Medical Devices ETF	131	12,169
iShares U.S. Pharmaceuticals ETF	56	6,614
Market Vectors Agribusiness ETF	365	19,889
Market Vectors China ETF	196	6,237
Market Vectors Egypt Index ETF	160	8,581

See accompanying Notes to Financial Statements.

ADVISORSHARES
QAM EQUITY HEDGE ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Equity Fund — 65.7% (continued)
Market Vectors Gulf States Index ETF	976	$26,313
Market Vectors Indonesia Index ETF	1,344	28,573
Market Vectors Russia ETF	762	21,999
Market Vectors Russia Small-Cap ETF	1,705	72,599
Market Vectors Uranium+Nuclear Energy ETF	112	5,386
Market Vectors Vietnam ETF	89	1,672
PowerShares Dynamic Market Portfolio	630	43,004
PowerShares S&P SmallCap Financials Portfolio	478	18,943
PowerShares S&P SmallCap Health Care Portfolio	1,440	79,459
SPDR EURO STOXX 50 ETF	155	6,541
SPDR Russell/Nomura Small Cap Japan ETF	678	34,036
SPDR S&P Emerging Markets SmallCap ETF	844	39,170
WisdomTree Europe SmallCap Dividend Fund	1,249	72,267
Total Equity Fund		4,601,032
Total Exchange Traded Funds (Cost $5,988,243)		6,472,924
MONEY MARKET FUND — 10.7%
JP Morgan Prime Money Market Fund – Institutional Class, 0.01%(b) (Cost $752,139)	752,139	752,139
Total Investments Before Securities Sold, Not Yet Purchased (Cost $6,781,832)		7,269,267
Securities Sold, Not Yet Purchased — (6.1)%
EXCHANGE TRADED FUNDS — (6.1)%
Currency Fund — (6.1)%
CurrencyShares British Pound Sterling Trust*	(791)	(129,092)
CurrencyShares Euro Currency Trust*	(882)	(119,943)
CurrencyShares Japanese Yen Trust*	(1,937)	(179,676)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(435,234)]		(428,711)
Total Investments — 97.7% (Cost $6,346,598)		6,840,556
Other Assets in Excess of Liabilities — 2.3%		158,143
Net Assets — 100.0%		$6,998,699

See accompanying Notes to Financial Statements.

ADVISORSHARES
QAM EQUITY HEDGE ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

*	Non-income producing security
(a)	All or a portion of this security has been segregated as collateral for open short positions. The aggregate market value of the collateral posted was $1,052,481, which includes cash in the amount of $427,440 as of December 31, 2013.
(b)	Rate shown reflects the 7-day yield as of December 31, 2013.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Currency Fund	(5.2)%
Debt Fund	25.9
Equity Fund	66.3
Money Market Fund	10.7
Total Investments	97.7
Other Assets in Excess of Liabilities	2.3
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES
RANGER EQUITY BEAR ETF
Schedule of Investments

December 31, 2013 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND — 5.7%
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, 0.04%(a)	7,500,000	$7,500,000
Total Investments Before Securities Sold, Not Yet Purchased (Cost $7,500,000)
Securities Sold, Not Yet Purchased — (98.3)%
COMMON STOCKS — (98.3)%
Aerospace/Defense — (2.7)%
Triumph Group, Inc.	(45,691)	(3,475,714)
Beverages — (2.3)%
Green Mountain Coffee Roasters, Inc.*	(40,462)	(3,058,118)
Computers — (9.1)%
3D Systems Corp.*	(41,400)	(3,847,302)
Cadence Design Systems, Inc.*	(112,507)	(1,577,348)
International Business Machines Corp.	(34,700)	(6,508,679)
Total Computers		(11,933,329)
Distribution/Wholesale — (6.0)%
Fastenal Co.	(74,400)	(3,534,744)
Fossil Group, Inc.*	(19,206)	(2,303,568)
LKQ Corp.*	(63,100)	(2,075,990)
Total Distribution/Wholesale		(7,914,302)
Electronics — (1.8)%
National Instruments Corp.	(74,400)	(2,382,288)
Engineering & Construction — (1.9)%
MasTec, Inc.*	(75,896)	(2,483,317)
Healthcare – Products — (1.8)%
Haemonetics Corp.*	(55,688)	(2,346,135)
Home Furnishings — (3.8)%
Tempur Sealy International, Inc.*	(92,799)	(5,007,434)
Internet — (9.5)%
Equinix, Inc.*	(14,335)	(2,543,746)
Netflix, Inc.*	(6,387)	(2,351,502)
TripAdvisor, Inc.*	(17,437)	(1,444,306)
Yelp, Inc.*	(35,180)	(2,425,661)
Zillow, Inc., Class A*	(44,226)	(3,614,591)
Total Internet		(12,379,806)

See accompanying Notes to Financial Statements.

ADVISORSHARES
RANGER EQUITY BEAR ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Leisure Time — (2.1)%
Harley-Davidson, Inc.	(40,282)	$(2,789,126)
Machinery – Construction & Mining — (3.4)%
Caterpillar, Inc.	(49,503)	(4,495,367)
Media — (2.7)%
Nexstar Broadcasting Group, Inc., Class A	(62,579)	(3,487,528)
Miscellaneous Manufacturing — (2.5)%
Eaton Corp. PLC (Ireland)	(17,000)	(1,294,040)
Pentair Ltd. (Switzerland)	(24,600)	(1,910,682)
Total Miscellaneous Manufacturing		(3,204,722)
Oil & Gas — (1.7)%
Atlas Resource Partners LP	(110,544)	(2,263,941)
Oil & Gas Services — (1.8)%
Geospace Technologies Corp.*	(24,842)	(2,355,767)
Real Estate — (1.9)%
Brookfield Asset Management, Inc., Class A (Canada)	(64,500)	(2,504,535)
Real Estate Investment Trust — (2.1)%
American Tower Corp.	(33,984)	(2,712,603)
Retail — (14.7)%
Cabela's, Inc.*	(36,490)	(2,432,423)
Children's Place Retail Stores, Inc. (The)*	(32,300)	(1,840,131)
Conn's, Inc.*	(54,810)	(4,318,480)
Panera Bread Co., Class A*	(18,877)	(3,335,377)
PVH Corp.	(25,741)	(3,501,291)
Sally Beauty Holdings, Inc.*	(127,529)	(3,855,202)
Total Retail		(19,282,904)
Semiconductors — (2.7)%
Altera Corp.	(67,058)	(2,181,397)
Cavium, Inc.*	(38,600)	(1,332,086)
Total Semiconductors		(3,513,483)
Software — (3.6)%
Akamai Technologies, Inc.*	(47,000)	(2,217,460)
E2open, Inc.*	(106,165)	(2,538,405)
Total Software		(4,755,865)

See accompanying Notes to Financial Statements.

ADVISORSHARES
RANGER EQUITY BEAR ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Telecommunications — (15.6)%
Centurylink, Inc.	(173,500)	$(5,525,975)
Consolidated Communications Holdings, Inc.	(222,682)	(4,371,248)
Frontier Communications Corp.	(542,300)	(2,521,695)
Palo Alto Networks, Inc.*	(55,963)	(3,216,193)
Ubiquiti Networks, Inc.*	(35,808)	(1,645,736)
Windstream Holdings, Inc.	(391,293)	(3,122,518)
Total Telecommunications		(20,403,365)
Transportation — (4.6)%
C.H. Robinson Worldwide, Inc.	(60,300)	(3,517,902)
Genesee & Wyoming, Inc., Class A*	(25,617)	(2,460,513)
Total Transportation		(5,978,415)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(115,062,620)]		(128,728,064)
Total Investments — (92.6)% [(Cost $(107,562,620))]		(121,228,064)
Other Assets in Excess of Liabilities — 192.6%		252,109,009
Net Assets — 100.0%		$130,880,945

LP — Limited Partnership

PLC — Public Limited Company

*	Non-income producing security
(a)	Rate shown reflects the 7-day yield as of December 31, 2013.

Cash of $130,039,600 has been segregated to cover margin requirement for open short sales as of December 31, 2013.

See accompanying Notes to Financial Statements.

ADVISORSHARES
RANGER EQUITY BEAR ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	(2.7)%
Beverages	(2.3)
Computers	(9.1)
Distribution/Wholesale	(6.0)
Electronics	(1.8)
Engineering & Construction	(1.9)
Healthcare – Products	(1.8)
Home Furnishings	(3.8)
Internet	(9.5)
Leisure Time	(2.1)
Machinery – Construction & Mining	(3.4)
Media	(2.7)
Miscellaneous Manufacturing	(2.5)
Oil & Gas	(1.7)
Oil & Gas Services	(1.8)
Real Estate	(1.9)
Real Estate Investment Trust	(2.1)
Retail	(14.7)
Semiconductors	(2.7)
Software	(3.6)
Telecommunications	(15.6)
Transportation	(4.6)
Money Market Fund	5.7
Total Investments	(92.6)
Other Assets in Excess of Liabilities	192.6
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES
STAR GLOBAL BUY-WRITE ETF
Schedule of Investments

December 31, 2013 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 66.8%
Commodity Fund — 4.2%
PowerShares DB Precious Metals Fund*	27,047	$1,059,972
Debt Fund — 2.4%
iShares Barclays 20+ Year Treasury Bond ETF	1,528	155,642
iShares JPMorgan USD Emerging Markets Bond ETF	4,105	443,997
Total Debt Fund		599,639
Equity Fund — 60.2%
Consumer Discretionary Select Sector SPDR Fund	7,660	511,918
Consumer Staples Select Sector SPDR Fund	10,433	448,410
Energy Select Sector SPDR Fund	17,142	1,517,238
Financial Select Sector SPDR Fund	28,693	627,229
Health Care Select Sector SPDR Fund	9,131	506,223
Industrial Select Sector SPDR Fund	7,702	402,507
iShares MSCI EAFE ETF	18,635	1,249,663
iShares MSCI Emerging Markets ETF	28,628	1,195,792
Materials Select Sector SPDR Fund	2,855	131,958
SPDR S&P 500 ETF Trust	40,742	7,523,825
Technology Select Sector SPDR Fund	22,438	801,934
Utilities Select Sector SPDR Fund	3,253	123,516
Total Equity Fund		15,040,213
Total Exchange Traded Funds (Cost $15,910,866)		16,699,824
U.S. TREASURY BILLS — 8.0%
U.S. Treasury Bill, 0.06%, 08/21/14(b)	1,000,000	999,575
U.S. Treasury Bill, 0.07% 10/16/14(b)	1,000,000	999,452
Total U.S. Treasury Bills (Cost $1,998,749)		1,999,027
MONEY MARKET FUND — 13.6%
BlackRock Liquidity Funds-T-Fund Portfolio – Institutional Class, 0.01%(a) (Cost $3,391,161)	3,391,161	3,391,161

See accompanying Notes to Financial Statements.

ADVISORSHARES
STAR GLOBAL BUY-WRITE ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investment	Contracts	Value
PURCHASED PUT OPTION — 0.1%
SPDR S&P 500 ETF Trust Option expiring 03/22/14 @178.00 (Cost $32,354)	128	$29,760
Total Investments Before Written Options — 88.5% (Cost $21,333,130)		22,119,772
WRITTEN CALL OPTIONS — (0.3)%
Energy Select Sector SPDR Fund Option expiring 01/18/14 @ $90.00	(39)	(1,521)
iShares 20+ Year Treasury Bond ETF Option expiring 02/22/14, Strike Price $105.00	(13)	(644)
iShares MSCI EAFE (EFA) Option expiring 01/18/14, Strike Price $68.00	(53)	(1,881)
iShares MSCI EAFE (EFA) Option expiring 02/22/14, Strike Price $68.00	(133)	(11,638)
iShares MSCI Emerging Markets ETF Option expiring 02/22/14, Strike Price $42.50	(143)	(11,654)
iShares MSCI Emerging Markets ETF Option expiring 01/18/14, Strike Price $43.50	(14)	(203)
iShares MSCI Emerging Markets ETF Option expiring 01/18/14, Strike Price $44.50	(129)	(774)
PowerShares DB Precious Metals Fund Option expiring 01/18/14, Strike Price $42.00	(60)	(600)
SPDR S&P 500 ETF Trust Option expiring 01/18/14, Strike Price $184.00	(115)	(26,565)
SPDR S&P 500 ETF Trust Option expiring 01/18/14, Strike Price $185.00	(180)	(30,330)
Total Written Call Options [Premiums Received $(54,177)]		(85,810)

See accompanying Notes to Financial Statements.

ADVISORSHARES
STAR GLOBAL BUY-WRITE ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investment	Contracts	Value
WRITTEN PUT OPTIONS — (0.2)%
iShares 20+ Year Treasury Bond ETF Option expiring 01/18/14 @ $102.00	(3)	$(321)
iShares 20+ Year Treasury Bond ETF Option expiring 01/18/14 @ $103.00	(162)	(27,054)
iShares iBoxx $ High Yield Corporate Bond ETF Option expiring 01/18/14 @ $93.00	(98)	(4,900)
iShares iBoxx $ High Yield Corporate Bond ETF Option expiring 02/22/14 @ $93.00	(100)	(12,250)
iShares JP Morgan USD Emerging Markets Bond ETF Option expiring 01/18/14 @ $108.00	(35)	(2,450)
iShares JP Morgan USD Emerging Markets Bond ETF Option expiring 01/18/14 @ $109.00	(39)	(4,680)
Total Written Put Options [Premiums Received $(65,202)]		(51,655)
Total Written Options — (0.5)%
Premiums Received $(119,379)		(137,465)
Total Investments — 88.0% (Cost $21,213,751)		21,982,307
Other Assets in Excess of Liabilities — 12.0%		3,001,846
Net Assets — 100.0%		$24,984,153

ETF — Exchange Traded Fund

*	Non-income producing security
(a)	Rate shown reflects the 7-day yield as of December 31, 2013.
(b)	All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $3,021,179, which includes cash in the amount of $1,040,429 as of December 31, 2013

See accompanying Notes to Financial Statements.

ADVISORSHARES
STAR GLOBAL BUY-WRITE ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commodity Fund	4.2%
Debt Fund	2.4
Equity Fund	60.2
U.S. Treasury Bills	8.0
Money Market Fund	13.6
Purchased Put Option	0.1
Written Call Options	(0.3)
Written Put Options	(0.2)
Total Investments	88.0
Other Assets in Excess of Liabilities	12.0
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments

December 31, 2013 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 100.1%
Aerospace/Defense — 2.0%
Northrop Grumman Corp.	8,496	$973,727
Rockwell Collins, Inc.	13,020	962,438
Total Aerospace/Defense		1,936,165
Agriculture — 2.0%
Archer-Daniels-Midland Co.	22,226	964,608
Philip Morris International, Inc.	11,176	973,765
Total Agriculture		1,938,373
Airlines — 2.0%
Alaska Air Group, Inc.	13,516	991,669
Southwest Airlines Co.	51,228	965,135
Total Airlines		1,956,804
Auto Manufacturers — 1.0%
Oshkosh Corp.	18,845	949,411
Auto Parts & Equipment — 1.0%
Delphi Automotive PLC (United Kingdom)	15,905	956,368
Banks — 1.0%
Capital One Financial Corp.	13,006	996,390
Beverages — 1.0%
Dr Pepper Snapple Group, Inc.	19,819	965,582
Biotechnology — 1.0%
Biogen Idec, Inc.*	3,435	960,941
Chemicals — 4.0%
Airgas, Inc.	8,601	962,022
Albemarle Corp.	15,126	958,837
Sigma-Aldrich Corp.	10,529	989,832
Valspar Corp. (The)	13,594	969,116
Total Chemicals		3,879,807
Commercial Services — 5.1%
Alliance Data Systems Corp.*	3,756	987,565
Cintas Corp.	17,293	1,030,490

See accompanying Notes to Financial Statements.

ADVISORSHARES
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Commercial Services — 5.1% (continued)
MasterCard, Inc., Class A	1,184	$989,184
Moody's Corp.	12,617	990,056
Towers Watson & Co., Class A	7,762	990,509
Total Commercial Services		4,987,804
Computers — 5.1%
Apple, Inc.	1,728	969,598
EMC Corp.	40,489	1,018,298
International Business Machines Corp.	5,341	1,001,811
NetApp, Inc.	23,867	981,889
Teradata Corp.*	22,821	1,038,127
Total Computers		5,009,723
Cosmetics/Personal Care — 1.0%
Colgate-Palmolive Co.	14,857	968,825
Distribution/Wholesale — 1.0%
Arrow Electronics, Inc.*	18,384	997,332
Diversified Financial Services — 3.0%
American Express Co.	11,095	1,006,650
Franklin Resources, Inc.	17,095	986,894
Legg Mason, Inc.(a)	22,348	971,691
Total Diversified Financial Services		2,965,235
Electronics — 3.9%
Agilent Technologies, Inc.	16,752	958,047
Amphenol Corp., Class A	11,084	988,471
Garmin Ltd.	20,864	964,334
Mettler-Toledo International, Inc.*	3,851	934,214
Total Electronics		3,845,066
Food — 2.0%
General Mills, Inc.	19,647	980,582
Sysco Corp.	26,482	956,000
Total Food		1,936,582

See accompanying Notes to Financial Statements.

ADVISORSHARES
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Forest Products & Paper — 1.0%
Domtar Corp.	10,457	$986,513
Hand/Machine Tools — 1.0%
Lincoln Electric Holdings, Inc.	13,188	940,832
Healthcare – Products — 4.9%
C.R. Bard, Inc.	7,141	956,466
CareFusion Corp.*	24,348	969,537
Henry Schein, Inc.*	8,440	964,354
Medtronic, Inc.	16,732	960,249
Varian Medical Systems, Inc.*	12,243	951,159
Total Healthcare - Products		4,801,765
Healthcare – Services — 1.0%
UnitedHealth Group, Inc.	13,104	986,731
Household Products/Wares — 1.0%
Clorox Co. (The)	10,140	940,586
Insurance — 6.0%
Allstate Corp. (The)	18,087	986,465
Aspen Insurance Holdings Ltd. (Bermuda)	23,496	970,620
Axis Capital Holdings Ltd. (Bermuda)	20,653	982,463
Everest Re Group Ltd. (Bermuda)	6,385	995,230
MBIA, Inc.*	84,972	1,014,565
Progressive Corp. (The)	36,055	983,220
Total Insurance		5,932,563
Internet — 3.0%
Expedia, Inc.	14,345	999,273
Liberty Interactive Corp., Class A*	33,647	987,540
Symantec Corp.	41,292	973,665
Total Internet		2,960,478
Leisure Time — 1.0%
Harley-Davidson, Inc.	14,112	977,115

See accompanying Notes to Financial Statements.

ADVISORSHARES
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Lodging — 4.0%
Las Vegas Sands Corp.	12,356	$974,518
Marriott International, Inc., Class A	19,998	987,101
Starwood Hotels & Resorts Worldwide, Inc.	12,230	971,674
Wynn Resorts Ltd.	5,230	1,015,718
Total Lodging		3,949,011
Machinery – Construction & Mining — 2.1%
Caterpillar, Inc.	10,848	985,107
Joy Global, Inc.	17,696	1,035,039
Total Machinery – Construction & Mining		2,020,146
Machinery – Diversified — 2.0%
IDEX Corp.	13,272	980,137
Rockwell Automation, Inc.	8,447	998,098
Total Machinery – Diversified		1,978,235
Media — 6.0%
CBS Corp., Class B	15,768	1,005,052
DIRECTV*	14,452	998,489
Sirius XM Holdings, Inc.*	275,402	961,153
Time Warner Cable, Inc.	7,116	964,218
Time Warner, Inc.	14,076	981,379
Viacom, Inc., Class B	11,442	999,344
Total Media		5,909,635
Miscellaneous Manufacturing — 4.0%
Illinois Tool Works, Inc.	11,814	993,321
Ingersoll-Rand PLC (Ireland)	16,212	998,659
Leggett & Platt, Inc.	31,533	975,631
Pentair Ltd. (Switzerland)	12,941	1,005,128
Total Miscellaneous Manufacturing		3,972,739
Oil & Gas — 3.1%
Marathon Petroleum Corp.	11,199	1,027,285
Patterson-UTI Energy, Inc.	38,085	964,312
Phillips 66	13,048	1,006,392
Total Oil & Gas		2,997,989

See accompanying Notes to Financial Statements.

ADVISORSHARES
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Pharmaceuticals — 5.0%
Allergan, Inc.	9,461	$1,050,928
Herbalife Ltd.(a)	12,523	985,560
Mead Johnson Nutrition Co.	11,441	958,298
Merck & Co., Inc.	19,572	979,579
Pfizer, Inc.	31,062	951,429
Total Pharmaceuticals		4,925,794
Retail — 6.9%
AutoZone, Inc.*	2,025	967,828
Bed Bath & Beyond, Inc.*	12,175	977,653
Coach, Inc.	17,384	975,764
Home Depot, Inc. (The)	11,936	982,810
Lowe's Cos., Inc.	19,780	980,099
O'Reilly Automotive, Inc.*	7,384	950,395
Ross Stores, Inc.	13,029	976,263
Total Retail		6,810,812
Semiconductors — 3.9%
Broadcom Corp., Class A	33,526	994,046
Maxim Integrated Products, Inc.	33,649	939,144
QUALCOMM, Inc.	13,056	969,408
Texas Instruments, Inc.	22,130	971,728
Total Semiconductors		3,874,326
Software — 5.1%
Citrix Systems, Inc.*	16,440	1,039,830
Fiserv, Inc.*	16,692	985,663
MSCI, Inc., Class A*	21,852	955,369
Nuance Communications, Inc.*	64,459	979,777
Oracle Corp.	27,178	1,039,830
Total Software		5,000,469
Telecommunications — 2.0%
Corning, Inc.	56,004	997,991
Harris Corp.	14,224	992,978
Total Telecommunications		1,990,969

See accompanying Notes to Financial Statements.

ADVISORSHARES
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Transportation — 1.0%
Expeditors International of Washington, Inc.	22,177	$981,332
Total Common Stocks (Cost $92,185,407)		98,188,448
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.5%
BNY Mellon Securities Lending Overnight Fund, 0.09%(b) (Cost $1,455,433)	1,455,433	1,455,433
Total Investments — 101.6% (Cost $93,640,840)		99,643,881
Liabilities in Excess of Other Assets — (1.6)%		(1,541,040)
Net Assets — 100.0%		$98,102,841

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,438,340; the aggregate market value of the collateral held by the fund is $1,471,330. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $15,897.
(b)	Rate shown reflects the 1-day yield as of December 31, 2013.

See accompanying Notes to Financial Statements.

ADVISORSHARES
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	2.0%
Agriculture	2.0
Airlines	2.0
Auto Manufacturers	1.0
Auto Parts & Equipment	1.0
Banks	1.0
Beverages	1.0
Biotechnology	1.0
Chemicals	4.0
Commercial Services	5.1
Computers	5.1
Cosmetics/Personal Care	1.0
Distribution/Wholesale	1.0
Diversified Financial Services	3.0
Electronics	3.9
Food	2.0
Forest Products & Paper	1.0
Hand/Machine Tools	1.0
Healthcare – Products	4.9
Healthcare – Services	1.0
Household Products/Wares	1.0
Insurance	6.0
Internet	3.0
Leisure Time	1.0
Lodging	4.0
Machinery – Construction & Mining	2.1
Machinery – Diversified	2.0
Media	6.0
Miscellaneous Manufacturing	4.0
Oil & Gas	3.1
Pharmaceuticals	5.0
Retail	6.9
Semiconductors	3.9
Software	5.1
Telecommunications	2.0
Transportation	1.0
Money Market Fund	1.5
Total Investments	101.6
Liabilities in Excess of Other Assets	(1.6)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES
WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments

December 31, 2013 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 97.5%
Apparel — 2.1%
LVMH Moet Hennessy Louis Vuitton SA (France)(a)	5,919	$216,635
Beverages — 3.7%
Coca-Cola Enterprises, Inc.	8,616	380,224
Chemicals — 3.4%
Novozymes A/S (Denmark)(a)(b)	8,342	352,533
Commercial Services — 3.8%
SGS SA (Switzerland)(a)(b)	17,177	394,556
Diversified Financial Services — 4.0%
Lazard Ltd., Class A (Bermuda)	9,132	413,862
Electronics — 3.0%
Sensata Technologies Holding N.V. (Netherlands)*	7,914	306,826
Food — 10.4%
BRF SA (Brazil)(a)	13,884	289,759
Jeronimo Martins, SGPS, SA (Portugal)(a)(b)	4,766	186,732
Nestle SA (Switzerland)(a)	5,365	394,811
Shoprite Holdings Ltd. (South Africa)*(a)	12,859	202,529
Total Food		1,073,831
Forest Products & Paper — 3.6%
Svenska Cellulosa AB (Sweden)(a)(b)	12,195	376,582
Healthcare – Products — 5.7%
Covidien PLC (Ireland)	5,625	383,063
Sysmex Corp. (Japan)(a)(b)	7,002	207,861
Total Healthcare – Products		590,924
Insurance — 4.4%
ACE Ltd. (Switzerland)	4,368	452,219

See accompanying Notes to Financial Statements.

ADVISORSHARES
WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
Internet — 9.3%
ASOS PLC (United Kingdom)*(a)(b)	3,114	$326,970
MercadoLibre, Inc. (Argentina)	1,852	199,627
Tencent Holdings Ltd. (China)(a)	6,744	434,449
Total Internet		961,046
Machinery – Diversified — 3.3%
FANUC Corp. (Japan)(a)	11,143	342,201
Oil & Gas Services — 3.4%
Core Laboratories N.V. (Netherlands)	1,840	351,348
Pharmaceuticals — 7.9%
NOVO Nordisk A/S (Denmark)(a)	2,271	419,590
Perrigo Co. PLC	2,551	391,476
Total Pharmaceuticals		811,066
Retail — 9.0%
Inditex SA (Spain)(a)(b)	11,995	396,075
Sun Art Retail Group Ltd. (China)*(a)(b)	22,449	320,796
Wal-Mart de Mexico SAB de CV (Mexico)(a)	8,133	212,434
Total Retail		929,305
Semiconductors — 11.7%
Arm Holdings PLC (United Kingdom)(a)(b)	5,445	298,059
ASML Holding N.V. (Netherlands)(c)	4,508	422,400
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(a)	27,889	486,384
Total Semiconductors		1,206,843
Transportation — 8.8%
Canadian National Railway Co. (Canada)	7,725	440,479
Canadian Pacific Railway Ltd. (Canada)	3,125	472,875
Total Transportation		913,354
Total Common Stocks (Cost $8,349,805)		10,073,355

See accompanying Notes to Financial Statements.

ADVISORSHARES
WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND — 2.7%
Invesco Government & Agency Portfolio — Private Investment Class, 0.03%(d) (Cost $280,769)	280,769	$280,769
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 14.4%
BNY Mellon Securities Lending Overnight Fund, 0.09%(e) (Cost $1,491,400)	1,491,400	1,491,400
Total Investments — 114.6% (Cost $10,121,974)		11,845,524
Liabilities in Excess of Other Assets — (14.6)%		(1,506,970)
Net Assets — 100.0%		$10,338,554

PLC — Public Limited Company

*	Non-income producing security
(a)	American Depositary Receipt
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,449,846; the aggregate market value of the collateral held by the fund is $1,491,400.
(c)	Registered Shares
(d)	Rate shown reflects the 7-day yield as of December 31, 2013.
(e)	Rate shown reflects the 1-day yield as of December 31, 2013.

See accompanying Notes to Financial Statements.

ADVISORSHARES
WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments (continued)

December 31, 2013 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Apparel	2.1%
Beverages	3.7
Chemicals	3.4
Commercial Services	3.8
Diversified Financial Services	4.0
Electronics	3.0
Food	10.4
Forest Products & Paper	3.6
Healthcare – Products	5.7
Insurance	4.4
Internet	9.3
Machinery – Diversified	3.3
Oil & Gas Services	3.4
Pharmaceuticals	7.9
Retail	9.0
Semiconductors	11.7
Transportation	8.8
Money Market Fund	17.1
Total Investments	114.6
Liabilities in Excess of Other Assets	(14.6)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

[This page intentionally left blank.]

ADVISORSHARES TRUST
Statement of Assets and Liabilities

December 31, 2013 (Unaudited)

	AdvisorShares Accuvest Global Long Short ETF	AdvisorShares Accuvest Global Opportunities ETF	AdvisorShares Athena International Bear ETF
ASSETS
Investments, at cost:	$40,282,023	$23,343,159	$1,475,113
Investments in Affiliates, at Cost (Note 8)	—	—	—
Investments, at Market Value (including securities on loan): (Note 2)(a)	43,326,056	24,893,545	1,475,113
Investments in Affiliates, at Market Value (Note 8)	—	—	—
Cash	14,345	—	2,510,493
Cash collateral held at brokers	663,518	—	—
Receivable from Securities Sold	—	—	—
Unrealized Appreciation on Swaps Contracts	208,820	—	—
Capital Shares Receivable	—	—	—
Dividends and Interest Receivable	6	54,757	4
Reclaim Receivable	—	—	—
Due from Investment Advisor	—	—	23,962
Prepaid Trustee Fees	—	—	64
Prepaid Expenses	1,298	774	255
Total Assets	44,214,043	24,949,076	4,009,891
LIABILITIES
Due to Custodian	—	—	—
Cash collateral for securities on loan	—	3,342,825	—
Securities Sold, Not Yet Purchased(b)	—	—	804,845
Unrealized Depreciation on Swaps Contracts	664,217	—	—
Advisory Payable	48,775	11,673	—
Payable for Securities Purchased	—	—	923,054
Capital Shares Payable	—	—	1,137,157
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	1,115
Distribution Payable	—	154,898	—
Trustee Fees Payable	175	175	—
Interest Payable	168,738	—	—
Payable to Global Echo Foundation	—	—	—
Accrued Expenses	28,757	28,499	15,465
Total Liabilities	910,662	3,538,070	2,881,636
NET ASSETS	$43,303,381	$21,411,006	$1,128,255
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$49,159,864	$21,995,964	$1,362,843
Undistributed Net Investment Income (Loss)	(242,504)	(72,356)	(45,996)
Accumulated Net Gain (Loss) on Investments, options written and swap transactions	(8,202,615)	(2,062,988)	(152,310)
Unrealized Appreciation (Depreciation) on Investments options written and swaps	2,588,636	1,550,386	(36,282)
NET ASSETS	$43,303,381	$21,411,006	$1,128,255
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	1,950,000	750,000	50,000
Net Asset Value (NAV) Per Share	$22.21	$28.55	$22.57
(a) Market value of securities on loan	$—	$3,259,243	$—
(b) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$768,563

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statement of Assets and Liabilities (continued)

December 31, 2013 (Unaudited)

	AdvisorShares Cambria Global Tactical ETF	AdvisorShares EquityPro ETF	AdvisorShares Global Echo ETF	AdvisorShares Madrona Domestic ETF	AdvisorShares Madrona Global Bond ETF	AdvisorShares Madrona International ETF
ASSETS
Investments, at cost:	$48,132,833	$17,937,149	$5,597,692	$16,883,959	$26,445,017	$20,442,213
Investments in Affiliates, at Cost (Note 8)	—	—	17,763	—	2,552,801	—
Investments, at Market Value (including securities on loan): (Note 2)(a)	51,346,764	18,290,075	6,375,173	22,247,787	26,062,502	22,502,841
Investments in Affiliates, at Market Value (Note 8)	—	—	16,588	—	2,629,652	—
Cash	26,972	—	53,229	—	—	—
Cash collateral held at brokers	—	—	—	—	—	—
Receivable from Securities Sold	—	—	39,393	—	—	—
Unrealized Appreciation on Swaps Contracts	—	—	—	—	—	—
Capital Shares Receivable	—	3,763,180	—	—	—	—
Dividends and Interest Receivable	65,627	362	11,102	21,462	27,137	17,723
Reclaim Receivable	—	504	213	—	—	10,398
Due from Investment Advisor	—	—	—	—	—	—
Prepaid Trustee Fees	—	—	—	—	—	—
Prepaid Expenses	4,362	282	—	4,346	1,849	1,288
Total Assets	51,443,725	22,054,403	6,495,698	22,273,595	28,721,140	22,532,250
LIABILITIES
Due to Custodian	—	—	—	—	764	32,216
Cash collateral for securities on loan	6,305,550	855,075	327,399	189,656	6,707,087	3,986,977
Securities Sold, Not Yet Purchased (b)	—	—	—	—	—	—
Unrealized Depreciation on Swaps Contracts	—	—	—	—	—	—
Advisory Payable	31,502	2,619	5,555	12,171	6,993	7,654
Payable for Securities Purchased	273,135	3,675,192	104,221	—	—	—
Capital Shares Payable	—	—	595	—	—	—
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	—	—	—	—
Distribution Payable	—	154,670	—	—	—	—
Trustee Fees Payable	175	175	—	175	175	175
Interest Payable	—	—	—	—	—	—
Payable to Global Echo Foundation	—	—	2,020	—	—	—
Accrued Expenses	40,069	11,605	—	24,910	27,702	25,202
Total Liabilities	6,650,431	4,699,336	439,790	226,912	6,742,721	4,052,224
NET ASSETS	$44,793,294	$17,355,067	$6,055,908	$22,046,683	$21,978,419	$18,480,026
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$61,830,311	$16,817,129	$5,336,286	$17,007,993	$22,412,990	$18,226,947
Undistributed Net Investment Income (Loss)	91,546	(44,296)	(9,674)	1,821	(13,733)	(67,738)
Accumulated Net Gain (Loss) on Investments, options written and swap transactions	(20,342,494)	229,308	(47,010)	(326,959)	(115,174)	(1,739,811)
Unrealized Appreciation (Depreciation) on Investments options written and swaps	3,213,931	352,926	776,306	5,363,828	(305,664)	2,060,628
NET ASSETS	$44,793,294	$17,355,067	$6,055,908	$22,046,683	$21,978,419	$18,480,026
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	1,800,000	575,000	100,000	575,000	875,000	650,000
Net Asset Value (NAV) Per Share	$24.89	$30.18	$60.56	$38.34	$25.12	$28.43
(a) Market value of securities on loan	$6,135,171	$837,234	$318,158	$207,667	$6,545,589	$3,903,462
(b) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statement of Assets and Liabilities (continued)

December 31, 2013 (Unaudited)

	AdvisorShares Meidell Tactical Advantage ETF	AdvisorShares Newfleet Multi-Sector Income ETF	AdvisorShares Peritus High Yield ETF
ASSETS
Investments, at cost:	$19,839,785	$100,049,424	$518,271,398
Investments in Affiliates, at Cost (Note 8)	—	—	—
Investments, at Market Value (including securities on loan): (Note 2)(a)	19,860,632	99,338,656	523,565,943
Investments in Affiliates, at Market Value (Note 8)	—	—	—
Cash	—	347,083	547,981
Cash collateral held at brokers	—	—	—
Receivable from Securities Sold	14,210,565	144,000	—
Capital Shares Receivable	14,221,344	—	—
Dividends and Interest Receivable	1,183	614,191	8,620,741
Reclaim Receivable	—	—	—
Due from Investment Advisor	—	—	—
Prepaid Expenses	1,172	33,600	41,360
Total Assets	48,294,896	100,477,530	532,776,025
LIABILITIES
Due to Custodian	—	—	—
Cash collateral for securities on loan	4,095,324	1,133,630	59,608,290
Securities Sold, Not Yet Purchased(b)	—	—	—
Options Written, at Value(c)	—	—	—
Advisory Payable	6,712	47,004	426,153
Payable for Securities Purchased	14,227,033	457,043	12,654,231
Capital Shares Payable	14,221,344	—	—
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	—
Distribution Payable	—	—	—
Trustee Fees Payable	175	175	175
Interest Payable	—	—	—
Accrued Expenses	25,980	16,264	23,509
Total Liabilities	32,576,568	1,654,116	72,712,358
NET ASSETS	$15,718,328	$98,823,414	$460,063,667
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$15,505,805	$99,856,303	$453,102,605
Undistributed Net Investment Income (Loss)	25,755	(145,946)	(141,466)
Accumulated Net Gain (Loss) on Investments, options written and swap transactions	165,921	(176,175)	1,807,983
Unrealized Appreciation (Depreciation) on Investments options written and swaps	20,847	(710,768)	5,294,545
NET ASSETS	$15,718,328	$98,823,414	$460,063,667
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	525,000	2,000,000	8,900,000
Net Asset Value (NAV) Per Share	$29.94	$49.41	$51.69
(a) Market value of securities on loan	$4,010,629	$1,105,478	$58,140,108
(b) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$—
(c) Premiums Received for Options Written	$—	$—	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statement of Assets and Liabilities (continued)

December 31, 2013 (Unaudited)

	AdvisorShares Pring Turner Business Cycle ETF	AdvisorShares QAM Equity Hedge ETF	AdvisorShares Ranger Equity Bear ETF	AdvisorShares STAR Global Buy-Write ETF	AdvisorShares TrimTabs Float Shrink ETF	AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF
ASSETS
Investments, at cost:	$5,325,054	$6,781,832	$7,500,000	$21,333,130	$93,640,840	$10,121,974
Investments in Affiliates, at Cost (Note 8)	258,188	—	—	—	—	—
Investments, at Market Value (including securities on loan): (Note 2)(a)	5,432,506	7,269,267	7,500,000	22,119,772	99,643,881	11,845,524
Investments in Affiliates, at Market Value (Note 8)	259,790	—	—	—	—	—
Cash	331	22	126,210,500	3,016,750	—	756
Cash collateral held at brokers	—	427,440	130,039,600	—	—	—
Receivable from Securities Sold	76,203	66,053	7,349,212	—	—	—
Capital Shares Receivable	—	—	961,882	—	1,211,146	—
Dividends and Interest Receivable	6,098	2,736	311	42,180	94,929	2,829
Reclaim Receivable	379	—	—	—	—	12,436
Due from Investment Advisor	574	—	—	—	—	—
Prepaid Expenses	2,029	358	17,895	2,448	6,384	833
Total Assets	5,777,910	7,765,876	272,079,400	25,181,150	100,956,340	11,862,378
LIABILITIES
Due to Custodian	—	—	—	—	93,381	—
Cash collateral for securities on loan	474,323	—	—	—	1,455,433	1,491,400
Securities Sold, Not Yet Purchased (b)	—	428,711	128,728,064	—	—	—
Options Written, at Value	—	—	—	137,465	—	—
Advisory Payable	—	164	181,180	28,314	64,554	1,354
Payable for Securities Purchased	—	195,751	9,010,258	—	1,212,167	—
Capital Shares Payable	—	—	3,192,218	—	—	—
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	1,223	—	—	—
Distribution Payable	—	119,153	—	—	—	—
Trustee Fees Payable	175	175	175	175	175	175
Interest Payable	—	—	35,637	—	—	—
Accrued Expenses	22,189	23,223	49,700	31,043	27,789	30,895
Total Liabilities	496,687	767,177	141,198,455	196,997	2,853,499	1,523,824
NET ASSETS	$5,281,223	$6,998,699	$130,880,945	$24,984,153	$98,102,841	$10,338,554
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$5,084,411	$6,531,400	$284,692,534	$24,782,545	$87,374,470	$8,689,125
Undistributed Net Investment Income (Loss)	(737)	(112,779)	(5,664,862)	(163,361)	5,782	(4,841)
Accumulated Net Gain (Loss) on Investments, options written and swap transactions	88,495	86,120	(134,481,283)	(403,587)	4,719,548	(69,280)
Unrealized Appreciation (Depreciation) on Investments options written and swaps	109,054	493,958	(13,665,444)	768,556	6,003,041	1,723,550
NET ASSETS	$5,281,223	$6,998,699	$130,880,945	$24,984,153	$98,102,841	$10,338,554
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	200,000	250,000	10,250,000	1,000,000	2,025,000	275,000
Net Asset Value (NAV) Per Share	$26.41	$27.99	$12.77	$24.98	$48.45	$37.59
(a) Market value of securities on loan	$452,537	$—	$—	$—	$1,438,340	$1,449,846
(b) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$435,234	$115,062,620	$—	$—	$—
(c) Premiums Received for Options Written	$—	$—	$—	$119,379	$—	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2013 (Unaudited)

	AdvisorShares Accuvest Global Long Short ETF	AdvisorShares Accuvest Global Opportunities ETF	AdvisorShares Athena International Bear ETF(1)
INVESTMENT INCOME:
Dividend Income	$272,359	$158,953	$—
Dividend Income from Affiliates	—	—	—
Interest Income	26	2	123
Securities lending income (Note 2)	—	22,725	—
Foreign withholding tax	—	—	258
Total Investment Income	272,385	181,680	381
EXPENSES:
Advisory Fees	296,020	92,951	14,571
Interest on Securities Sold Short	87,455	—	7,767
Professional Fees	13,933	13,913	26,800
Accounting & Administration Fees	27,453	33,084	5,902
Exchange Listing Fees	3,808	3,809	8,327
Report to Shareholders	2,908	2,495	4,953
Pricing Fees	4,062	2,535	3,440
Trustee Fees	1,315	1,313	1,304
Custody Fees	2,037	816	1,325
Transfer Agent Fees	1,484	704	560
Insurance Fees	904	366	373
Dividend Expense	—	—	22,420
Contribution to Global Echo Foundation	—	—	—
Registration Fees	778	220	104
Miscellaneous Fees	2,577	1,901	1,429
Total Expenses	444,734	154,107	99,275
Advisory Fees Waived/Recoupment	(28,368)	(31,803)	(14,571)
Expense Reimbursement	—	—	(38,327)
Net Expenses	416,366	122,304	46,377
Net Investment Income (Loss)	(143,981)	59,376	(45,996)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN, SHORT SALES AND SWAP TRANSACTIONS:
Net Realized Gain (Loss) on:
Investments	(2,382,880)	(908,860)	—
Investments in Affiliates	—	—	—
In-Kind Redemptions	2,670,778	711,244	—
In-Kind Redemptions in Affiliates	—	—	—
Swaps	(1,573,144)	—	—
Short Sales	551,476	—	(152,310)
Distributions by other Investments Companies	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,945,526	1,775,857	—
Short Sales	(1,132,861)	—	(36,282)
Swaps	(1,198,812)	—	—
Net Realized and Unrealized Gain (Loss)	880,083	1,578,241	(188,592)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$736,102	$1,637,617	$(234,588)

(1)	Represents the period July 18, 2013 (commencement of operations) to December 31, 2013.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations (continued)

For the Six Months Ended December 31, 2013 (Unaudited)

	AdvisorShares Cambria Global Tactical ETF	AdvisorShares EquityPro ETF	AdvisorShares Global Echo ETF	AdvisorShares Madrona Domestic ETF	AdvisorShares Madrona Global Bond ETF	AdvisorShares Madrona International ETF
INVESTMENT INCOME:
Dividend Income	$466,544	$122,070	$21,051	$160,802	$362,989	$140,472
Dividend Income from Affiliates	—	—	—	—	100,335	—
Interest Income	444	7	9,439	2	—	4
Securities lending income (Note 2)	68,133	1,065	3,656	336	37,088	16,747
Foreign withholding tax	—	117	(404)	—	—	(9,776)
Total Investment Income	535,121	123,259	33,742	161,140	500,412	147,447
EXPENSES:
Advisory Fees	216,710	12,874	31,839	81,975	55,658	68,988
Interest on Securities Sold Short	—	—	—	—	—	—
Professional Fees	13,913	14,186	—	13,845	13,938	13,937
Accounting & Administration Fees	38,319	23,665	—	38,789	37,848	38,505
Exchange Listing Fees	3,808	3,808	—	5,335	3,808	3,808
Report to Shareholders	11,088	2,345	—	3,216	3,262	2,828
Pricing Fees	2,535	2,535	—	2,535	2,535	2,535
Trustee Fees	1,313	1,313	—	1,313	1,313	1,313
Custody Fees	3,498	132	—	1,464	961	4,883
Transfer Agent Fees	1,909	52	—	720	827	594
Insurance Fees	2,490	—	—	631	735	662
Dividend Expense	—	—	—	—	—	—
Contribution to Global Echo Foundation	—	—	11,577	—	—	—
Registration Fees	—	17	—	—	27	—
Miscellaneous Fees	3,137	1,194	—	1,967	2,076	1,889
Total Expenses	298,720	62,121	43,416	151,790	122,988	139,942
Advisory Fees Waived/Recoupment	2,266	(12,874)	—	(23,704)	(17,238)	(32,149)
Expense Reimbursement	—	(31,010)	—	—	—	—
Net Expenses	300,986	18,237	43,416	128,086	105,750	107,793
Net Investment Income (Loss)	234,135	105,022	(9,674)	33,054	394,662	39,654
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN, SHORT SALES AND SWAP TRANSACTIONS:
Net Realized Gain (Loss) on:
Investments	(383,937)	234,133	42,375	331,553	(56,701)	884,890
Investments in Affiliates	—	—	(3,030)	—	2,151	—
In-Kind Redemptions	595,212	577	—	654,159	13,501	—
In-Kind Redemptions in Affiliates	—	(255)	—	—	—	—
Swaps	—	—	—	—	—	—
Short Sales	—	—	—	—	—	—
Distributions by other Investments Companies	—	—	—	—	8,913	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,710,605	246,536	590,532	2,494,744	124,257	2,218,289
Short Sales	—	—	—	—	—	—
Swaps	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)	1,921,880	480,991	629,877	3,480,456	92,121	3,103,179
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,156,015	$586,013	$620,203	$3,513,510	$486,783	$3,142,833

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations (continued)

For the Six Months Ended December 31, 2013 (Unaudited)

	AdvisorShares Meidell Tactical Advantage ETF	AdvisorShares Newfleet Multi-Sector Income ETF	AdvisorShares Peritus High Yield ETF
INVESTMENT INCOME:
Dividend Income	$96,576	$—	$77,935
Dividend Income from Affiliates	—	—	—
Interest Income	—	1,481,128	17,374,241
Securities lending income (Note 2)	6,311	7,283	173,491
Foreign withholding tax	—	—	(11,818)
Total Investment Income	102,887	1,488,411	17,613,849
EXPENSES:
Advisory Fees	68,173	297,876	2,018,516
Interest on Securities Sold Short	—	—	—
Professional Fees	13,914	16,003	21,074
Accounting & Administration Fees	37,833	19,774	57,381
Exchange Listing Fees	3,525	3,781	3,808
Report to Shareholders	2,144	8,636	14,178
Pricing Fees	2,535	6,050	6,379
Trustee Fees	1,313	1,313	1,313
Custody Fees	804	6,907	11,528
Transfer Agent Fees	350	3,207	10,470
Insurance Fees	266	848	5,102
Dividend Expense	—	—	—
Registration Fees	135	3,790	8,707
Licensing Fees	—	—	—
Miscellaneous Fees	1,740	3,313	7,983
Total Expenses	132,732	371,498	2,166,439
Advisory Fees Waived/Recoupment	(56,037)	(27,794)	—
Expense Reimbursement	—	—	—
Net Expenses	76,695	343,704	2,166,439
Net Investment Income (Loss)	26,192	1,144,707	15,447,410
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN, SHORT SALES AND SWAP TRANSACTIONS:
Net Realized Gain (Loss) on:
Investments	108,854	(150,753)	1,855,269
In-Kind Redemptions	541,642	—	—
In-Kind Redemptions in Affiliates	—	—	—
Swaps	—	—	—
Short Sales	—	—	—
Options Written	—	—	—
Distributions by other Investments Companies	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	28,512	945,481	5,921,143
Short Sales	—	—	—
Swaps	—	—	—
Options Written	—	—	—
Net Realized and Unrealized Gain (Loss)	679,008	794,728	7,776,412
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$705,200	$1,939,435	$23,223,822

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations (continued)

For the Six Months Ended December 31, 2013 (Unaudited)

	AdvisorShares Pring Turner Business Cycle ETF	AdvisorShares QAM Equity Hedge ETF	AdvisorShares Ranger Equity Bear ETF	AdvisorShares STAR Global Buy-Write ETF	AdvisorShares TrimTabs Float Shrink ETF	AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF
INVESTMENT INCOME:
Dividend Income	$56,195	$37,478	$—	$153,633	$615,877	$43,322
Dividend Income from Affiliates	11,385	—	—	—	—	—
Interest Income	85	92	7,527	1,073	8	28
Securities lending income (Note 2)	4,295	—	—	—	2,887	8,075
Foreign withholding tax	(1,265)	—	—	—	—	(4,753)
Total Investment Income	70,695	37,570	7,527	154,706	618,772	46,672
EXPENSES:
Advisory Fees	27,403	26,930	1,359,070	151,963	333,116	29,240
Interest on Securities Sold Short	—	—	473,996	—	—	—
Professional Fees	14,522	15,167	13,912	14,602	13,913	13,933
Accounting & Administration Fees	15,793	22,137	43,086	20,472	35,562	20,695
Exchange Listing Fees	3,814	3,808	3,826	3,808	3,809	3,808
Report to Shareholders	2,391	2,103	34,638	2,595	2,142	2,221
Pricing Fees	3,158	4,062	4,062	4,062	2,535	2,535
Trustee Fees	1,313	1,313	1,313	1,313	1,313	1,313
Custody Fees	362	1,743	8,052	8,172	2,823	429
Transfer Agent Fees	213	150	7,909	798	1,640	304
Insurance Fees	—	—	6,145	222	889	226
Dividend Expense	—	—	629,489	—	—	—
Registration Fees	197	52	669	527	2,204	—
Licensing Fees	—	—	—	—	—	1,869
Miscellaneous Fees	1,447	1,474	7,612	2,064	2,342	1,702
Total Expenses	70,613	78,939	2,593,779	210,598	402,288	78,275
Advisory Fees Waived/Recoupment	(27,403)	(26,930)	—	(2,362)	(69,172)	(29,240)
Expense Reimbursement	(2,380)	(11,615)	—	—	—	(301)
Net Expenses	40,830	40,394	2,593,779	208,236	333,116	48,734
Net Investment Income (Loss)	29,865	(2,824)	(2,586,252)	(53,530)	285,656	(2,062)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN, SHORT SALES AND SWAP TRANSACTIONS:
Net Realized Gain (Loss) on:
Investments	(14,830)	123,496	—	(447,981)	(991,759)	(254,737)
In-Kind Redemptions	120,730	—	—	74,582	5,762,114	353,783
In-Kind Redemptions in Affiliates	2,633	—	—	—	—	—
Swaps	—	7,439	—	—	—	—
Short Sales	—	(5,398)	(31,173,324)	—	—	—
Options Written	—	—	—	255,078	—	—
Distributions by other Investments Companies	345	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	137,109	293,130	—	1,353,689	5,592,876	1,013,579
Short Sales	—	200	(8,946,961)	—	—	—
Swaps	—	5,101	—	—	—	—
Options Written	—	—	—	56,390	—	—
Net Realized and Unrealized Gain (Loss)	245,987	423,968	(40,120,285)	1,291,758	10,363,231	1,112,625
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$275,852	$421,144	$(42,706,537)	$1,238,228	$10,648,887	$1,110,563

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Accuvest Global Long Short ETF		AdvisorShares Accuvest Global Opportunities ETF
	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(143,981)	$(439,369)	$59,376	$74,807
Net Realized Gain (Loss)	(733,770)	504,090	(197,616)	1,493,850
Net Change in Unrealized Appreciation (Depreciation)	1,613,853	393,922	1,775,857	(322,229)
Net Increase (Decrease) In Net Assets Resulting From Operations	736,102	458,643	1,637,617	1,246,428
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	—	—	(154,897)	(185,454)
Net Realized Gains	—	—	—	—
Total Distributions	—	—	(154,897)	(185,454)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	39,107,370	78,003,559	13,910,142	53,907,465
Value of Shares Redeemed	(39,112,637)	(53,911,620)	(11,811,738)	(50,580,810)
Net Increase (Decrease) From Capital Stock Transactions	(5,267)	24,091,939	2,098,404	3,326,655
Net Increase (Decrease) in Net Assets	730,835	24,550,582	3,581,124	4,387,629
Net Assets:
Beginning of Period	42,572,546	18,021,964	17,829,882	13,442,253
End of Period	$43,303,381	$42,572,546	$21,411,006	$17,829,882
Undistributed Net Investment Income (Loss)	$(242,504)	$(98,523)	$(72,356.00)	$23,165
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	1,950,000	850,000	675,000	550,000
Shares Sold	1,800,000	3,550,000	500,000	1,975,000
Shares Repurchased	(1,800,000)	(2,450,000)	(425,000)	(1,850,000)
End of Period	1,950,000	1,950,000	750,000	675,000

*	Commencement of operations.
(1)	Formerly known as, AdvisorShares Global Alpha & Beta ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets (continued)

	AdvisorShares Athena International Bear ETF	AdvisorShares Cambria Global Tactical ETF		AdvisorShares EquityPro ETF(1)		AdvisorShares Global Echo ETF
	For the period July 18, 2013* to December 31, 2013 (Unaudited)	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013	Six months ended December 31, 2013 (Unaudited)	For the period July 10, 2012* to June 30, 2013	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(45,996)	$234,135	$1,014,497	$105,022	$12,958	$(9,674)	$(6,054)
Net Realized Gain (Loss)	(152,310)	211,275	2,304,034	234,455	42,439	39,345	187,729
Net Change in Unrealized Appreciation (Depreciation)	(36,282)	1,710,605	(824,107)	246,536	106,390	590,532	127,314
Net Increase (Decrease) In Net Assets Resulting From Operations	(234,588)	2,156,015	2,494,424	586,013	161,787	620,203	308,989
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	—	—	(1,451,034)	(154,670)	(6,753)	(2,380)	—
Net Realized Gains	—	—	—	—	(948)	—	(23,426)
Total Distributions	—	—	(1,451,034)	(154,670)	(7,701)	(2,380)	(23,426)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	2,500,000	—	12,334	17,037,248	2,500,000	—	5,247,921
Value of Shares Redeemed	(1,137,157)	(7,305,050)	(29,284,343)	(1,470,047)	(1,297,563)	—	(5,175,016)
Net Increase (Decrease) From Capital Stock Transactions	1,362,843	(7,305,050)	(29,272,009)	15,567,201	1,202,437	—	72,905
Net Increase (Decrease) in Net Assets	1,128,255	(5,149,035)	(28,228,619)	15,998,544	1,356,523	617,823	358,468
Net Assets:
Beginning of Period	—	49,942,329	78,170,948	1,356,523	—	5,438,085	5,079,617
End of Period	$1,128,255	$44,793,294	$49,942,329	$17,355,067	$1,356,523	$6,055,908	$5,438,085
Undistributed Net Investment Income (Loss)	$(45,996)	$91,546	$(142,589)	$(44,296)	$5,352	$(9,674)	$2,380
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	—	2,100,000	3,300,000	50,000	—	100,000	100,000
Shares Sold	100,000	—	—	575,000	100,000	—	100,000
Shares Repurchased	(50,000)	(300,000)	(1,200,000)	(50,000)	(50,000)	—	(100,000)
End of Period	50,000	1,800,000	2,100,000	575,000	50,000	100,000	100,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets (continued)

	AdvisorShares Madrona Domestic ETF		AdvisorShares Madrona Global Bond ETF
	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$33,054	$83,034	$394,662	$630,435
Net Realized Gain (Loss)	985,712	1,105,722	(32,136)	168,222
Net Change in Unrealized Appreciation (Depreciation)	2,494,744	2,851,528	124,257	(789,608)
Net Increase (Decrease) In Net Assets Resulting From Operations	3,513,510	4,040,284	486,783	9,049
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(59,938)	(73,945)	(420,849)	(624,855)
Net Realized Gains	—	—	—	(3,106)
Total Distributions	(59,938)	(73,945)	(420,849)	(627,961)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	2,715,311	6,508,179	—	7,924,963
Value of Shares Redeemed	(2,715,311)	(7,069,627)	(630,454)	(5,958,081)
Net Increase (Decrease) From Capital Stock Transactions	—	(561,448)	(630,454)	1,966,882
Net Increase (Decrease) in Net Assets	3,453,572	3,404,891	(564,520)	1,347,970
Net Assets:
Beginning of Period	18,593,111	15,188,220	22,542,939	21,194,969
End of Period	$22,046,683	$18,593,111	$21,978,419	$22,542,939
Undistributed Net Investment Income (Loss)	$1,821	$28,705	$(13,733)	$12,454
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	575,000	600,000	900,000	825,000
Shares Sold	75,000	225,000	—	300,000
Shares Repurchased	(75,000)	(250,000)	(25,000)	(225,000)
End of Period	575,000	575,000	875,000	900,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets (continued)

	AdvisorShares Madrona International ETF		AdvisorShares Meidell Tactical Advantage ETF		AdvisorShares Newfleet Multi-Sector Income ETF
	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013	Six months ended December 31, 2013 (Unaudited)	For the period March 19, 2013* to June 30, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$39,654	$246,686	$26,192	$36,417	$1,144,707	$400,687
Net Realized Gain (Loss)	884,890	692,737	650,496	936,023	(150,753)	(25,422)
Net Change in Unrealized Appreciation (Depreciation)	2,218,289	1,095,122	28,512	(25,603)	945,481	(1,656,249)
Net Increase (Decrease) In Net Assets Resulting From Operations	3,142,833	2,034,545	705,200	946,837	1,939,435	(1,280,984)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(318,396)	(185,288)	—	(64,270)	(1,290,695)	(400,645)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(318,396)	(185,288)	—	(64,270)	(1,290,695)	(400,645)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	677,332	8,719,712	20,025,620	22,505,890	17,260,270	85,043,450
Value of Shares Redeemed	—	(9,809,428)	(14,221,344)	(19,832,014)	(2,447,417)	—
Net Increase (Decrease) From Capital Stock Transactions	677,332	(1,089,716)	5,804,276	2,673,876	14,812,853	85,043,450
Net Increase (Decrease) in Net Assets	3,501,769	759,541	6,509,476	3,556,443	15,461,593	83,361,821
Net Assets:
Beginning of Period	14,978,257	14,218,716	9,208,852	5,652,409	83,361,821	—
End of Period	$18,480,026	$14,978,257	$15,718,328	$9,208,852	$98,823,414	$83,361,821
Undistributed Net Investment Income (Loss)	$(67,738)	$211,004	$25,755	$(437)	$(145,946)	$42
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	625,000	675,000	325,000	225,000	1,700,000	—
Shares Sold	25,000	350,000	675,000	800,000	350,000	1,700,000
Shares Repurchased	—	(400,000)	(475,000)	(700,000)	(50,000)	—
End of Period	650,000	625,000	525,000	325,000	2,000,000	1,700,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets (continued)

	AdvisorShares Peritus High Yield ETF		AdvisorShares Pring Turner Business Cycle ETF
	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013	Six months ended December 31, 2013 (Unaudited)	For the period December 18, 2012* to June 30, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$15,447,410	$14,982,941	$29,865	$28,574
Net Realized Gain (Loss)	1,855,269	410,917	108,878	(20,383)
Net Change in Unrealized Appreciation (Depreciation)	5,921,143	2,388,124	137,109	(28,055)
Net Increase (Decrease) In Net Assets Resulting From Operations	23,223,822	17,781,982	275,852	(19,864)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(15,739,089)	(14,668,314)	(59,326)	—
Net Realized Gains	(385,440)	(20,661)	—	—
Total Distributions	(16,124,529)	(14,688,975)	(59,326)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	193,235,539	172,000,936	1,309,926	5,748,989
Value of Shares Redeemed	—	(7,693,597)	(1,974,354)	—
Net Increase (Decrease) From Capital Stock Transactions	193,235,539	164,307,339	(664,428)	5,748,989
Net Increase (Decrease) in Net Assets	200,334,832	167,400,346	(447,902)	5,729,125
Net Assets:
Beginning of Period	259,728,835	92,328,489	5,729,125	—
End of Period	$460,063,667	$259,728,835	$5,281,223	$5,729,125
Undistributed Net Investment Income (Loss)	$(141,466)	$535,653	$(737)	$28,724
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	5,150,000	1,900,000	225,000	—
Shares Sold	3,750,000	3,400,000	50,000	225,000
Shares Repurchased	—	(150,000)	(75,000)	—
End of Period	8,900,000	5,150,000	200,000	225,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets (continued)

	AdvisorShares QAM Equity Hedge ETF		AdvisorShares Ranger Equity Bear ETF		AdvisorShares STAR Global Buy-Write ETF
	Six months ended December 31, 2013 (Unaudited)	For the period August 7, 2012* to June 30, 2013	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013	Six months ended December 31, 2013 (Unaudited)	For the period September 17, 2012* to June 30, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(2,824)	$(16,228)	$(2,586,252)	$(8,381,936)	$(53,530)	$(16,633)
Net Realized Gain (Loss)	125,537	12,398	(31,173,324)	(91,193,659)	(118,321)	(269,448)
Net Change in Unrealized Appreciation (Depreciation)	298,431	195,527	(8,946,961)	(11,309,064)	1,410,079	(641,523)
Net Increase (Decrease) In Net Assets Resulting From Operations	421,144	191,697	(42,706,537)	(110,884,659)	1,238,228	(927,604)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(92,485)	(11,280)	—	—	—	(91,839)
Net Realized Gains	(26,668)	(15,366)	—	—	—	(17,177)
Total Distributions	(119,153)	(26,646)	—	—	—	(109,016)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	2,765,187	3,766,470	19,493,899	236,542,256	3,680,784	23,464,423
Value of Shares Redeemed	—	—	(64,263,633)	(220,523,864)	(2,362,662)	—
Net Increase (Decrease) From Capital Stock Transactions	2,765,187	3,766,470	(44,769,734)	16,018,392	1,318,122	23,464,423
Net Increase (Decrease) in Net Assets	3,067,178	3,931,521	(87,476,271)	(94,866,267)	2,556,350	22,427,803
Net Assets:
Beginning of Period	3,931,521	—	218,357,216	313,223,483	22,427,803	—
End of Period	$6,998,699	$3,931,521	$130,880,945	$218,357,216	$24,984,153	$22,427,803
Undistributed Net Investment Income (Loss)	$(112,779)	$(17,470)	$(5,664,862)	$(3,078,610)	$(163,361)	$(109,831)
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period.	150,000	—	13,500,000	13,425,000	950,000	—
Shares Sold	100,000	150,000	1,325,000	11,850,000	150,000	950,000
Shares Repurchased	—	—	(4,575,000)	(11,775,000)	(100,000)	—
End of Period	250,000	150,000	10,250,000	13,500,000	1,000,000	950,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets (continued)

	AdvisorShares TrimTabs Float Shrink ETF		AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF
	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$285,656	$77,198	$(2,062)	$25,558
Net Realized Gain (Loss)	4,770,355	2,467,788	99,046	(4,822)
Net Change in Unrealized Appreciation (Depreciation)	5,592,876	92,939	1,013,579	900,436
Net Increase (Decrease) In Net Assets Resulting From Operations	10,648,887	2,637,925	1,110,563	921,172
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(300,554)	(69,329)	(5,368)	(37,975)
Net Realized Gains	—	(40,008)	—	—
Total Distributions	(300,554)	(109,337)	(5,368)	(37,975)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	187,349,537	57,124,119	3,581,928	—
Value of Shares Redeemed	(125,252,122)	(42,286,488)	(1,694,175)	—
Net Increase (Decrease) From Capital Stock Transactions	62,097,415	14,837,631	1,887,753	—
Net Increase (Decrease) in Net Assets	72,445,748	17,366,219	2,992,948	883,197
Net Assets:
Beginning of Period	25,657,093	8,290,874	7,345,606	6,462,409
End of Period	$98,102,841	$25,657,093	$10,338,554	$7,345,606
Undistributed Net Investment Income (Loss)	$5,782	$20,680	$(4,841)	$2,589
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	625,000	250,000	225,000	225,000
Shares Sold	4,200,000	1,500,000	100,000	—
Shares Repurchased	(2,800,000)	(1,125,000)	(50,000)	—
End of Period	2,025,000	625,000	275,000	225,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Cash Flows

	AdvisorShares Accuvest Global Long Short ETF	AdvisorShares Athena International Bear ETF	AdvisorShares QAM Equity Hedge ETF	AdvisorShares Ranger Equity Bear ETF(1)
	For the six months ended December 31, 2013 (Unaudited)	For the period July 18, 2013* to December 31, 2013 (Unaudited)	For the six months ended December 31, 2013 (Unaudited)	For the six months ended December 31, 2013 (Unaudited)
CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Dividends and Interest received	$782,746	$119	$42,614	$9,575
Operating expenses paid	(1,919,793)	(25,006)	(37,111)	(1,640,283)
Net purchases of short-term investments	(465,257)	(1,475,113)	(16,002)	84,889,265
Realized gain (loss) on swap contracts	(1,573,144)	—	7,439	—
Purchases of long-term investments	(68,233,222)	—	(7,097,817)	—
Proceeds from disposition of long-term investments	71,610,236	—	4,209,689	—
Increase/Decrease in receivables for securities sold	—	—	232,326	11,351,231
Increase/Decrease in payables for securities purchased	(1,068,007)	923,054	(136,028)	(25,946,602)
Change in proceeds received from short sales	—	—	—	(125,475,415)
Net increase in short sales	(9,778,533)	616,253	194,805	—
Dividends paid	(120,503)	1,115	—	(662,880)
Interest paid	(90,665)	(29,929)	(108)	(531,072)
Net Cash Provided (Used) By Operating Activities	(10,856,142)	10,493	(2,600,193)	(58,006,181)
CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
Distributions from net investment income and realized gains	—	—	—	—
Net proceeds from sale of shares	1,071,462	2,500,000	2,765,187	(49,807,574)
Deposits with brokers for swap contracts and short sales	9,799,025	—	(198,089)	117,608,843
Net Cash Flows Provided (Used) By Financing Activities	10,870,487	2,500,000	2,567,098	67,801,269
NET INCREASE/DECREASE IN CASH	14,345	2,510,493	(33,095)	9,795,088
Cash, Beginning of period	—	—	33,117	116,415,412
Cash, End of period	$14,345	$2,510,493	$22	$126,210,500
RECONCILIATION OF INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS TO NET CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Increase/Decrease in Net Assets From Operations	$736,102	$(234,588)	$421,144	$(42,706,537)
Increase/Decrease in investments, at value	(10,518,815)	(670,268)	(3,120,752)	(465,865)
Increase/Decrease in payable for securities purchased	(1,068,007)	923,054	(136,028)	(25,946,602)
Increase/Decrease in receivable for securities sold	—	—	232,325	11,351,231
Increase/Decrease in dividends and interest receivable	510,361	(4)	5,044	2,048
Increase/Decrease in unrealized appreciation (depreciation) on swaps	1,198,812	—	(5,101)	—
Increase/Decrease in prepaid expense	6,897	(255)	7,555	(6,402)
Increase/Decrease in interest payable	(1,591,545)	—	(108)	(57,076)
Increase/Decrease in dividends payable	(120,503)	1,115	—	(33,391)
Increase/Decrease in accrued expenses	(9,444)	(8,561)	(4,272)	(143,587)
Total Adjustments	(11,592,244)	245,081	(3,021,337)	(15,299,644)
Net Cash Flows Provided (Used) By Operating Activities	$(10,856,142)	$10,493	$(2,600,193)	$(58,006,181)

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Accuvest Global Long Short ETF
	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013	Year ended June 30, 2012	For the period July 9, 2010* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$21.83	$21.20	$20.86	$25.00
Investment Operations
Net Investment Income (Loss)(1)	(0.07)	(0.34)	(0.68)	(0.67)
Net Realized and Unrealized Gain (Loss)	0.45	0.97	1.33	(3.47)
Distributions of Net Realized Gains by other investment companies	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	0.38	0.63	0.65	(4.14)
Distributions from Net Investment Income	—	—	(0.31)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	—	—	(0.31)	—
Net Asset Value, End of Period	$22.21	$21.83	$21.20	$20.86
Market Value, End of Period	$22.20	$21.98	$21.22	$20.86
Total Return
Total Investment Return Based on Net Asset Value(3)	1.74%	2.97%	3.15%	(16.56)%
Total Investment Return Based on Market(3)	1.00%	3.58%	3.24%	(16.56)%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$43,303	$42,573	$18,022	$9,385
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(4)	1.50%	1.50%	1.50%	1.50%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(4)	2.03%	4.25%	8.15%	3.33%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(4)	1.63%	1.79%	3.88%	1.73%
Net investment Income (Loss)(4)	(0.66)%	(1.57)%	(3.20)%	(2.82)%
Portfolio Turnover Rate(5)	100%	270%	365%	751%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	Less than $0.005.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund's capital shares.
(6)	Formerly known as, AdvisorShares Global Alpha & Beta ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights (continued)

	AdvisorShares Accuvest Global Opportunities ETF			AdvisorShares Athena International Bear ETF
	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013	For the period January 25, 2012* to June 30, 2012	For the period July 18, 2013* to December 31, 2013 (Unaudited)
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$26.41	$24.44	$25.00	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.08	0.12	0.31	(0.46)
Net Realized and Unrealized Gain (Loss)	2.27	2.16	(0.87)	(1.97)
Distributions of Net Realized Gains by other invtment companies	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	2.35	2.28	(0.56)	(2.43)
Distributions from Net Investment Income	(0.21)	(0.31)	—	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(0.21)	(0.31)	—	—
Net Asset Value, End of Period	$28.55	$26.41	$24.44	$22.57
Market Value, End of Period	$28.61	$26.41	$24.45	$22.52
Total Return
Total Investment Return Based on Net Asset Value(3)	8.89%	9.25%	(2.24)%	(9.72)%
Total Investment Return Based on Market(3)	8.33%	9.18%	(2.20)%	(9.92)%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$21,411	$17,830	$13,442	$1,128
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(4)	1.25%	1.25%	1.25%	1.50%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(4)	1.58%	1.54%	2.27%	9.20%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(4)	1.58%	1.54%	2.27%	6.40%
Net investment Income (Loss)(4)	0.61%	0.45%	2.90%	(4.26)%
Portfolio Turnover Rate(5)	98%	100%	135%	290%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights (continued)

	AdvisorShares Cambria Global Tactical ETF
	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013	Year ended June 30, 2012	For the period October 26, 2010* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$23.78	$23.69	$25.92	$25.10
Investment Operations
Net Investment Income (Loss)(1)	0.12	0.38	0.21	0.25
Net Realized and Unrealized Gain (Loss)	0.99	0.27	(2.24)	0.79
Distributions of Net Realized Gains by other investment companies	—	0.00 (2)	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	1.11	0.65	(2.03)	1.04
Distributions from Net Investment Income	—	(0.56)	—	(0.22)
Distributions from Realized Capital Gains	—	—	(0.20)	—
Total Distributions	—	(0.56)	(0.20)	(0.22)
Net Asset Value, End of Period	$24.89	$23.78	$23.69	$25.92
Market Value, End of Period	$24.87	$23.79	$23.64	$25.93
Total Return
Total Investment Return Based on Net Asset Value(3)	4.67%	2.68%	(7.84)%	4.17%
Total Investment Return Based on Market(3)	4.54%	2.92%	(8.07)%	4.20%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$44,793	$49,942	$78,171	$178,837
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(4)	1.25%	1.15%	0.99%	1.02%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(4)	1.24%	1.15%	1.08%	1.04%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(4)	1.24%	1.15%	1.08%	1.04%
Net investment Income (Loss)(4)	0.97%	1.54%	0.87%	1.45%
Portfolio Turnover Rate(5)	134%	236%	475%	187%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights (continued)

	AdvisorShares EquityPro ETF(6)		AdvisorShares Global Echo ETF
	Six months ended December 31, 2013 (Unaudited)	For the period July 10, 2012* to June 30, 2013	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013	For the period May 23, 2012* to June 30, 2012
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$27.13	$25.00	$54.38	$50.80	$50.00
Investment Operations
Net Investment Income (Loss)(1)	0.99	0.22	(0.10)	(0.07)	(0.02)
Net Realized and Unrealized Gain (Loss)	2.40	2.06	6.30	3.88	0.82
Distributions of Net Realized Gains by other investment companies	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	3.39	2.28	6.20	3.81	0.80
Distributions from Net Investment Income	(0.34)	(0.13)	(0.02)	—	—
Distributions from Realized Capital Gains	—	(0.02)	—	(0.23)	—
Total Distributions	(0.34)	(0.15)	(0.02)	(0.23)	—
Net Asset Value, End of Period	$30.18	$27.13	$60.56	$54.38	$50.80
Market Value, End of Period	$30.20	$27.12	$60.60	$54.53	$50.99
Total Return
Total Investment Return Based on Net Asset Value(3)	12.51%	9.16%	11.41%	7.54%	1.60%
Total Investment Return Based on Market(3)	11.36%	9.11%	11.18%	7.43%	1.98%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$17,355	$1,357	$6,056	$5,438	$5,080
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(4)	1.25%	1.25%	1.50%	1.50%	1.50%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(4)	4.26%	6.95%	1.50%	1.50%	1.50%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(4)	4.26%	6.95%	1.50%	1.50%	1.50%
Net investment Income (Loss)(4)	7.20%	0.88%	(0.33)%	(0.13)%	(0.32)%
Portfolio Turnover Rate(5)	41%	43%	62%	180%	70%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights (continued)

	AdvisorShares Madrona Domestic ETF
	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013	Year ended June 30, 2012	For the period June 21, 2011* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$32.34	$25.31	$26.07	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.06	0.15	0.10	0.00	(2)
Net Realized and Unrealized Gain (Loss)	6.04	7.01	(0.79)	1.07
Distributions of Net Realized Gains by other investment companies	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	6.10	7.16	(0.69)	1.07
Distributions from Net Investment Income	(0.10)	(0.13)	(0.07)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(0.10)	(0.13)	(0.07)	—
Net Asset Value, End of Period	$38.34	$32.34	$25.31	$26.07
Market Value, End of Period	$38.32	$32.34	$25.28	$26.07
Total Return
Total Investment Return Based on Net Asset Value(3)	18.88%	28.37%	(2.65)%	4.28%
Total Investment Return Based on Market(3)	18.81%	28.52%	(2.76)%	4.28%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$22,047	$18,593	$15,188	$2,607
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(4)	1.25%	1.25%	1.25%	1.25%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(4)	1.48%	1.61%	1.46%	10.96%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(4)	1.48%	1.61%	1.46%	10.96%
Net investment Income (Loss)(4)	0.32%	0.51%	0.40%	0.23%
Portfolio Turnover Rate(5)	12%	33%	40%	0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights (continued)

	AdvisorShares Madrona Global Bond ETF					AdvisorShares Madrona International ETF
	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013		Year ended June 30, 2012	For the period June 21, 2011* to June 30, 2011	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013	Year ended June 30, 2012	For the period June 21, 2011* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$25.05	$25.69		$25.01	$25.00	$23.97	$21.06	$26.17	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.45	0.72		0.71	0.01	0.06	0.39	0.32	0.01
Net Realized and Unrealized Gain (Loss)	0.09	(0.66)		0.67	—	4.89	2.82	(5.33)	1.16
Distributions of Net Realized Gains by other investment companies	0.01	0.01		—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	0.55	0.07		1.38	0.01	4.95	3.21	(5.01)	1.17
Distributions from Net Investment Income	(0.48)	(0.71)		(0.70)	—	(0.49)	(0.30)	(0.08)	—
Distributions from Realized Capital Gains	—	(0.00	)(2)	—	—	—	—	(0.02)	—
Total Distributions	(0.48)	(0.71)		(0.70)	—	(0.49)	(0.30)	(0.10)	—
Net Asset Value, End of Period	$25.12	$25.05		$25.69	$25.01	$28.43	$23.97	$21.06	$26.17
Market Value, End of Period	$25.10	$24.96		$25.68	$25.02	$28.39	$23.95	$21.11	$26.18
Total Return
Total Investment Return Based on Net Asset Value(3)	2.21%	0.20%		5.59%	0.04%	20.69%	15.24%	(19.11)%	4.68%
Total Investment Return Based on Market(3)	2.50%	(0.13)%		5.49%	0.08%	20.58%	14.86%	(18.95)%	4.72%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$21,978	$22,543		$21,195	$2,501	$18,480	$14,978	$14,219	$2,617
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(4)	0.95%	0.95%		0.95%	0.95%	1.25%	1.25%	1.25%	1.25%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(4)	1.10%	1.02%		0.99%	11.08%	1.62%	1.65%	1.54%	10.99%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(4)	1.10%	1.02%		0.99%	11.08%	1.62%	1.65%	1.54%	10.99%
Net investment Income (Loss)(4)	3.55%	2.73%		2.81%	1.68%	0.46%	1.65%	1.48%	1.14%
Portfolio Turnover Rate(5)	7%	28%		12%	0%	92%	93%	110%	19%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights (continued)

	AdvisorShares Meidell Tactical Advantage ETF
	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013	Year ended June 30, 2012	For the period June 23, 2011* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$28.33	$25.12	$25.06	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.07	0.14	0.00 (2)	0.01
Net Realized and Unrealized Gain (Loss)	1.54	3.30	0.08	0.05
Distributions of Net Realized Gains by other investment companies	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	1.61	3.44	0.08	0.06
Distributions from Net Investment Income	—	(0.23)	(0.02)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	—	(0.23)	(0.02)	—
Net Asset Value, End of Period	$29.94	$28.33	$25.12	$25.06
Market Value, End of Period	$29.97	$28.37	$25.48	$25.07
Total Return
Total Investment Return Based on Net Asset Value(3)	5.68%	13.81%	0.31%	0.24%
Total Investment Return Based on Market(3)	5.64%	12.33%	1.71%	0.28%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$15,718	$9,209	$5,652	$2,506
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(4)	1.35%	1.35%	1.35%	1.35%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(4)	2.34%	2.99%	3.69%	13.70%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(4)	2.34%	2.99%	3.69%	13.70%
Net investment Income (Loss)(4)	0.46%	0.51%	0.01%	1.00%
Portfolio Turnover Rate(5)	340%	605%	817%	5%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights (continued)

	AdvisorShares Newfleet Multi-Sector Income ETF		AdvisorShares Peritus High Yield ETF
	Six months ended December 31, 2013 (Unaudited)	For the period March 19, 2013* to June 30, 2013	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013	Year ended June 30, 2012	For the period December 1, 2010* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$49.04	$50.00	$50.43	$48.59	$51.59	$50.00
Investment Operations
Net Investment Income (Loss)(1)	0.62	0.28	2.18	4.28	4.20	2.25
Net Realized and Unrealized Gain (Loss)	0.44	(0.99)	1.26	1.66	(2.74)	1.30
Distributions of Net Realized Gains by other invtment companies	—	—	—	—	0.00 (2)	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	1.06	(0.71)	3.44	5.94	1.46	3.55
Distributions from Net Investment Income	(0.69)	(0.25)	(2.14)	(4.09)	(3.99)	(1.96)
Distributions from Realized Capital Gains	—	—	(0.04)	(0.01)	(0.47)	—
Total Distributions	(0.69)	(0.25)	(2.18)	(4.10)	(4.46)	(1.96)
Net Asset Value, End of Period	$49.41	$49.04	$51.69	$50.43	$48.59	$51.59
Market Value, End of Period	$49.49	$49.01	$51.71	$49.91	$48.64	$51.87
Total Return
Total Investment Return Based on Net Asset Value(3)	2.17%	(1.42)%	6.93%	12.58%	3.27%	7.16%
Total Investment Return Based on Market(3)	2.39%	(1.48)%	8.08%	11.29%	2.75%	7.73%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$98,823	$83,362	$460,064	$259,729	$92,328	$43,851
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(4)	0.75%	0.75%	1.18%	1.25%	1.35%	1.34%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(4)	0.81%	1.13%	1.18%	1.23%	1.35%	1.57%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(4)	0.81%	1.13%	1.18%	1.23%	1.35%	1.57%
Net investment Income (Loss)(4)	2.50%	1.98%	8.42%	8.44%	8.62%	7.47%
Portfolio Turnover Rate(5)	27%	105%	31%	37%	80%	81%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights (continued)

	AdvisorShares Pring Turner Business Cycle ETF		AdvisorShares QAM Equity Hedge ETF
	Six months ended December 31, 2013 (Unaudited)	For the period December 18, 2012* to June 30, 2013	Six months ended December 31, 2013 (Unaudited)	For the period August 7, 2012* to June 30, 2013
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$25.46	$25.00	$26.21	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.14	0.18	(0.01)	(0.12)
Net Realized and Unrealized Gain (Loss)	1.11	0.28	2.27	1.51
Distributions of Net Realized Gains by other investment companies	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	1.25	0.46	2.26	1.39
Distributions from Net Investment Income	(0.30)	—	(0.37)	(0.08)
Distributions from Realized Capital Gains	—	—	(0.11)	(0.10)
Total Distributions	(0.30)	—	(0.48)	(0.18)
Net Asset Value, End of Period	$26.41	$25.46	$27.99	$26.21
Market Value, End of Period	$26.38	$25.47	$28.01	$26.16
Total Return
Total Investment Return Based on Net Asset Value(3)	4.90%	1.84%	8.62%	5.57%
Total Investment Return Based on Market(3)	4.74%	1.88%	7.07%	5.36%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$5,281	$5,729	$6,999	$3,932
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(4)	1.49%	1.49%	1.50%	1.50%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(4)	2.58%	4.70%	2.93%	4.61%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(4)	2.58%	4.70%	2.93%	4.55%
Net investment Income (Loss)(4)	1.09%	1.35%	(0.10)%	(0.50)%
Portfolio Turnover Rate(5)	20%	26%	98%	114%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights (continued)

	AdvisorShares Ranger Equity Bear ETF				AdvisorShares STAR Global Buy-Write ETF
	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013	Year ended June 30, 2012	For the period January 27, 2011* to June 30, 2011	Six months ended December 31, 2013 (Unaudited)	For the period September 17, 2012* to June 30, 2013
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$16.17	$23.33	$22.65	$25.00	$23.61	$25.00
Investment Operations
Net Investment Income (Loss)(1)	(0.21)	(0.60)	(0.72)	(0.30)	(0.06)	(0.03)
Net Realized and Unrealized Gain (Loss)	(3.19)	(6.56)	1.40	(2.05)	1.43	(1.16)
Distributions of Net Realized Gains by other invtment companies	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	(3.40)	(7.16)	0.68	(2.35)	1.37	(1.19)
Distributions from Net Investment Income	—	—	—	—	—	(0.17)
Distributions from Realized Capital Gains	—	—	—	—	—	(0.03)
Total Distributions	—	—	—	—	—	(0.20)
Net Asset Value, End of Period	$12.77	$16.17	$23.33	$22.65	$24.98	$23.61
Market Value, End of Period	$12.78	$16.16	$23.34	$22.65	$25.03	$23.62
Total Return
Total Investment Return Based on Net Asset Value(3)	(21.03)%	(30.69)%	3.00%	(9.40)%	5.80%	(4.80)%
Total Investment Return Based on Market(3)	(20.92)%	(30.76)%	3.05%	(9.40)%	5.97%	(4.76)%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$130,881	$218,357	$313,223	$50,389	$24,984	$22,428
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(4)	1.64%	1.61%	1.69%	1.79%	1.85%	1.85%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(4)	2.86%	3.12%	3.06%	3.16%	1.87%	2.35%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(4)	1.64%	1.61%	1.68%	1.88%	1.87%	2.35%
Net investment Income (Loss)(4)	(2.85)%	(3.11)%	(3.06)%	(3.07)%	(0.30)%	(0.14)%
Portfolio Turnover Rate(5)	260%	697%	756%	635%	82%	40%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights (continued)

	AdvisorShares TrimTabs Float Shrink ETF
	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013	For the period October 5, 2011* to June 30, 2012
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$41.05	$33.16	$26.20
Investment Operations
Net Investment Income (Loss)(1)	0.19	0.23	0.07
Net Realized and Unrealized Gain (Loss)	7.36	7.99	6.90
Distributions of Net Realized Gains by other investment companies	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	7.55	8.22	6.97
Distributions from Net Investment Income	(0.15)	(0.21)	(0.01)
Distributions from Realized Capital Gains	—	(0.12)	—
Total Distributions	(0.15)	(0.33)	(0.01)
Net Asset Value, End of Period	$48.45	$41.05	$33.16
Market Value, End of Period	$48.45	$41.13	$33.24
Total Return
Total Investment Return Based on Net Asset Value(3)	18.41%	25.01%	26.62%
Total Investment Return Based on Market(3)	18.17%	24.96%	26.93%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$98,103	$25,657	$8,291
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(4)	0.99%	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(4)	1.20%	1.90%	2.34%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(4)	1.20%	1.90%	2.34%
Net investment Income (Loss)(4)	0.85%	0.62%	0.31%
Portfolio Turnover Rate(5)	9%	57%	201%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights (continued)

	AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF
	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013	Year ended June 30, 2012	For the period July 21, 2010* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$32.65	$28.72	$31.46	$25.00
Investment Operations
Net Investment Income (Loss)(1)	(0.01)	0.11	0.07	0.15
Net Realized and Unrealized Gain (Loss)	4.97	3.99	(2.58)	6.40
Distributions of Net Realized Gains by other invtment companies	—	0.00 (2)	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	4.96	4.10	(2.51)	6.55
Distributions from Net Investment Income	(0.02)	(0.17)	(0.11)	(0.09)
Distributions from Realized Capital Gains	—	—	(0.12)	—
Total Distributions	(0.02)	(0.17)	(0.23)	(0.09)
Net Asset Value, End of Period	$37.59	$32.65	$28.72	$31.46
Market Value, End of Period	$37.66	$32.63	$28.70	$31.58
Total Return
Total Investment Return Based on Net Asset Value(3)	15.21%	14.30%	(7.94)%	26.21%
Total Investment Return Based on Market(3)	15.49%	14.29%	(8.36)%	26.69%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$10,339	$7,346	$6,462	$8,651
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(4)	1.25%	1.25%	1.25%	1.25%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(4)	2.01%	2.52%	4.17%	3.04%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(4)	2.01%	2.52%	4.17%	3.04%
Net investment Income (Loss)(4)	(0.05)%	0.36%	0.24%	0.52%
Portfolio Turnover Rate(5)	20%	38%	16%	34%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2013

1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust is comprised of 18 active funds (the “Funds” or “ETFs” and individually, the “Fund” or “ETF”):

Fund	Ticker	Commencement of Operations
AdvisorShares Accuvest Global Long Short ETF	AGLS	July 9, 2010
AdvisorShares Accuvest Global Opportunities ETF	ACCU	January 25, 2012
AdvisorShares Athena International Bear ETF	HDGI	July 18, 2013
AdvisorShares Cambria Global Tactical ETF	GTAA	October 26, 2010
AdvisorShares EquityPro ETF (formerly known as, AdvisorShares Global Alpha & Beta ETF)	EPRO	July 10, 2012
AdvisorShares Global Echo ETF	GIVE	May 23, 2012
AdvisorShares Madrona Domestic ETF	FWDD	June 21, 2011
AdvisorShares Madrona Global Bond ETF	FWDB	June 21, 2011
AdvisorShares Madrona International ETF	FWDI	June 21, 2011
AdvisorShares Meidell Tactical Advantage ETF	MATH	June 23, 2011
AdvisorShares Newfleet Multi-Sector Income ETF	MINC	March 19, 2013
AdvisorShares Peritus High Yield ETF	HYLD	December 1, 2010
AdvisorShares Pring Turner Business Cycle ETF	DBIZ	December 18, 2012
AdvisorShares QAM Equity Hedge ETF	QEH	August 7, 2012
AdvisorShares Ranger Equity Bear ETF	HDGE	January 27, 2011
AdvisorShares STAR Global Buy-Write ETF	VEGA	September 17, 2012
AdvisorShares TrimTabs Float Shrink ETF	TTFS	October 5, 2011
AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF	AADR	July 21, 2010

Effective December 1, 2013, AdvisorShares Global Alpha & Beta ETF changed its name to AdvisorShares EquityPro ETF.

AdvisorShares Accuvest Global Long Short ETF (“Accuvest Global Long Short ETF”) seeks average annual returns in excess of the total return of the MSCI World Index by investing in both long and short positions in Underlying ETFs that offer diversified exposure to global regions. The Fund may also use derivatives tied to the broad market indices when establishing net long and net short exposure on top of the core long/short portfolio.

AdvisorShares Accuvest Global Opportunities ETF (“Accuvest Global Opportunities ETF”) seeks long-term capital appreciation in excess of global equity benchmarks such as the MSCI All Country World Index by investing primarily in Underlying ETFs that provide diversified exposure to select economies around the world.

AdvisorShares Athena International Bear ETF (“Athena International Bear ETF”) seeks capital appreciation through short sales of international equity securities. The Portfolio Manager uses a behavioral finance approach to identifying securities to short. Stocks are screened and selected using the Portfolio Manager’s patented behavioral research.

AdvisorShares Cambria Global Tactical ETF (“Cambria Global Tactical ETF”) seeks to preserve and grow capital by investing primarily in other Underlying ETFs that offer diversified exposure to global regions, countries, styles or sectors and exchange-traded products.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2013

1. Organization - (continued)

AdvisorShares EquityPro ETF (“EquityPro ETF”) is a broadly diversified global equity ETF which seeks long-term capital growth. EPRO utilizes a “top-down” thematic approach while employing a proprietary security selection process and from time to time will employ risk management techniques to lower portfolio volatility and risk. EPRO is managed by The Elements Financial Group, LLC (Portfolio Manager). The Portfolio Manager seeks to achieve this objective by investing primarily in other ETPs, individual stocks, and American Depositary Receipts (ADRs) that provide investment exposure to global equity markets and that meet certain selection criteria established by the Portfolio Manager.

AdvisorShares Global Echo ETF (“Global Echo ETF”) seeks long-term capital appreciation with an emphasis on absolute (positive) returns and low sensitivity to traditional financial market indices, such as the S&P 500 Index, over a full market cycle. The Fund is a multi-manager, multi-strategy, broadly diversified, actively managed ETF with a focus on sustainable investing.

AdvisorShares Madrona Domestic ETF (“Madrona Domestic ETF”) seeks to provide long-term capital appreciation above the capital appreciation of its benchmark, the S&P 500 Index by selecting a portfolio of up to 500 of the largest U.S. traded equity securities using a weighted allocation system based on consensus analyst estimates of the present value of future expected earnings relative to the share price of each security.

AdvisorShares Madrona Global Bond ETF (“Madrona Global Bond ETF”) seeks investment results that exceed the price and yield performance of its benchmark, the Barclays Capital Aggregate Bond Index. FWDB is sub-advised by Madrona Funds, LLC (Portfolio Manager). The Portfolio Manager seeks to achieve this objective by selecting a diversified portfolio of fixed income exchange-traded products (ETPs), including but not limited to, exchange-traded notes (ETNs), exchange-traded currency trusts and exchange-traded commodity pools. FWDB invests in at least 12 distinct global bond classes that cover the entire global investable bond universe. The Portfolio Manager constructs FWDB’s portfolio using a weighted allocation system based on historic yield curve analysis and a mean reversion strategy.

AdvisorShares Madrona International ETF (“Madrona International ETF”) seeks to provide long-term capital appreciation above the capital appreciation of its international benchmarks, such as the MSCI EAFE Index, the Fund’s primary benchmark, and the BNY Mellon Classic ADR Index, the Fund’s secondary benchmark. The Fund seeks to achieve this objective by selecting a portfolio primarily composed of at least 250 of the largest American Depositary Receipts (ADRs) from among the largest issuers of Europe, Australasia and the Far East (EAFE) and Canada. It’s portfolio may also include ADRs that provide exposure to certain markets deemed to be emerging markets.

AdvisorShares Meidell Tactical Advantage ETF (“Meidell Tactical Advantage ETF”) seeks to provide long-term capital appreciation and capital preservation. The Fund is considered a “fund-of-funds” that seeks to achieve this investment objective by managing a tactical strategy that has the ability to dynamically rebalance the Fund’s portfolio from as much as 100% equity assets to 100% fixed income assets or cash and cash equivalents depending on market trends. The Fund employs a long tactical strategy that seeks to minimize portfolio losses by rotating out of higher volatility assets and lower volatility assets depending on the Fund’s current view of risks in different asset classes.

AdvisorShares Newfleet Multi-Sector Income ETF (“Newfleet Multi-Sector Income ETF”) seeks to provide current income consistent with preservation of capital, while limiting fluctuations in net asset value (“NAV”) due to changes in interest rates. In seeking to achieve the Fund’s investment objective, Newfleet Asset Management, LLC (the “Sub-Advisor”) applies a time-tested approach and extensive credit research to capitalize on opportunities across undervalued areas of the bond markets. The Fund principally invests in investment-grade securities, which are securities with credit ratings within the

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2013

1. Organization - (continued)

four highest rating categories of a nationally recognized statistical rating organization or, if unrated, those securities that the Sub-Advisor determines to be of comparable quality.

AdvisorShares Peritus High Yield ETF (“Peritus High Yield ETF”) seeks high current income by investing in a focused portfolio of high yield debt securities commonly referred to as “junk bonds”. The Fund does not have any portfolio maturity limitation and may invest in instruments with short-term, medium-term or long-term maturities.

AdvisorShares Pring Turner Business Cycle ETF (“Pring Turner Business Cycle ETF”) seeks long-term growth from capital appreciation and income. DBIZ is managed by Pring Turner Capital Group (Portfolio Manager). The cornerstone of the Portfolio Manager’s investment philosophy rests on the core belief of building wealth consistently while minimizing portfolio risk. DBIZ is a multi-asset class fund that dynamically allocates among stock, bond, inflation-sensitive securities, and cash. The Portfolio Manager has developed a pro-active asset allocation and sector rotation process designed around the stage changes in the business cycle. DBIZ’s disciplined decision-making employs multiple layers of input including business cycle, fundamental, and technical analysis. This adaptive approach combines continuous asset allocation changes, diversification with careful sector selections, and income emphasis.

AdvisorShares QAM Equity Hedge ETF (“QAM Equity Hedge ETF”) seeks investment results that exceed the risk adjusted performance of approximately 50% of the long/short equity hedge fund universe as defined by the HFRI Equity Hedge Total Index constituents. QEH is managed by Commerce Asset Management, LLC (Portfolio Manager). The Portfolio Manager seeks to achieve this objective by employing an actively managed long/short equity strategy that attempts to gain global net equity exposures that approximate those of the universe of managers in the HFRI Equity Hedge Total Index. Additionally, the Portfolio Manager utilizes advanced algorithms including Markov Processes International’s (MPI) proprietary and patented style analysis technique and associated algorithms, DSA (Dynamic Style Analysis), patented hedge fund analysis software, combined with the Portfolio Manager’s qualitative knowledge of the hedge fund investor community to develop investment strategies.

AdvisorShares Ranger Equity Bear ETF (“Ranger Equity Bear ETF”) seeks capital appreciation through short sales of domestically traded equity securities. The portfolio management team implements a bottom-up, fundamental, research driven security selection process. In selecting short positions, the Fund seeks to identify securities with low earnings quality or aggressive accounting which may be intended on the part of company management to mask operational deterioration and bolster the reported earnings per share over a short time period. In addition, the portfolio management team seeks to identify earnings driven events that may act as a catalyst to the price decline of a security, such as downwards earnings revisions or reduced forward guidance.

AdvisorShares STAR Global Buy-Write ETF (“STAR Global Buy-Write ETF”) seeks consistent repeatable returns across all market cycles. VEGA is sub-advised by Partnervest Advisory Services, LLC (Portfolio Manager). The Portfolio Manager seeks to achieve this investment objective by using a proprietary strategy known as Volatility Enhanced Global Appreciation (VEGA). VEGA employs a “Buy-Write” or “Covered Call” overlay for their global allocation strategy using ETPs. The strategy simultaneously writes (sells) a call option against each position in order to seek cumulative price appreciation from the portfolio’s global exposure, while generating a consistent income stream from the sale of covered call and/or cash-secured put options. When volatility is low the portfolio manager buys protective put options to manage downside risk.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2013

1. Organization - (continued)

AdvisorShares TrimTabs Float Shrink ETF (“TrimTabs Float Shrink ETF”) seeks to generate long-term returns in excess of the total return of the Russell 3000® Index, with less volatility than the Russell 3000® Index. The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by primarily investing in the broad U.S. equity market, as represented by the Russell 3000® Index. The Fund seeks to achieve this goal by investing in stocks with liquidity and fundamental characteristics that are historically associated with superior long-term performance.

AdvisorShares WCM/BNY Mellon Focused ADR ETF (“WCM/BNY Mellon Focused ADR ETF”) seeks long-term capital appreciation by investing primarily in other Underlying ETFs, American Depository Receipts (ADRs) included in the BNY Mellon Classic ADR Index, the Fund’s primary index, and swap contracts.

2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

In computing each Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities, including Underlying ETFs, is taken from the exchange where the security is primarily traded. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Board of Trustees of the Trust.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest income and expenses are recognized on the accrual basis. Premiums and discounts are amortized over the life of the bond using the effective interest method.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Equity Swaps

The Accuvest Global Long Short ETF, the Cambria Global Tactical ETF, the QAM Equity Hedge ETF and the STAR Global Buy-Write ETF may invest in equity swaps to obtain exposure to the underlying referenced security, obtain leverage or enjoy the returns from ownership without actually owning equity. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2013

2. Summary of Significant Accounting Policies - (continued)

marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile. To the extent that the Adviser or Sub-Adviser, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, the Funds may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid. Periodic payments received or paid by the Funds are recorded as realized gains or losses.

Short Sales

The Accuvest Global Long Short ETF, the Athena International Bear ETF, the Cambria Global Tactical ETF, the Pring Turner Business Cycle ETF, the QAM Equity Hedge ETF and the Ranger Equity Bear ETF may sell securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Funds make a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Funds may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Funds are also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short is recorded as an asset on the Statement of Assets and Liabilities and securities segregated as collateral are denoted in the Schedule of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. The net amounts of income or fees paid by Accuvest Global Long Short ETF, Athena International Bear ETF and Ranger Equity Bear ETF for the period ended December 31, 2013 are $87,455, $30,187, and $473,996, respectively, which are included as interest expense in the Statement of Operations.

Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime brokers and custodian. The Funds are subject to credit risk should the prime brokers be unable to meet its obligations to the Funds.

Futures Contracts

Certain Funds may invest in futures contracts (“futures”), may invest in futures in order to hedge its investments against fluctuations in value caused by changes in prevailing interest rates or market conditions. Such Funds may invest in futures as a primary investment strategy. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2013

2. Summary of Significant Accounting Policies - (continued)

derivative instruments a Fund holds. No monies are paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying index. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures contract; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Options

Certain Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Short-Term Investments

Each Fund may invest in high-quality short-term debt securities and money market instruments on an ongoing basis to maintain liquidity or pending selection of investments in accordance with its policies. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.

Securities Lending

Each Fund may lend portfolio securities to certain credit worthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities loaned, is maintained at all times. Cash collateral Can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2013

2. Summary of Significant Accounting Policies - (continued)

Funds an amount equal to any dividends or interest received on loaned securities. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower default.

Price information on ETFs is taken from the exchange where the security is primarily traded. Under normal conditions, the Funds invest cash collateral from securities lending activities into BNY Mellon Securities Lending Overnight Fund (“BNY Mellon Securities Lending Overnight”). The BNY Mellon Securities Lending Overnight Fund investment objective is the maximization of current income to the extent consistent with preservation of capital and the maintenance of liquidity. BNY Mellon Securities Lending Overnight Fund has no redemption restrictions, and is valued at NAV.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The securities lending income earned by the Funds is disclosed on the Statements of Operations. The value of loaned securities and related collateral outstanding at December 31, 2013 are shown in the Schedules of Investments and Statements of Assets and Liabilities.

Liabilities:		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statements of Financial Position	Gross Amounts not offset in the Statement of Assets and Liabilities
Fund	Description				Financial Instruments	Collateral Pledged/ Received	Net Amount
Accuvest Global Opportunities ETF	Securities Lending	$3,342,825	$—	$3,342,825	3,342,825*	$—	$—
Cambria Global Tactical ETF	Securities Lending	6,305,550	—	6,305,550	6,305,550*	—	—
EquityPro ETF	Securities Lending	855,075	—	855,075	855,075*	—	—
Global Echo ETF	Securities Lending	327,399	—	327,399	327,399*	—	—
Madrona Domestic ETF	Securities Lending	189,656	—	189,656	189,656*	—	—
Madrona Global Bond ETF	Securities Lending	6,707,087	—	6,707,087	6,707,087*	—	—
Madrona International ETF	Securities Lending	3,986,977	—	3,986,977	3,986,977*	—	—
Meidell Tactical Advantage ETF	Securities Lending	4,095,324	—	4,095,324	4,095,324*	—	—
NewFleet Multi-Sector Income ETF	Securities Lending	1,133,630	—	1,133,630	1,133,630*	—	—
Peritus High Yield ETF	Securities Lending	59,608,290		59,608,290	59,608,290*	—	—
Pring Turner Business Cycle	Securities Lending	474,323	—	474,323	474,323*	—	—
TrimTabs Float Shrink ETF	Securities Lending	1,455,433	—	1,455,433	1,455,433*	—	—
WCM/BNY Mellon Focused Growth ADR ETF	Securities Lending	1,491,400	—	1,491,400	1,491,400*	—	—

*	Collateral for securities on loan included in the Schedule of Investments.

Dividends and Distributions

Each Fund will generally pay out dividends to shareholders at least annually. Each Fund will distribute its net capital gains, if any, to shareholders annually. Income and capital gain distributions are

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2013

2. Summary of Significant Accounting Policies - (continued)

determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions are recorded on ex-dividend date.

Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

3. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

Each Fund has entered into an Investment Advisory Agreement with AdvisorShares Investments, LLC (the “Advisor”). The Advisor acts as the Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund. Pursuant to the Advisory Agreement, the Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the Trust’s sub-advisers. For its services, each Fund pays the Advisor an annual management fee and such fees do not include breakpoints. From time to time, the Advisor may waive all or a portion of its fee.

The Advisor’s annual management fee for each Fund is as follows:

Fund:	Rate:
Accuvest Global Long Short ETF	1.35%
Accuvest Global Opportunities ETF	0.95%
Athena International Bear ETF	1.35%
Cambria Global Tactical ETF
$0 – $250,000,000	0.90%
$250,000,001 – $1,000,000,000	0.80%
$1,000,000,001 – $5,000,000,000	0.70%
$5,000,000,001 +	0.60%
EquityPro ETF*	0.80%
Global Echo ETF	1.10%
Madrona Domestic ETF	0.80%
Madrona Global Bond ETF	0.50%
Madrona International ETF	0.80%
Meidell Tactical Advantage ETF	1.20%
Newfleet Multi-Sector Income ETF	0.65%
Peritus High Yield ETF	1.10%
Pring Turner Business Cycle ETF	1.00%
QAM Equity Hedge ETF	1.00%
Ranger Equity Bear ETF	1.50%
STAR Global Buy-Write ETF	1.35%
TrimTabs Float Shrink ETF	0.99%
WCM/BNY Mellon Focused Growth ADR ETF	0.75%

*	Formerly known as, Global Alpha & Beta ETF.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2013

3. Investment Advisory Agreement and Other Agreements - (continued)

Effective December 1, 2013, Global Alpha & Beta ETF changed its name to EquityPro ETF. Prior to December 1, 2013 the Advisor's annual management fee for the Fund was as follows:

$0 – $100,000,000	1.00%
$100,000,001 – $250,000,000	0.90%
$250,000,001 – $1,000,000,000	0.80%
$1,000,000,001 +	0.70%

For the Global Echo Fund, as part of its agreement with the Trust, the Advisor has contractually agreed to pay all operating expenses of the Fund, including transfer agency, custody, fund administration, legal, audit and other services, except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, acquired fund fees and expenses, short dividend expenses, expenses of Independent Trustees (including any Trustees’ counsel fees), and extraordinary expenses.

Sub-Advisory Agreements

Each Fund’s investment sub-advisor provides investment advice and management services to the Fund. AdvisorShares supervises the day-to-day investment and reinvestment of the assets in the Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. Pursuant to an investment sub-advisory agreement (“Investment Sub-Advisory Agreement”) between the sub-advisor and the Advisor, the sub-advisor receives an annual fee equal to the average daily net assets of the Fund.

Accuvest Global Advisors serves as investment sub-advisor to Accuvest Global Long Short ETF. They receive a sub-advisory fee at an annual fee equal to the average daily net assets of the Fund as follows:

AUM Schedule:	Rate:
$0 – $100,000,000	0.90%
$100,000,001 – $500,000,000	0.95%
$500,000,001 +	1.00%

Accuvest Global Advisors serves as investment sub-advisor to Accuvest Global Opportunities ETF. They receive a sub-advisory fee at an annual fee of 0.50% based on the average daily net assets.

AthenaInvest Advisors, LLC serves as investment sub-advisor to Athena International Bear ETF. They receive a sub-advisory fee at an annual fee of 0.50% based on the average daily net assets.

Cambria Investment Management, serves as investment sub-advisor to Cambria Global Tactical ETF. They receive a sub-advisory fee at an annual fee equal to the average daily net assets of the Fund as follows:

AUM Schedule:	Rate:
$0 – $250,000,000	0.45%
$250,000,001 – $1,000,000,000	0.40%
$100,000,001 – $5,000,000,000	0.35%
$5,000,000,001 +	0.30%

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2013

3. Investment Advisory Agreement and Other Agreements - (continued)

The Elements Financial Group, LLC serves as investment sub-advisor to EquityPro ETF. They receive a sub-advisory fee at an annual fee of 0.40% based on the average daily net assets.

Prior to the change in sub-advisory agreement on December 1, 2013, EquityPro ETF (formerly known as Global Alpha & Beta ETF) was sub-advised by Your Source Financial, PLC. They received a sub-advisory fee at an annual fee equal to the average daily net assets of the Fund as follows:

AUM Schedule:	Rate:
$0 – $100,000,000	0.35%
$100,000,001 – $250,000,000	0.315%
$250,000,001 – $1,000,000,000	0.28%
$1,000,000,001 +	0.245%

Baldwin Brothers, Inc., Community Capital Management, Inc., First Affirmative Financial Network, LLC and Reynders, McVeigh Capital Management, LLC serve as investment sub-advisors to Global Echo ETF. They receive a sub-advisory fee at an annual fee of 0.25% based on the average daily net assets.

Madrona Funds, LLC serves as investment sub-advisor to Madrona Domestic ETF, Madrona Global Bond ETF and Madrona International ETF. They receive a sub-advisor fee at an annual rate based on the average daily net assets:

Fund:	Rate:
Madrona Domestic ETF	0.40%
Madrona Global Bond ETF	0.25%
Madrona International ETF	0.40%

American Wealth Management serves as investment sub-advisor to Meidell Tactical Advantage ETF. They receive a sub-advisory fee at an annual fee of 0.70% based on the average daily net assets.

Newfleet Asset Management, LLC serves as the investment sub-advisor to Newfleet Multi-Sector Income ETF. They receive a sub-advisory fee at an annual fee of 0.25% based on the average daily net assets.

Peritus I Asset Management, LLC serves as the investment sub-advisor to Peritus High Yield ETF. They receive a sub-advisory fee at an annual fee of 0.75% based on the average daily net assets.

Pring Turner Capital Group serves as the investment sub-advisor to Pring Turner Business Cycle ETF. They receive a sub-advisory fee at an annual fee of 0.55% based on the average daily net assets.

Commerce Asset Management, LLC serves as investment sub-advisor to QAM Equity Hedge ETF. They receive a sub-advisory fee at an annual fee equal to the average daily net assets of the Fund as follows:

AUM Schedule:	Rate:
$0 – $250,000,000	0.55%
$250,000,001 +	0.60%

Ranger Alternative Management, L.P., serves as investment sub-advisor to Ranger Equity Bear ETF. They receive a sub-advisory fee at an annual fee of 1.00% based on the average daily net assets.

Partnervest Advisory Services, LLC serves as investment sub-advisor to STAR Global Buy-Write ETF. They receive a sub-advisory fee at an annual fee of 0.85% based on the average daily net assets.

TrimTabs Asset Management, LLC serves as investment sub-advisor to TrimTabs Float Shrink ETF. They receive a sub-advisory fee at an annual fee of 0.64% based on the average daily net assets.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2013

3. Investment Advisory Agreement and Other Agreements - (continued)

WCM Investment Management serves as the investment sub-advisor to WCM/BNY Mellon Focused Growth ADR ETF. They receive a sub-advisory fee at an annual fee of 0.25% based on the average daily net assets.

From time to time, each sub-adviser may waive all or a portion of its fee.

Expense Limitation Agreement

The Advisor has contractually agreed to reduce their fees and reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding a specified for each Fund’s average daily net assets. The expense limitation agreement will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund. The investment advisory agreement may only be terminated with the approval of the Fund’s Board. The expense caps in effect for each Fund during the period ended December 31, 2013 were as follows:

Fund:	Rate:
Accuvest Global Long Short ETF	1.50%
Accuvest Global Opportunities ETF	1.25%
Athena International Bear ETF	1.50%
Cambria Global Tactical ETF	1.25%
EquityPro ETF*	1.25%
Global Echo ETF	—
Madrona Domestic ETF	1.25%
Madrona Global Bond ETF	0.95%
Madrona International ETF	1.25%
Meidell Tactical Advantage ETF	1.35%
Newfleet Multi-Sector Income ETF	0.75%
Peritus High Yield ETF	1.35%
Pring Turner Business Cycle ETF	1.49%
QAM Equity Hedge ETF	1.50%
Ranger Equity Bear ETF	1.85%
STAR Global Buy-Write ETF	1.85%
TrimTabs Float Shrink ETF	0.99%
WCM/BNY Mellon Focused Growth ADR ETF	1.25%

*	Formerly known as, Global Alpha & Beta ETF.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2013

3. Investment Advisory Agreement and Other Agreements - (continued)

For the period ended December 31, 2013, the Advisor waived fees and reimbursed expenses for each Fund as follows. Each Fund may recoup such waivers until the date indicated.

Fund:	Expenses Reimbursed:	Recoupment Balance:	Recoupment Expiration:
Accuvest Global Long Short ETF	$66,702	$64,292	06/30/2014
	204,653	204,653	06/30/2015
	83,973	83,973	06/30/2016
	28,368	28,368	06/30/2017
Total Accuvest Global Long Short ETF	383,696	381,286
Accuvest Global Opportunities ETF	45,384	45,384	06/30/2015
	49,308	49,308	06/30/2016
	31,803	31,803	06/30/2017
Total Accuvest Global Opportunities ETF	126,495	126,495
Athena International Bear ETF	52,898	52,898	06/30/2017
Total Athena International Bear ETF	52,898	52,898
Cambria Global Tactical ETF	129,750	116,916	06/30/2015
	15,570	15,571	06/30/2016
	1,698	1,698	06/30/2017
Total Cambria Global Tactical ETF	147,018	134,185
EquityPro ETF	83,603	83,603	06/30/2016
	43,884	43,884	06/30/2017
Total EquityPro ETF	127,487	127,487
Madrona Domestic ETF	6,733	6,534	06/30/2014
	30,175	30,175	06/30/2015
	59,617	59,617	06/30/2016
	23,704	23,704	06/30/2017
Total Madrona Do mestic ETF	120,229	120,030
Madrona Global Bond ETF	5,992	1,257	06/30/2015
	28,515	28,515	06/30/2016
	17,238	17,238	06/30/2017
Total Madrona Global Bond ETF	51,745	47,010
Madrona International ETF	6,735	6,735	06/30/2014
	36,187	36,187	06/30/2015
	60,597	60,597	06/30/2016
	32,149	32,149	06/30/2017
Total Madrona International ETF	135,668	135,668
Meidell Tactical Advantage ETF	6,772	4,507	06/30/2014
	79,573	79,573	06/30/2015
	119,857	119,857	06/30/2016
	56,037	56,037	06/30/2017
Total Meidell Tactical Advantage ETF	262,239	259,974
Newfleet Multi-Sector Income ETF	76,615	76,615	06/30/2016
	27,794	27,794	06/30/2017
Total Newfleet Multi-Sector Income ETF	104,409	104,409

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2013

3. Investment Advisory Agreement and Other Agreements - (continued)

Fund:	Expenses Reimbursed:	Recoupment Balance:	Recoupment Expiration:
Pring Turner Business Cycle ETF	$68,085	$68,085	06/30/2016
	29,783	29,783	06/30/2017
Total Pring Turner Business Cycle ETF	97,868	97,868
QAM Equity Hedge ETF	98,205	98,205	06/30/2016
	38,544	38,544	06/30/2017
Total QAM Equity Hedge ETF	136,749	136,749
STAR Global Buy-Write ETF	58,584	57,706	06/30/2016
	3,240	3,240	06/30/2017
Total STAR Global Buy-Write ETF	61,824	60,946
TrimTabs Float Shrink ETF	66,768	66,768	06/30/2015
	113,494	113,494	06/30/2016
	69,172	69,172	06/30/2017
Total TrimTabs Float Shrink ETF	249,434	249,434
WCM/BNY Mellon Focused Growth ADR ETF	118,635	114,564	06/30/2014
	214,032	214,032	06/30/2015
	93,893	93,893	06/30/2016
	29,541	29,541	06/30/2017
Total WCM/BNY Mellon Focused Growth ADR ETF	456,101	452,030

As part of its agreement with the Trust, the Advisor has contractually agreed to pay all operating expenses of the Global Echo Fund. There are no expenses reimbursed or recouped for that Fund.

Administrator, Custodian, Fund Accountant and Transfer Agent

The Bank of New York Mellon (“BNYM”) (in each capacity, the “Administrator”, “Custodian”, “Fund Accountant” or “Transfer Agent”), serves as the Fund’s Administrator, Custodian, Fund Accountant and Transfer Agent pursuant to a certain Fund Administration and Accounting Agreement, a Custody Agreement or a Transfer Agency and Service Agreement, as the case may be.

Distribution and Service (12b-1) Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor of Creation Units for the Fund pursuant to the distribution agreement. The Distributor does not maintain any secondary market shares. The Funds have adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. No fees are currently paid by each Fund under the Plan, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in each Fund.

4. Creation and Redemption Transactions

The Funds issue and redeem shares on a continuous basis at NAV in groups of 25,000 shares, at minimum, called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Only “Authorized Participants” may purchase or redeem shares directly from each Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2013

4. Creation and Redemption Transactions - (continued)

the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. Summary of Fair Value Disclosure

The Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) 820-10, Fair Value Measurements and Disclosures, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2013

5. Summary of Fair Value Disclosure - (continued)

The following is a summary of the inputs used as of December 31, 2013 in valuing the Funds’ assets carried at fair value:

	Accuvest Global Long Short ETF	Accuvest Global Opportunities ETF	Athena International Bear ETF	Cambria Global Tactical ETF	EquityPro ETF	Global Echo ETF
Assets
Level 1
Exchange Traded Funds	$42,860,799	$21,228,156	$—	$42,548,663	$16,963,260	$1,355,816
Common Stocks	—	—	—	—	—	3,200,262
Money Market Funds	465,257	322,564	1,475,113	2,492,551	471,740	379,635
Level 2
Common Stocks	—	—	—	—	—	68,974
Municipal Bonds	—	—	—	—	—	400,000
Asset Backed Securities	—	—	—	—	—	401,325
Commerical Mortgage Backed Securities	—	—	—	—	—	258,350
Swaps Contracts†	208,820	—	—	—	—	—
Investment of Cash Collateral for Securities Loaned	—	3,342,825	—	6,305,550	855,075	327,399
Liabilities
Level 1
Common Stocks	—	—	(804,845)	—	—	—
Level 2
Swaps Contracts†	(664,217)	—	—	—	—	—
Total	$42,870,659	$24,893,545	$670,268	$51,346,764	$18,290,075	$6,391,761

	Madrona Domestic ETF	Madrona Global Bond ETF	Madrona International ETF	Meidell Tactical ETF	Newfleet Multi-Sector Income ETF	Peritus High Yield ETF
Assets
Level 1
Exchange Traded Funds	$—	$21,818,546	$—	$15,197,585	$—	$—
Common Stocks	21,838,133	—	18,515,864	—	—	8,618,165
Money Market Fund	219,998	166,221	—	567,723	1,259,188	14,350,886
Level 2
Corporate Bonds	—	—	—	—	24,256,841	297,016,668
Foreign Bonds	—	—	—	—	4,983,379	88,805,107
U.S. Treasury Notes	—	—	—	—	7,256,531	—
U.S. Government Agency Securities	—	—	—	—	3,217,010	—
Asset Backed Securities	—	—	—	—	11,394,617	—
Mortgage Backed Securities	—	—	—	—	38,299,490	—
Term Loans	—	—	—	—	7,537,970	55,166,827
Investment of Cash Collateral for Securities Loaned	189,656	6,707,087	3,986,977	4,095,324	1,133,630	59,608,290
Total	$22,247,787	$28,691,854	$22,502,841	$19,860,632	$99,338,656	$523,565,943

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2013

5. Summary of Fair Value Disclosure - (continued)

	Pring Turner Business Cycle ETF	QAM Equity Hedge ETF	Ranger Equity Bear ETF	STAR Global Buy-Write ETF	TrimTabs Float Shrink ETF	WCM/BNY Mellon Focused Growth ADR ETF
Assets
Level 1
Exchange Traded Funds	$1,138,067	$6,472,924	$—	$16,699,824	$—	$—
Exchange Traded Notes	—	44,204	—	—	—	—
Common Stocks	2,972,242	—	—	—	98,188,448	10,073,355
Money Market Funds	1,107,664	752,139	7,500,000	3,391,161	—	280,769
Level 2
U.S. Treasury Notes	—	—	—	29,760	—	—
Purchased Options	—	—	—	1,999,027	—	—
Investment of Cash Collateral for Securities Loaned	474,323	—	—	—	1,455,433	1,491,400
Liabilities
Level 1
Exchange Traded Funds	—	(428,711)	—	—	—	—
Common Stocks	—	—	(128,728,064)	—	—	—
Written Options	—	—	—	(137,465)	—	—
Total	$5,692,296	$6,840,556	$(121,228,064)	$21,982,307	$99,643,881	$11,845,524

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

There were no transfers between Level 1 and Level 2 fair value measurements that occurred during the period ended December 31, 2013.

The Funds did not hold any level 3 securities as of December 31, 2013.

6. Valuation of Derivative Instruments

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2013

6. Valuation of Derivative Instruments - (continued)

At December 31, 2013, the fair values of derivative instruments were as follows:

Statement of Assets and Liabilities:

Fund:	Asset Derivatives:	Equity Risk
Accuvest Global Long Short ETF	Unrealized Appreciation on Swaps Contracts	$208,820
STAR Global Buy-Write ETF	Investments – Options Purchased	29,760
		$238,580

Fund:	Liability Derivatives:	Equity Risk
Accuvest Global Long Short ETF	Unrealized Depreciation on Swaps Contracts	$(664,217)
STAR Global Buy-Write ETF	Investments – Options Purchased	(137,465)
		$(801,682)

Transactions in derivative instruments during the period ended December 31, 2013, were as follows:

Statement of Operations:

Fund:	Realized Gain (Loss):	Equity Risk
Accuvest Global Long Short ETF	Swaps	$(1,573,144)
QAM Equity Hedge ETF	Swaps	7,439
STAR Global Buy-Write ETF	Investments – Options Purchased	(376,404)
STAR Global Buy-Write ETF	Options Written	255,078
		$(1,687,031)

Fund:	Change in Unrealized Gain (Loss):	Equity Risk
Accuvest Global Long Short ETF	Swaps	$(1,198,812)
QAM Equity Hedge ETF	Swaps	5,101
STAR Global Buy-Write ETF	Investments – Options Purchased	172,984
STAR Global Buy-Write ETF	Options Written	56,390
		$(964,337)

For the period ended December 31, 2013, the volume of the derivatives held by the Funds was as follows:

	Accuvest Global Long Short ETF	STAR Global Buy-Write ETF
Short Equity Swaps Contracts	2,451,608	—
Purchased Equity Options Contracts	—	29,760
Written Equity Options Contracts	—	137,465

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2013

7. Federal Income Tax

The Funds intend to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2011 – 2013), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2013, the approximate cost of investments, including short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Other Derivatives Net Unrealized Appreciation/(Depreciation)
Accuvest Global Long Short ETF	$40,282,023	$3,044,033	$—	$3,044,033	$(422,397)
Accuvest Global Opportunities ETF	23,343,159	1,550,386	—	1,550,386	—
Athena International Bear ETF	706,550	183	(36,465)	(36,282)	—
Cambria Global Tactical ETF	48,132,833	3,343,332	(129,401)	3,213,931	—
EquityPro ETF	17,937,149	352,926	—	352,926	—
Global Echo ETF	5,615,455	821,628	(45,322)	776,306	—
Madrona Domestic ETF	16,883,959	5,501,878	(138,050)	5,363,828	—
Madrona Global Bond ETF	28,997,818	301,798	(607,462)	(305,664)	—
Madrona International ETF	20,442,213	2,637,118	(576,490)	2,060,628	—
Meidell Tactical Advantage ETF	19,839,785	20,847	—	20,847	—
Newfleet Multi-Sector Income ETF	100,049,424	366,719	(1,077,487)	(710,768)	—
Peritus High Yield ETF	518,271,398	12,906,457	(7,611,912)	5,294,545	—
Pring Turner Business Cycle ETF	5,583,242	286,426	(177,372)	109,054	—
QAM Equity Hedge ETF	6,346,598	514,511	(20,553)	493,958	—
Ranger Equity Bear ETF	(107,562,620)	167,932	(13,833,376)	(13,665,444)	—
STAR Global Buy-Write ETF	21,213,751	1,161,465	(392,909)	768,556	—
TrimTabs Float Shrink ETF	93,640,840	6,621,377	(618,336)	6,003,041	—
WCM/BNY Mellon Focused Growth ADR ETF	10,121,974	1,808,969	(85,419)	1,723,550	—

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2013

7. Federal Income Tax - (continued)

Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) may be deferred and treated as occurring on the first business day of the following fiscal Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. Post-October losses and ordinary income losses deferred to July 1, 2013 are as follows:

The following Funds have capital loss carryforwards available to offset future realized gains of:

Fund	Late Year Ordinary Deferral	Short-Term Post-Effective No Expiration	Long-Term Post-October Loss
Accuvest Global Long Short ETF	$98,523	$1,329,087	$—
Accuvest Global Opportunities ETF	—	893,601	—
Cambria Global Tactical ETF	142,589	685,699	25,236
EquityPro ETF*	—	6,154	—
Global Echo ETF	—	13,444	—
Madrona Domestic ETF	—	—	55,559
Madrona Global Bond ETF	—	31,193	—
Madrona International ETF	—	134,152	6,095
Meidell Tactical Advantage ETF	437	177,161	4,123
Newfleet Multi-Sector Income ETF	—	24,578	—
Peritus High Yield ETF	—	—	689,090
Pring Turner Business Cycle ETF	—	21,222	—
QAM Equity Hedge ETF	17,470	—	1,204
Ranger Equity Bear ETF	3,078,609	55,907,531	—
STAR Global Buy-Write ETF	109,831	117,720	367,877

*	Formerly known as, Global Alpha & Beta ETF.

The following Funds have capital loss carryforwards available to offset future realized gains of:

Fund	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Total
Accuvest Global Long Short ETF	$4,677,321	$431,658	$5,108,979
Accuvest Global Opportunities ETF	964,958	—	964,958
Cambria Global Tactical ETF	19,479,755	—	19,479,755
Global Echo ETF	54,816	—	54,816
Madrona Domestic ETF	1,058,754	180,546	1,239,300
Madrona Global Bond ETF	—	18,086	18,086
Madrona International ETF	2,103,717	347,684	2,451,401
Meidell Tactical Advantage ETF	303,291	—	303,291
Ranger Equity Bear ETF	35,893,824	—	35,893,824
TrimTabs Float Shrink ETF	44,651	—	44,651
WCM/BNY Mellon Focused Growth ADR ETF	—	167,157	167,157

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2013

7. Federal Income Tax - (continued)

The Funds did not have any capital loss carryforwards to offset taxable capital gains realized during the period ended July 1, 2013.

On December 22, 2010, the Regulated Investment Company (“RIC”) Modernization Act of 2010 (the “Act”), The Act permits to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The carry forward capital losses noted above are all post-enactment capital loss carry forwards.

8. Other Affiliated Parties and Transactions

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2013 are as follows:

Affiliated Fund Name	Value at 06/30/2013	Purchases/ Additions	Sales/ Reductions	Value at 12/31/2013	Dividend Income	Realized Gain (Loss)
Global Echo ETF
Ranger Equity Bear ETF	$25,840	$38,196	$(48,232)	$16,588	$—	$(3,030)
Madrona Global Bond ETF
Peritus High Yield ETF	2,049,143	566,965	(58,152)	2,629,652	100,335	2,151
Pring Turner Business Cycle ETF
Peritus High Yield ETF	282,085	64,296	(96,928)	259,790	11,385	2,633

9. Investment Transactions

Purchases and sales of investments for the period ended December 31, 2013 are as follows:

	Purchases			Sales
Fund	Long Term	U.S. Government	In-Kind	Long Term	U.S. Government	In-Kind
Accuvest Global Long Short ETF	$63,554,361	$—	$35,543,707	$53,234,449	$—	$39,462,100
Accuvest Global Opportunities ETF	19,041,364	—	12,979,010	18,876,708	—	11,013,575
Athena International Bear ETF	5,553,365	—	—	6,169,015	—	—
Cambria Global Tactical ETF	68,227,354	—	—	59,531,489	—	6,989,373
EquityPro ETF	1,606,437	—	16,569,793	1,461,955	—	1,416,917
Global Echo ETF	3,401,001	—	—	3,311,214	—	—
Madrona Domestic ETF	4,572,152	—	—	2,352,580	—	2,187,966
Madrona Global Bond ETF	1,510,645	—	—	1,510,585	—	622,921
Madrona International ETF	15,474,332	—	662,922	15,407,348	—	—
Meidell Tactical Advantage ETF	35,720,409	—	19,452,330	32,653,452	—	14,210,565
Newfleet Multi-Sector Income ETF	31,261,025	7,745,231	—	16,558,628	7,687,249	—
Peritus High Yield ETF	296,915,873	—	—	108,883,906	—	—
Pring Turner Business Cycle ETF	1,110,512	—	965,499	799,277	—	1,426,733
QAM Equity Hedge ETF	6,367,915	—	1,109,334	4,783,731	—	—
Ranger Equity Bear ETF	573,196,031	—	—	447,726,437	—	—
STAR Global Buy-Write ETF	12,119,123	—	2,458,496	12,148,920	—	1,501,885

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2013

9. Investment Transactions - (continued)

	Purchases			Sales
Fund	Long Term	U.S. Government	In-Kind	Long Term	U.S. Government	In-Kind
TrimTabs Float Shrink ETF	$6,202,675	$—	$185,132,102	$25,969,633	$—	$103,181,356
WCM/BNY Mellon Focused Growth ADR ETF	1,621,021	—	3,471,002	1,581,251	—	1,643,257

Options written transactions, during the period ended December 31, 2013, were as follows:

STAR Global Buy-Write ETF	Contracts	Premiums Paid/Received
Options outstanding at June 30, 2013	2,592	$241,514
Options written	5,671	512,539
Options terminated in closing purchase transactions	(3,015)	(298,582)
Options expired	(3,932)	(336,092)
Options outstanding at December 31, 2013	1,316	$119,379

10. Risks Involved with Investing in the Funds

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect the Funds’ NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in each Fund could result in a loss or the performance of each Fund could be inferior to that of other investments.

Fund of Funds Risk

Some of the Funds’ investment performance, because they are fund of funds, depends on the investment performance of the Underlying ETFs in which they invest. An investment in these Funds are subject to the risk associated with the Underlying ETFs that comprise their Underlying Index. The Funds will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which they invest.

Liquidity Risk

In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2013

10. Risks Involved with Investing in the Funds - (continued)

New Fund Risk

Some of the Funds are new funds. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Funds may experience greater tracking error to their Underlying Index than it otherwise would be at higher asset levels or it could ultimately liquidate.

11. New Accounting Pronouncements

In December 2011, the FASB issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

On January 31, 2013, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”). ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions. The disclosures are required irrespective of whether the transactions are offset in the statement of assets and liabilities. The effective date and transition of the disclosure requirements in ASU 2011-11 remain unchanged.

At this time, management is evaluating the implications of ASU 2011-11 and ASU 2013-01 and their impact on the Trust’s financial statements.

12. Subsequent Events

The Funds have adopted authoritative standards of accounting for disclosure of events that occur after the Statements of Asset and Liabilities date but before financial statements are issued or are available to be issued. These standards require the Fund to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of Statement.

ADVISORSHARES TRUST
Board of Trustees and Officers (Unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, age, address, and principal occupations during the past five years for each Trustee and officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee
Interested Trustee
Noah Hamman* 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (1968)	Trustee, No set term; served since 2009	Chief Executive Officer, Principal Financial Officer and President of AdvisorShares Trust (2006 – present); Chief Executive Officer, President and Founder of AdvisorShares Investments, LLC – Investment Advisory Services (2006 – present); President and CEO of Arrow Investment Advisors, LLC (2006 – 2008); Vice President – Business Development of Rydex Investments (2001 – 2006).	18	None
Independent Trustees
Elizabeth (“Betsy”) Piper/Bach 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (1952)	Trustee, No set term; served since 2009	Vice President/Chief Operating Officer of NADA Retirement Administrators, Inc. (2009 – present); President of Cardinal Trust and Investments; Chief Investment Officer for Wilson/Bennett Capital Management (2006); Senior Vice President and Chief Trust Officer at FBR National Trust Co., (2001 – 2006).	18	None
William G. McVay 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (1954)	Trustee, No set term; served since 2011	Founder of RDK Strategies, LLC (2007 – present); Vice President of Zephyr Associates, Inc. (2001 – 2006); Executive Vice President of Financeware, Inc. (2000); First Vice President of Legg Mason Wood Walker, Inc. (1989 – 2000).	18	None
Officers of AdvisorShares Trust
Noah Hamman 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (1968)	Chief Executive Officer & President, No set term; served since 2009	Chief Executive Officer, Principal Financial Officer and President of AdvisorShares Trust (2006 – present); Chief Executive Officer, President and Founder of AdvisorShares Investments, LLC (2006 – present); President and CEO of Arrow Investment Advisors, LLC (2006 – 2008); Vice President – Business Development of Rydex Investments (2001 – 2006).	18	None

ADVISORSHARES TRUST
Board of Trustees and Officers (Unaudited) (continued)

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee
Dan Ahrens 4144 N. Central Expressway, Suite 600, Dallas, TX 75204 (1966)	Chief Compliance Officer, Secretary & Treasurer, No set term; served since 2009	Executive Vice President of AdvisorShares Investments, LLC (2008 – present); President of Ahrens Advisors, LP (2005 – 2008); President of Mutuals Advisors, Inc. & Mutuals.com Funds (2003 – 2005).	18	None

*	Mr. Hamman is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in the Advisor.

Board Review of Investment Advisory and Sub-Advisory Agreements

Renewal of the Sub-Advisory Agreements for AdvisorShares Cambria Global Tactical ETF, AdvisorShares Ranger Equity Bear ETF, AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF, AdvisorShares Madrona Domestic ETF, AdvisorShares Madrona International ETF, AdvisorShares Madrona Global Bond ETF, AdvisorShares Global Echo ETF, AdvisorShares QAM Equity Hedge ETF, and AdvisorShares STAR Global Buy-Write ETF

At meetings of the Board of Trustees (the “Board”) of AdvisorShares Trust (the “Trust”) held on August 6, 2013 and November 13, 2013 (together, the “Meetings”), the Board, including those trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), unanimously approved the renewal of separate sub-advisory agreements (collectively, the “Sub-Advisory Agreements”), on behalf of certain series of the Trust (each, a “Fund” and collectively, the “Funds”), between AdvisorShares Investments, LLC (the “Advisor”) and (1) Cambria Investment Management, L.P., on behalf of the AdvisorShares Cambria Global Tactical ETF, (2) Ranger Alternative Management, L.P., on behalf of the AdvisorShares Ranger Equity Bear ETF, (3) WCM Investment Management, on behalf of the AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF, (4) Madrona Funds, LLC, on behalf of the AdvisorShares Madrona Domestic ETF, AdvisorShares Madrona International ETF and AdvisorShares Madrona Global Bond ETF, (5) First Affirmative Financial Network LLC, Baldwin Brothers Inc., Community Capital Management, Inc., and Reynders, McVeigh Capital Management LLC, on behalf of the AdvisorShares Global Echo ETF, (6) Commerce Asset Management, LLC, on behalf of the AdvisorShares QAM Equity Hedge ETF, and (7) Partnervest Advisory Services, on behalf of the AdvisorShares STAR Global Buy-Write ETF (each, a “Sub-Advisor,” collectively, the “Sub-Advisors” and, together with the Advisor, the “Advisors”), pursuant to which the Sub-Advisors perform portfolio management and related services for the Funds, as applicable.

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Sub-Advisory Agreements after their initial two-year term: (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds meetings to decide whether to renew the Sub-Advisory Agreements for an additional one-year term. In preparation for the meetings, the Board requests and reviews a wide variety of information from the Advisor and Sub-Advisors. The Board uses this information, as well as other information that the Advisor, Sub-Advisors and other service providers may submit to the Board, to help decide whether to renew the Sub-Advisory Agreements for an additional year.

Prior to the Meetings, the Board, including the Independent Trustees, reviewed written materials from each Sub-Advisor regarding, among other things: (i) the nature, extent and quality of the services to be provided by each Sub-Advisor; (ii) the investment performance of each Fund; (iii) the costs of the services to be provided and profits and other benefits to be realized by the Sub-Advisor and its affiliates from the relationship with each Fund; (iv) the respective personnel and operations of the Sub-Advisor; (v) the extent to which economies of scale would be realized as each Fund grows; and (vi) whether fee levels reflect the sharing of these economies of scale for the benefit of each Fund’s shareholders, as discussed in further detail below.

At the Meetings, representatives of each Sub-Advisor, along with other service providers to the Funds, presented additional oral and written information to help the Board evaluate each Sub-Advisor’s advisory fees and other aspects of the Sub-Advisory Agreements. Representatives from each Sub-Advisor provided an overview of the Sub-Advisor’s operations and management of the Funds, including comparative fee data and profitability analysis for each Fund, and also discussed compliance oversight. The representatives for each Sub-Advisor then discussed their management of each Fund in more detail, including the Fund’s strategy, the Fund’s positioning in the market, and its attractive and unique offering. The representatives also described each Sub-Advisor’s business generally, including any noteworthy personnel changes. The Board then discussed the written materials that the Board

Board Review of Investment Advisory and Sub-Advisory Agreements - (Continued)

received before the Meetings, the Sub-Advisor’s oral presentations and any other information that the Board received at the Meetings, and deliberated on the renewal of the Sub-Advisory Agreements in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of each Sub-Advisor and the renewal of its Sub-Advisory Agreement. The Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by each Sub-Advisor, the Board reviewed the portfolio management services provided to the Funds. The most recent Form ADV for each Sub-Advisor was also provided to the Board, as were the responses of each Sub-Advisor to a detailed series of questions which requested, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Board also considered each Sub-Advisor’s overall quality of personnel, operations, and financial condition, investment advisory capabilities, and information concerning the Sub-Advisor’s compliance function, operational capabilities and portfolio management team. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by each Sub-Advisor.

Performance of the Funds

The Board was provided with information regarding each Fund’s performance since the Sub-Advisory Agreements were last approved, as well as information regarding each Fund’s performance since its inception. Each Sub-Advisor provided information regarding factors impacting the performance of the Funds, outlining current market conditions, and explaining its expectations and strategies for the future. Based on this information, the Board concluded that it was satisfied with the investment results that each Sub-Advisor had been able to achieve for the Funds.

Cost of Advisory Services, Profitability and Economies of Scale

In concluding that the sub-advisory fees payable with respect to each Fund are reasonable, the Board reviewed a report of the sub-advisory fees paid by the Advisor to each Sub-Advisor, the fees and expenses waived and/or reimbursed by each Sub-Advisor over the period, the costs and other expenses incurred by each Sub-Advisor in providing advisory services, and the profitability analysis with respect to each Fund. The Board also reviewed reports comparing the advisory fees paid by each Fund to those paid by comparable funds and noted that each Fund’s advisory fees were consistent with the range of advisory fees paid by other peer funds. The Board concluded for each Fund that the advisory fees appeared reasonable in light of the services rendered. In addition, the Board considered for each Fund whether economies of scale were realized during the current contract period, but concluded that no significant economies of scale had yet been achieved.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (i) concluded that the terms of each Sub-Advisory Agreement are fair and reasonable; (ii) concluded that each Sub-Advisor’s fees are reasonable in light of the services that it provides to its respective Fund; and (iii) agreed to renew each Sub-Advisory Agreement for another year.

Initial Approval of the Advisory and Sub-Advisory Agreements for AdvisorShares Athena International Bear ETF and AdvisorShares EquityPro ETF

At meetings of the Board held on July 1, 2013 and November 13, 2013 (together, the “Meetings”), the Board considered the approval of the investment advisory agreement (the “Advisory Agreement”)

Board Review of Investment Advisory and Sub-Advisory Agreements - (Continued)

between the Trust and AdvisorShares Investments, LLC (the “Advisor”), for an initial term of two years, on behalf of the AdvisorShares Athena International Bear ETF and AdvisorShares EquityPro ETF (formerly Global Alpha & Beta ETF) (each, a “Fund,” and collectively, the “Funds”). The Board also considered the approval of separate sub-advisory agreements (collectively, the “Sub-Advisory Agreements,” and together with the Advisory Agreement, the “New Agreements”) between the Advisor and (1) AthenaInvest Advisors LLC (“AthenaInvest”), on behalf of the AdvisorShares Athena International Bear ETF and (2) The Elements Financial Group LLC (together with AthenaInvest, the “Sub-Advisors,” and, collectively with AthenaInvest and the Advisor, the “Advisors”), on behalf of the AdvisorShares EquityPro ETF, pursuant to which the Sub-Advisors perform portfolio management and related services for the Funds, as applicable.

Pursuant to Section 15(c) of the 1940 Act, the Board considered the approval of the New Agreements for initial two-year terms. Each New Agreement, after the initial two-year term, must be approved annually: (i) by the vote of the Board or by a vote of the shareholders of each Fund and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. After the initial two-year term, the Board will call and hold a meeting each year to decide whether to renew each New Agreement for an additional one-year term.

In connection with its consideration of the New Agreements, the Board, including the Independent Trustees, was presented with, and requested, received and evaluated, materials about the New Agreements and the services proposed to be provided thereunder, including information about the investment advisory fee rates and related matters from the Advisors. In that regard, the Board reviewed presentations it received from each Sub-Advisor, which included information with respect to staffing, management, organizational structure and investment philosophy and processes at each firm. The Board also reviewed information comparing the proposed investment advisory fee rates with a group of comparable funds. The Board also received various other materials that it considered relevant to its consideration of the proposed New Agreements.

At the conclusion of its review of the materials discussed above and the discussions among the Trustees leading up to and during the Meetings, the Board, on behalf of the Trust and the Funds, agreed that it had been furnished with sufficient information to make an informed business decision with respect to approval of each of the proposed New Agreements.

In considering each of the proposed New Agreements, the Board considered factors bearing on the nature, extent and quality of the services proposed to be provided to the Funds, and the costs of those services, with a view toward making a business judgment as to whether each of the proposed New Agreements is, under the circumstances, in the best interests of the Funds. Among the factors considered and the conclusions that the Trustees, in their business judgment, reached were principally the following: (i) their favorable evaluation of the investment performance of each Advisor; (ii) their favorable evaluation of the nature, extent and quality of the investment management services proposed to be provided by the Advisors to the Funds; (iii) their satisfaction that the investment advisory fee rates proposed for the Funds are consistent with applicable standards and are reasonable and fair; and (iv) their assessment that the Advisors’ projected profitability in connection with providing investment management services to the Funds would not be excessive.

In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. Certain factors considered by the Board at the Meetings are addressed in more detail below.

Nature, Quality, and Extent of Services

In considering the nature, extent and quality of the services proposed to be provided by the Advisors, the Board reviewed the services to be provided by each firm and the qualifications and backgrounds of the portfolio managers responsible for managing the Funds. The Board also reviewed information set forth in each firm’s Form ADV, which provides information about the firm, its management, and its

Board Review of Investment Advisory and Sub-Advisory Agreements - (Continued)

business activities and affiliations. In addition, the Board observed that the Chief Compliance Officer of the Trust reviewed each firm’s compliance program and determined that they were reasonably designed to prevent violation of the federal securities laws as applicable to the Funds. The Board considered the professional experience and qualifications of each Sub-Advisor’s senior management and key professional personnel, including those individuals responsible for portfolio management. The Board also considered each Sub-Advisor’s operational capabilities and resources, and its depth and breadth of experience in managing investment portfolios. Based on its review, the Board determined that the Advisor, the Sub-Advisors and their respective personnel were well-qualified to provide all required services to the Funds and to provide services that are of high quality, and that each firm has appropriate resources to provide such services.

Performance

In connection with the assessment of the ability of each Sub-Advisor to perform its duties under its Sub-Advisory Agreement, the Board considered the sufficiency of each Sub-Advisor’s resources. The Board concluded that each Sub-Advisor had the financial resources necessary to perform its obligations under its Sub-Advisory Agreement. The Board heard an overview of each Sub-Advisor’s investment philosophy, the proposed portfolio construction of each Fund, and the specific investment techniques to be employed. The Board also reviewed the overall investment performance of each Sub-Advisor.

Cost of Services to be Provided and Profits to be Realized by the Advisor, Sub-Advisors and their Affiliates under the New Agreements, and Comparative Fees

The Board considered the cost of the services to be provided by the Advisors and reviewed the investment advisory fees to be paid pursuant to the New Agreements. In addition, the Board discussed the fee arrangements between the Advisor and each Sub-Advisor. The Board also reviewed information provided by the Advisor regarding advisory fees of comparable funds and evaluated the proposed advisory fee arrangements in light of this information and the factors that judicial decisions have specified as pertinent generally. The Board also considered the Advisor’s contractual arrangements to waive a portion of its advisory fee and/or reimburse expenses in an effort to control the expense ratios of the Funds. Based on the foregoing considerations, the Board determined that it was satisfied that the investment advisory fee rate proposed for each of the Funds was consistent with applicable standards and was reasonable and fair.

Economies of Scale

The Board concluded that economies of scale would not likely be realized during the initial term of the New Agreements and determined that it would reconsider this factor at an appropriate time in the future. In the event there were to be significant asset growth in any Funds, the Board determined to reassess whether the investment advisory and sub-advisory fees paid to the Advisor and the Sub-Advisors appropriately took into account any economies of scale that had been realized as a result of that growth.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of the New Agreements are fair and reasonable; (ii) concluded that the Advisor’s fee is fair and reasonable in light of the services that it will provide to the Funds; (iii) concluded that the fees for each Sub-Advisor are each fair and reasonable in light of the services that each Sub-Advisor will provide to its respective Fund; and (iv) agreed to approve the New Agreements for initial terms of two years.

SUPPLEMENTAL INFORMATION

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at http://www.advisorshares.com.

ADVISORSHARES TRUST

Investment Advisor
AdvisorShares Investments, LLC
2 Bethesda Metro Center, Suite 1330
Bethesda, Maryland 20814

Sub-Advisor
WCM Investment Management
281 Brooks Street
Laguna Beach, California 92651

Madrona Funds, LLC
2911 Bond Street, Suite 105
Everett, Washington 98201

Accuvest Global Advisors
3100 Oak Road, Suite 380
Walnut Creek, CA 94597

Cambria Investment Management, L.P.
2321 Rosecrans Avenue, Suite 3225
El Segundo, California 90245

Ranger Alternative Management, L.P.
300 Crescent Court, Suite 1100
Dallas, Texas 75201

Peritus I Asset Management, LLC
26 West Anapamu, 3rd Floor
Santa Barbara, California 93103

American Wealth Management
570 Hammill Lane
Reno, Nevada 89511

TrimTabs Asset Management, LLC
2018 Stony Oak Court
Santa Rosa, CA 95403

Community Capital Management, Inc.
2500 Weston Road, Suite 101
Weston, FL 33331

First Affirmative Financial Network, LLC
5475 Mark Dabling Boulevard, Suite 108
Colorado Springs, Colorado 80918

Reynders, McVeigh Capital Management, LLC
121 High Street, 5th Floor
Boston, MA 02110

Baldwin Brothers, Inc.
204 Spring Street
Marion, MA 02738

Newfleet Asset Management, LLC
100 Pearl Street
Hartford, Connecticut 06103

Partnervest Advisory Services, LLC
1216 State Street, 3rd Floor
Santa Barbara, CA 93101

Pring Turner Capital Group
1600 South Main Street, Suite 375
Walnut Creek, CA 94596

Commerce Asset Management, LLC
6075 Poplar Avenue, Suite 700
Memphis, TN 38119

The Elements Financial Group, LLC
19200 Von Karman Avenue, Suite 800
Irvine, CA 92612

AthenaInvest, Inc.
5340 South Quebec Street, Suite 365-N
Greenwood Village, CO 80111

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of management and other information.

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	02/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	02/26/14

By (Signature and Title)*	/s/ Dan Ahrens
Dan Ahrens, Treasurer
(principal financial officer)

Date	02/26/14

* Print the name and title of each signing officer under his or her signature.